UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Convertible Securities Fund

		Par ($)	Value ($)*
Convertible Bonds — 66.9%
CONSUMER DISCRETIONARY — 8.5%
Apparel — 0.7%
Iconix Brand Group, Inc.
	2.500% 06/01/16 (a)	3,750,000	3,970,313
Apparel Total			3,970,313
Auto Components — 1.2%
BorgWarner, Inc.
	3.500% 04/15/12	1,120,000	2,487,800
TRW Automotive, Inc.
	3.500% 12/01/15 (a)	2,100,000	4,291,875
Auto Components Total			6,779,675
Automobiles — 0.5%
Ford Motor Co.
	4.250% 11/15/16	1,500,000	2,724,375
Automobile Total			2,724,375
Hotels, Restaurants & Leisure — 2.1%
Home Inns & Hotels Management, Inc.
	2.000% 12/15/15 (a)	3,020,000	3,153,695
MGM Resorts International
	4.250% 04/15/15	7,280,000	8,472,100
Hotels, Restaurants & Leisure Total			11,625,795
Household Durables — 0.8%
Lennar Corp.
	2.750% 12/15/20 (a)	3,770,000	4,167,094
Household Durables Total			4,167,094
Media — 2.5%
Interpublic Group of Companies, Inc.
	4.250% 03/15/23	4,210,000	4,762,562
Liberty Media Corp.
	3.250% 03/15/31	6,500,000	5,557,500
Nielsen Holdings NV
	6.250% 02/01/13	5,000,000	3,128,125
Media Total			13,448,187
Specialty Retail — 0.7%
Charming Shoppes, Inc.
	1.125% 05/01/14	4,180,000	3,720,200
Specialty Retail Total			3,720,200
CONSUMER DISCRETIONARY TOTAL			46,435,639

1

		Par ($)	Value ($)
Convertible Bonds — (continued)
CONSUMER STAPLES — 2.0%
Beverages — 0.8%
Central European Distribution Corp.
	3.000% 03/15/13	4,580,000	4,070,475
Beverages Total			4,070,475
Food Products — 0.5%
Smithfield Foods, Inc.
	4.000% 06/30/13	2,410,000	2,813,675
Food Products Total			2,813,675
Tobacco — 0.7%
Vector Group Ltd.
	3.875% 06/15/26 (b)	3,170,000	3,851,550
Tobacco Total			3,851,550
CONSUMER STAPLES TOTAL			10,735,700
ENERGY — 4.3%
Energy Equipment & Services — 2.0%
Hornbeck Offshore Services, Inc.
	1.625% 11/15/26 (1.375% 11/15/13) (a)(c)	5,000,000	4,850,000
	1.625% 11/15/26 (1.375% 11/15/13) (c)	2,770,000	2,686,900
Newpark Resources, Inc.
	4.000% 10/01/17	2,650,000	3,210,475
Energy Equipment & Services Total			10,747,375
Oil, Gas & Consumable Fuels — 2.3%
Chesapeake Energy Corp.
	2.750% 11/15/35	2,320,000	2,659,300
International Coal Group, Inc.
	4.000% 04/01/17	1,040,000	2,688,400
James River Coal Co.
	3.125% 03/15/18 (a)	2,050,000	2,085,055
	4.500% 12/01/15 (a)	2,220,000	2,580,750
SM Energy Co.
	3.500% 04/01/27	2,080,000	2,711,800
Oil, Gas & Consumable Fuels Total			12,725,305
ENERGY TOTAL			23,472,680
FINANCIALS — 7.3%
Capital Markets — 1.9%
Ares Capital Corp.
	5.125% 06/01/16 (a)	5,300,000	5,419,250
Knight Capital Group, Inc.
	3.500% 03/15/15	5,500,000	5,259,375
Capital Markets Total			10,678,625

2

		Par ($)	Value ($)
Convertible Bonds — (continued)
FINANCIALS — (continued)
Consumer Finance — 1.5%
Dollar Financial Corp.
	3.000% 04/01/28	5,987,000	7,970,194
Consumer Finance Total			7,970,194
Diversified Financial Services — 0.7%
Affiliated Managers Group, Inc.
	3.950% 08/15/38	3,170,000	3,617,763
Diversified Financial Services Total			3,617,763
Real Estate Investment Trusts (REITs) — 2.0%
Digital Realty Trust LP
	5.500% 04/15/29 (a)	3,660,000	5,556,338
Vornado Realty LP
	3.875% 04/15/25	4,770,000	5,586,862
Real Estate Investment Trusts (REITs) Total			11,143,200
Thrifts & Mortgage Finance — 1.2%
MGIC Investment Corp.
	5.000% 05/01/17	3,480,000	3,599,016
Radian Group, Inc.
	3.000% 11/15/17	3,510,000	2,707,087
Thrifts & Mortgage Finance Total			6,306,103
FINANCIALS TOTAL			39,715,885
HEALTH CARE — 10.9%
Biotechnology — 5.9%
Cubist Pharmaceuticals, Inc.
	2.500% 11/01/17	3,240,000	4,766,850
Dendreon Corp.
	2.875% 01/15/16	6,180,000	7,002,064
Gilead Sciences, Inc.
	1.625% 05/01/16 (a)	11,690,000	13,613,706
Human Genome Sciences, Inc.
	2.250% 08/15/12	2,510,000	4,047,375
Vertex Pharmaceuticals, Inc.
	3.350% 10/01/15	2,160,000	2,748,600
Biotechnology Total			32,178,595
Health Care Equipment & Supplies — 1.3%
Alere, Inc.
	3.000% 05/15/16	6,000,000	6,937,500
Health Care Equipment & Supplies Total			6,937,500
Healthcare Products — 1.0%
Insulet Corp.
	5.375% 06/15/13	2,320,000	2,873,900

3

		Par ($)	Value ($)
Convertible Bonds — (continued)
HEALTH CARE — (continued)
Volcano Corp.
	2.875% 09/01/15	2,320,000	2,913,920
Healthcare Products Total			5,787,820
Pharmaceuticals — 2.7%
Akorn, Inc.
	3.500% 06/01/16 (a)	1,875,000	1,980,469
Mylan, Inc.
	1.250% 03/15/12	3,110,000	3,421,000
	3.750% 09/15/15	2,020,000	3,825,375
Omnicare, Inc.
	3.750% 12/15/25	2,100,000	2,795,625
Salix Pharmaceuticals Ltd.
	2.750% 05/15/15	2,400,000	2,745,000
Pharmaceuticals Total			14,767,469
HEALTH CARE TOTAL			59,671,384
INDUSTRIALS — 7.2%
Aerospace & Defense — 1.0%
Alliant Techsystems, Inc.
	3.000% 08/15/24	4,780,000	5,383,475
Aerospace & Defense Total			5,383,475
Airlines — 0.9%
United Continental Holdings, Inc.
	4.500% 06/30/21	4,710,000	4,727,898
Airlines Total			4,727,898
Commercial Services & Supplies — 0.7%
Covanta Holding Corp.
	3.250% 06/01/14	3,500,000	4,042,500
Commercial Services & Supplies Total			4,042,500
Electrical Equipment — 0.9%
General Cable Corp.
	0.875% 11/15/13	3,640,000	3,890,250
	4.500% 11/15/29 (c) (2.250% 11/15/19)	1,000,000	1,365,000
Electrical Equipment Total			5,255,250
Machinery — 2.0%
Altra Holdings, Inc.
	2.750% 03/01/31 (a)	2,525,000	2,919,531
Ingersoll-Rand Global Holding Co. Ltd.
	4.500% 04/15/12	1,000,000	2,791,250

4

		Par ($)	Value ($)
Convertible Bonds — (continued)
INDUSTRIALS — (continued)
Navistar International Corp.
	3.000% 10/15/14	3,560,000	5,179,800
Machinery Total			10,890,581
Marine — 1.0%
DryShips, Inc.
	5.000% 12/01/14	5,970,000	5,320,763
Marine Total			5,320,763
Transportation — 0.7%
Greenbrier Companies, Inc.
	3.500% 04/01/18 (a)	3,790,000	3,917,344
Transportation Total			3,917,344
INDUSTRIALS TOTAL			39,537,811
INFORMATION TECHNOLOGY — 21.8%
COMMUNICATION EQUIPMENT
Diversified Telecommunication Services — 0.7%
InterDigital, Inc.
	2.500% 03/15/16 (a)	3,650,000	3,937,437
Diversified Telecommunication Services Total			3,937,437
Wireless Telecommunication Services — 2.1%
Ciena Corp.
	3.750% 10/15/18 (a)	3,470,000	5,325,582
Comtech Telecommunications Corp.
	3.000% 05/01/29	3,750,000	3,910,313
Ixia
	3.000% 12/15/15 (a)	2,180,000	2,463,945
Wireless Telecommunication Services Total			11,699,840
Computers & Peripherals — 3.7%
EMC Corp.
	1.750% 12/01/11	3,280,000	5,805,600
	1.750% 12/01/13	6,440,000	11,648,350
SanDisk Corp.
	1.500% 08/15/17	2,410,000	2,753,425
Computers & Peripherals Total			20,207,375
Internet Software & Services — 3.6%
Digital River, Inc.
	1.250% 01/01/24	1,900,000	1,909,500
	2.000% 11/01/30 (a)	4,480,000	4,474,830
Equinix, Inc.
	3.000% 10/15/14	4,770,000	5,425,875
Telvent GIT SA
	5.500% 04/15/15 (a)	3,250,000	4,009,688

5

		Par ($)	Value ($)
Convertible Bonds — (continued)
INFORMATION TECHNOLOGY — (continued)
WebMD Health Corp.
	2.250% 03/31/16 (a)	4,200,000	4,047,750
Internet Software & Services Total			19,867,643
IT Services — 2.1%
CACI International, Inc.
	2.125% 05/01/14	3,130,000	4,010,312
DST Systems, Inc.
	4.125% 08/15/23 (08/15/13) (b)	6,620,000	7,637,825
IT Services Total			11,648,137
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.
	6.000% 05/01/15	7,043,000	7,315,916
Lam Research Corp.
	1.250% 05/15/18 (a)	2,800,000	2,877,000
Mentor Graphics Corp.
	4.000% 04/01/31 (a)	4,900,000	4,949,000
Micron Technology, Inc.
	1.875% 06/01/14	3,580,000	3,781,375
Novellus Systems, Inc.
	2.625% 05/15/41 (a)	2,820,000	3,038,550
ON Semiconductor Corp.
	2.625% 12/15/26	4,550,000	5,795,563
Semiconductors & Semiconductor Equipment Total			27,757,404
Software — 4.5%
Concur Technologies, Inc.
	2.500% 04/15/15 (a)	4,800,000	5,556,000
Nuance Communications, Inc.
	2.750% 08/15/27	4,045,000	5,369,737
RightNow Technologies, Inc.
	2.500% 11/15/30 (a)	3,525,000	4,447,493
Rovi Corp.
	2.625% 02/15/40	3,400,000	4,670,750
Take-Two Interactive Software, Inc.
	4.375% 06/01/14	1,700,000	2,826,250
TiVo, Inc.
	4.000% 03/15/16 (a)	1,360,000	1,630,300
Software Total			24,500,530

6

		Par ($)	Value ($)
Convertible Bonds — (continued)
INFORMATION TECHNOLOGY TOTAL			119,618,366
MATERIALS — 4.4%
Chemicals — 0.2%
ShengdaTech, Inc.
	6.500% 12/15/15 (a)	2,430,000	1,348,164
Chemicals Total			1,348,164
Construction Materials — 1.0%
Cemex SAB de CV
	3.250% 03/15/16 (a)	2,870,000	2,866,413
	3.750% 03/15/18 (a)	2,870,000	2,870,000
Construction Materials Total			5,736,413
Containers & Packaging — 0.9%
Owens-Brockway Glass Container, Inc.
	3.000% 06/01/15 (a)	4,670,000	4,845,125
Containers & Packaging Total			4,845,125
Metals & Mining — 2.3%
Jaguar Mining, Inc.
	5.500% 03/31/16 (a)	2,780,000	2,859,925
Steel Dynamics, Inc.
	5.125% 06/15/14	3,720,000	4,552,350
Sterlite Industries India Ltd.
	4.000% 10/30/14	4,920,000	5,036,850
Metals & Mining Total			12,449,125
MATERIALS TOTAL			24,378,827
TELECOMMUNICATION SERVICES — 0.5%
Wireless Telecommunication Services — 0.5%
Leap Wireless International, Inc.
	4.500% 07/15/14	2,620,000	2,564,325
Wireless Telecommunication Services Total			2,564,325
TELECOMMUNICATION SERVICES TOTAL			2,564,325

	Total Convertible Bonds (cost of $322,784,911)		366,130,617

7

	Shares	Value ($)
Convertible Preferred Stocks — 23.9%
CONSUMER DISCRETIONARY — 3.0%
Automobiles — 2.0%
General Motors Co., 4.750%	220,000	11,022,000
Automobiles Total		11,022,000
Household Durables — 1.0%
Stanley Black & Decker, Inc., 4.750%	44,800	5,398,400
Household Durables Total		5,398,400
CONSUMER DISCRETIONARY TOTAL		16,420,400
CONSUMER STAPLES — 1.9%
Food Products — 1.9%
Bunge Ltd., 4.875% (d)	50,700	5,348,850
Dole Food Automatic Common Exchange Security Trust, 7.000% (a)	420,000	5,269,698
Food Products Total		10,618,548
CONSUMER STAPLES TOTAL		10,618,548
ENERGY — 3.6%
Oil, Gas & Consumable Fuels — 3.6%
Apache Corp., 6.000%	124,500	8,282,985
Chesapeake Energy Corp., 5.000% (d)	83,000	8,241,900
Whiting Petroleum Corp., 6.250% (d)	9,280	2,943,616
Oil, Gas & Consumable Fuels Total		19,468,501
ENERGY TOTAL		19,468,501
FINANCIALS — 9.9%
Commercial Banks — 1.6%
Fifth Third Bancorp., 8.500% (d)	59,000	8,473,875
Commercial Banks Total		8,473,875
Diversified Financial Services — 4.2%
Bank of America Corp., 7.250% (d)	7,300	7,665,000
Citigroup, Inc., 7.500%	90,000	10,845,000
Omnicare Capital Trust II, 4.000%	92,700	4,578,453
Diversified Financial Services Total		23,088,453
Insurance — 2.6%
Hartford Financial Services Group, Inc., 7.250%	155,000	4,073,400
MetLife, Inc., 5.000%	124,000	10,256,040
Insurance Total		14,329,440

8

	Shares	Value ($)
Convertible Preferred Stocks — (continued)
FINANCIALS — (CONTINUED)
Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc., Series D, 7.000% (d)	310,000	8,339,000
Real Estate Investment Trusts (REITs) Total		8,339,000
FINANCIALS TOTAL		54,230,768
INDUSTRIALS — 2.0%
Airlines — 0.5%
Continental Airlines Finance Trust II, 6.000%	72,000	2,763,000
Airlines Total		2,763,000
Electrical Equipment — 0.5%
Energy XXI Bermuda Ltd., 5.625% (d)	8,000	2,980,000
Electrical Equipment Total		2,980,000
Road & Rail — 1.0%
2010 Swift Mandatory Common Exchange Security Trust, 6.000% (a)	408,800	5,435,487
Road & Rail Total		5,435,487
INDUSTRIALS TOTAL		11,178,487
INFORMATION TECHNOLOGY — 1.2%
Semiconductors & Semiconductor Equipment — 1.2%
Goldman Sachs Group, Inc., 0.750% (a)	183,921	4,120,566
UBS AG, 6.750%	68,000	2,518,720
Semiconductors & Semiconductor Equipment Total		6,639,286
INFORMATION TECHNOLOGY TOTAL		6,639,286
MATERIALS — 0.9%
Metals & Mining — 0.9%
Molycorp, Inc., 5.500%	19,000	2,316,290
UBS AG, 9.375%	100,600	2,533,359
Metals & Mining Total		4,849,649
MATERIALS TOTAL		4,849,649
UTILITIES — 1.4%
Electric Utilities — 1.4%
Great Plains Energy, Inc., 12.000%	38,300	2,539,673
PPL Corp., 9.500%	86,100	4,963,665
Electric Utilities Total		7,503,338
UTILITIES TOTAL		7,503,338

Total Convertible Preferred Stocks (cost of $121,261,971)		130,908,977

9

	Shares	Value ($)
Preferred Stocks — 3.7%
CONSUMER DISCRETIONARY — 0.8%
Auto Components — 0.8%
Goodyear Tire & Rubber Co., 5.875%	74,800	4,385,524
Auto Components Total		4,385,524
CONSUMER DISCRETIONARY TOTAL		4,385,524
FINANCIALS — 1.9%
Diversified Financial Services — 0.4%
AMG Capital Trust II, 5.150%	43,000	1,889,312
Diversified Financial Services Total		1,889,312
Real Estate Investment Trusts (REITs) — 1.5%
Health Care REIT, Inc., 6.500% (d)	150,000	8,082,000
Real Estate Investment Trusts (REITs) Total		8,082,000
FINANCIALS TOTAL		9,971,312
UTILITIES — 1.0%
Electric Utilities — 1.0%
PPL Corp., 8.750%	102,190	5,570,377
Electric Utilities Total		5,570,377
UTILITIES TOTAL		5,570,377

Total Preferred Stocks (cost of $18,383,935)		19,927,213

Common Stocks — 1.7%
HEALTH CARE — 1.0%
Biotechnology — 0.5%
Amgen, Inc. (d)	48,500	2,936,190
Biotechnology Total		2,936,190
Health Care Providers & Services — 0.5%
Lincare Holdings, Inc.	88,000	2,668,160
Health Care Providers & Services Total		2,668,160
HEALTH CARE TOTAL		5,604,350
INFORMATION TECHNOLOGY — 0.7%
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc. (d)	160,000	1,388,800
Intel Corp.	109,400	2,462,594
Semiconductors & Semiconductor Equipment Total		3,851,394
INFORMATION TECHNOLOGY TOTAL		3,851,394

Total Common Stocks (cost of $8,889,484)		9,455,744

10

	Par ($)	Value ($)
Short-Term Obligation — 3.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/18/17, market value $17,810,625 (repurchase proceeds $17,461,005)	17,461,000	17,461,000

Total Short-Term Obligation (cost of $17,461,000)		17,461,000

Total Investments — 99.4% (cost of $488,781,301)(e)(f)		543,883,551

Other Assets & Liabilities, Net — 0.6%		3,538,752

Net Assets — 100.0%		547,422,303

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

11

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used, to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Convertible Bonds
Consumer Discretionary	$—	$46,435,639	$—	$46,435,639
Consumer Staples	—	10,735,700	—	10,735,700
Energy	—	23,472,680	—	23,472,680
Financials	—	39,715,885	—	39,715,885
Health Care	—	59,671,384	—	59,671,384
Industrials	—	39,537,811	—	39,537,811
Information Technology	—	119,618,366	—	119,618,366
Materials	—	23,030,663	1,348,164	24,378,827
Telecommunication Services	—	2,564,325	—	2,564,325
Total Convertible Bonds	—	364,782,453	1,348,164	366,130,617
Convertible Preferred Stocks
Consumer Discretionary	16,420,400	—	—	16,420,400
Consumer Staples	5,348,850	5,269,698	—	10,618,548
Energy	19,468,501	—	—	19,468,501
Financials	35,500,853	18,729,915	—	54,230,768
Industrials	2,763,000	8,415,487	—	11,178,487
Information Technology	—	6,639,286		6,639,286
Materials	2,316,290	2,533,359	—	4,849,649
Utilities	2,539,673	4,963,665	—	7,503,338
Total Convertible Preferred Stocks	84,357,567	46,551,410	—	130,908,977
Preferred Stocks
Consumer Discretionary	4,385,524	—	—	4,385,524
Financials	8,082,000	1,889,312	—	9,971,312
Utilities	—	5,570,377	—	5,570,377
Total Preferred Stocks	12,467,524	7,459,689	—	19,927,213
Total Common Stocks	9,455,744	—	—	9,455,744
Total Short-Term Obligation	—	17,461,000	—	17,461,000
Total Investments	$106,280,835	$436,254,552	$1,348,164	$543,883,551

12

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain convertible bonds classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered various factors including, but not limited to, the distressed nature of the security, estimates of future cash flows from the underlying assets and the potential actions related to the respective company’s bankruptcy filing.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ending May 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2011

Convertible Bonds	$—	$—	$—	$(1,030,199)	$—	$—	$2,378,363	$—	$1,348,164

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $1,030,199.

Financial Assets were transferred from Level 2 to Level 3 due to consideration of inputs utilized by the pricing provider.  As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$2,378,363	$2,378,363	$—

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, these securities, which are not illiquid, amounted to $134,878,373, which represents 24.6% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2011.
(c)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the security will begin accruing at this rate.
(d)	Non-income producing security.
(e)	Cost for federal income tax purposes is $488,781,301.
(f)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

13

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$59,740,176	$(4,637,926)	$55,102,250

14

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Global Value Fund

	Shares	Value ($)*
Common Stocks — 97.8%
CONSUMER DISCRETIONARY — 4.0%
Automobiles — 1.5%
Toyota Motor Corp.	11,700	489,053
Automobiles Total		489,053
Multiline Retail — 2.5%
Marks & Spencer Group PLC	129,619	850,547
Multiline Retail Total		850,547
CONSUMER DISCRETIONARY TOTAL		1,339,600
CONSUMER STAPLES — 13.1%
Food & Staples Retailing — 10.5%
Carrefour SA (a)	18,500	819,466
Koninklijke Ahold NV	67,660	964,737
Safeway, Inc.	20,000	494,000
Seven & I Holdings Co., Ltd.	12,800	340,470
Wm. Morrison Supermarkets PLC	177,232	885,135
Food & Staples Retailing Total		3,503,808
Food Products — 2.6%
Unilever NV	26,700	871,456
Food Products Total		871,456
CONSUMER STAPLES TOTAL		4,375,264
ENERGY — 8.9%
Oil, Gas & Consumable Fuels — 8.9%
Chesapeake Energy Corp.	18,400	576,656
ENI SpA	40,200	963,811
Total SA	16,700	962,039
Valero Energy Corp.	17,800	489,500
Oil, Gas & Consumable Fuels Total		2,992,006
ENERGY TOTAL		2,992,006
FINANCIALS — 21.9%
Commercial Banks — 9.5%
Intesa Sanpaolo SpA	142,178	368,909
Mitsubishi UFJ Financial Group, Inc.	144,000	664,093
Mizuho Financial Group, Inc.	355,900	558,554
PNC Financial Services Group, Inc.	5,013	312,911
Sumitomo Mitsui Financial Group, Inc.	19,700	569,399
Wells Fargo & Co.	25,159	713,761
Commercial Banks Total		3,187,627
Diversified Financial Services — 4.8%
Bank of America Corp.	65,724	772,257

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Citigroup, Inc.	19,876	817,898
Diversified Financial Services Total		1,590,155
Insurance — 7.6%
Aegon NV (a)	95,882	670,877
MS & AD Insurance Group Holdings	29,200	683,622
Swiss Re Ltd. (a)	8,100	481,973
Tokio Marine Holdings, Inc.	26,100	717,367
Insurance Total		2,553,839
FINANCIALS TOTAL		7,331,621
HEALTH CARE — 16.8%
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. (a)	99,873	717,088
Health Care Equipment & Supplies Total		717,088
Pharmaceuticals — 14.6%
AstraZeneca PLC	16,900	883,361
Daiichi Sankyo Co., Ltd.	28,100	545,377
Eli Lilly & Co.	11,300	434,824
GlaxoSmithKline PLC	49,620	1,077,448
Pfizer, Inc.	40,100	860,145
Sanofi	13,949	1,104,472
Pharmaceuticals Total		4,905,627
HEALTH CARE TOTAL		5,622,715
INDUSTRIALS — 2.4%
Building Products — 0.6%
Masco Corp.	14,400	205,200
Building Products Total		205,200
Industrial Conglomerates — 1.8%
General Electric Co.	30,040	589,986
Industrial Conglomerates Total		589,986
INDUSTRIALS TOTAL		795,186
INFORMATION TECHNOLOGY — 14.4%
Communications Equipment — 1.5%
Telefonaktiebolaget LM Ericsson, Class B	34,689	513,187
Communications Equipment Total		513,187
Computers & Peripherals — 3.0%
Dell, Inc. (a)	40,270	647,541
Western Digital Corp. (a)	10,160	372,364
Computers & Peripherals Total		1,019,905

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 1.7%
FUJIFILM Holdings Corp.	19,400	575,676
Electronic Equipment, Instruments & Components Total		575,676
Office Electronics — 1.8%
Xerox Corp.	57,600	588,096
Office Electronics Total		588,096
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.	38,759	872,465
Semiconductors & Semiconductor Equipment Total		872,465
Software — 3.8%
Microsoft Corp.	50,400	1,260,504
Software Total		1,260,504
INFORMATION TECHNOLOGY TOTAL		4,829,833
TELECOMMUNICATION SERVICES — 16.3%
Diversified Telecommunication Services — 16.3%
AT&T, Inc.	27,127	856,128
Brasil Telecom SA, ADR (Ordinary)	11,568	126,323
Brasil Telecom SA, ADR (Preference)	15,672	481,444
Deutsche Telekom AG, Registered Shares	47,903	712,121
France Telecom SA	22,200	507,973
Nippon Telegraph & Telephone Corp.	18,500	870,562
Tele Norte Leste Participacoes SA, ADR	14,700	262,689
Telecom Italia SpA	480,193	681,025
Telecom Italia SpA, Savings Shares	565,300	691,495
Telefonica SA	11,774	285,929
Diversified Telecommunication Services Total		5,475,689
TELECOMMUNICATION SERVICES TOTAL		5,475,689

Total Common Stocks (cost of $41,205,456)		32,761,914

	Par ($)
Short-Term Obligation — 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 03/15/31, market value $218,213 (repurchase proceeds $208,000)	208,000	208,000

Total Short-Term Obligation (cost of $208,000)		208,000

3

Value ($)
Total Investments — 98.4% (cost of $41,413,456)(b)(c)	32,969,914

Other Assets & Liabilities, Net — 1.6%	546,719

Net Assets — 100.0%	33,516,633

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

4

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

5

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$1,339,600	—	$1,339,600
Consumer Staples	494,000	3,881,264	—	4,375,264
Energy	1,066,156	1,925,850	—	2,992,006
Financials	2,616,827	4,714,794	—	7,331,621
Health Care	2,012,057	3,610,658	—	5,622,715
Industrials	795,186	—	—	795,186
Information Technology	3,740,970	1,088,863	—	4,829,833
Telecommunication Services	1,726,584	3,749,105	—	5,475,689
Total Common Stocks	12,451,780	20,310,134	—	32,761,914
Total Short-Term Obligation	—	208,000	—	208,000
Total Investments	$12,451,780	$20,518,134	$—	$32,969,914

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $41,413,456.
(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$6,057,479	$(14,501,021)	$(8,443,542)

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia International Value Fund

		Value ($)
Investment Company — 100.1%
	Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio*	1,588,201,440

	Total Investments — 100.1%	1,588,201,440

	Other Assets & Liabilities, Net — (0.1)%	(1,140,599)

	Net Assets — 100.0%	1,587,060,841

*

The investment portfolio of the Columbia International Value Master Portfolio is included below.  Columbia International Value Fund invests only in Columbia International Value Master Portfolio.  At May 31, 2011, Columbia International Value Fund owned 88.3% of Columbia International Value Master Portfolio.

1

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia International Value Master Portfolio

	Shares	Value ($)*
Common Stocks — 97.7%
CONSUMER DISCRETIONARY — 8.7%
Automobiles — 2.9%
Nissan Motor Co., Ltd.	1,330,900	13,398,192
Renault SA	125,200	7,102,508
Toyota Motor Corp.	773,400	32,327,651
Automobiles Total		52,828,351
Household Durables — 1.3%
Sony Corp.	897,900	24,036,316
Household Durables Total		24,036,316
Media — 1.3%
ITV PLC (a)	19,298,976	22,556,103
Media Total		22,556,103
Multiline Retail — 1.7%
Marks & Spencer Group PLC, ADR	2,281,340	29,957,188
Multiline Retail Total		29,957,188
Specialty Retail — 1.5%
Kingfisher PLC	5,759,000	27,198,565
Specialty Retail Total		27,198,565
CONSUMER DISCRETIONARY TOTAL		156,576,523
CONSUMER STAPLES — 12.7%
Food & Staples Retailing — 9.0%
Carrefour SA	891,160	39,474,361
J Sainsbury PLC	4,965,329	28,228,479
Koninklijke Ahold NV	2,496,732	35,599,897
Seven & I Holdings Co., Ltd.	1,041,300	27,697,758
Wm. Morrison Supermarkets PLC	6,214,365	31,035,892
Food & Staples Retailing Total		162,036,387
Food Products — 2.0%
Unilever NV	1,094,549	35,724,740
Food Products Total		35,724,740
Tobacco — 1.7%
Japan Tobacco, Inc.	7,907	30,603,539
Tobacco Total		30,603,539
CONSUMER STAPLES TOTAL		228,364,666
ENERGY — 7.6%
Oil, Gas & Consumable Fuels — 7.6%
BP PLC	3,064,170	23,607,451
ENI SpA	2,337,087	56,032,589
Petroleo Brasileiro SA, ADR	285,143	8,913,570

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Total SA	842,181	48,515,649
Oil, Gas & Consumable Fuels Total		137,069,259
ENERGY TOTAL		137,069,259
FINANCIALS — 17.9%
Capital Markets — 1.7%
Deutsche Bank AG, Registered Shares	198,375	11,823,211
UBS AG, Registered Shares (a)	975,930	18,697,029
Capital Markets Total		30,520,240
Commercial Banks — 8.2%
Barclays PLC	4,818,407	21,928,043
Sumitomo Mitsui Trust Holdings, Inc.	1,436,000	4,955,874
HSBC Holdings PLC	983,039	10,265,341
Intesa Sanpaolo SpA	8,435,186	21,886,746
Mitsubishi UFJ Financial Group, Inc.	4,958,431	22,867,067
Mizuho Financial Group, Inc.	11,539,600	18,110,393
Natixis (a)	2,404,246	13,521,481
San-In Godo Bank Ltd.	233,000	1,527,386
Sumitomo Mitsui Financial Group, Inc.	781,042	22,574,871
UniCredit SpA	3,651,500	8,297,442
Yamaguchi Financial Group, Inc.	145,000	1,299,067
Commercial Banks Total		147,233,711
Insurance — 8.0%
Aegon NV (a)	4,527,957	31,681,670
MS & AD Insurance Group Holdings	1,296,000	30,341,564
NKSJ Holdings, Inc.	2,857,000	18,089,978
Swiss Re Ltd. (a)	591,500	35,195,949
Tokio Marine Holdings, Inc.	1,021,900	28,087,268
Insurance Total		143,396,429
FINANCIALS TOTAL		321,150,380
HEALTH CARE — 12.9%
Pharmaceuticals — 12.9%
Astellas Pharma, Inc.	635,900	24,250,035
AstraZeneca PLC	611,885	31,983,138
Daiichi Sankyo Co., Ltd.	852,600	16,547,642
GlaxoSmithKline PLC	1,716,048	37,262,250
Ono Pharmaceutical Co., Ltd.	696,700	36,637,236
Sanofi SA	617,886	48,923,752
Taisho Pharmaceutical Co., Ltd.	382,000	8,716,539

2

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Takeda Pharmaceutical Co., Ltd.	565,400	26,855,107
Pharmaceuticals Total		231,175,699
HEALTH CARE TOTAL		231,175,699
INDUSTRIALS — 1.0%
Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co., Ltd.	1,555,000	17,837,266
Commercial Services & Supplies Total		17,837,266
INDUSTRIALS TOTAL		17,837,266
INFORMATION TECHNOLOGY — 12.0%
Communications Equipment — 3.2%
Alcatel-Lucent (a)	2,565,100	14,481,496
Nokia Oyj	2,463,665	16,840,930
Telefonaktiebolaget LM Ericsson, Class B	1,766,068	26,127,086
Communications Equipment Total		57,449,512
Electronic Equipment, Instruments & Components — 3.5%
FUJIFILM Holdings Corp.	890,505	26,424,863
TDK Corp.	185,000	9,790,790
TE Connectivity Ltd.	740,543	27,274,199
Electronic Equipment, Instruments & Components Total		63,489,852
Office Electronics — 2.3%
Canon, Inc.	855,200	41,069,574
Office Electronics Total		41,069,574
Semiconductors & Semiconductor Equipment — 3.0%
Rohm Co., Ltd.	487,300	27,903,315
STMicroelectronics NV	2,348,200	26,233,455
Semiconductors & Semiconductor Equipment Total		54,136,770
INFORMATION TECHNOLOGY TOTAL		216,145,708
MATERIALS — 1.5%
Construction Materials — 1.5%
Cemex SAB de CV, ADR (a)	2,675,692	23,037,708
Italcementi SpA, Savings Shares	890,500	4,413,548
Construction Materials Total		27,451,256
MATERIALS TOTAL		27,451,256
TELECOMMUNICATION SERVICES — 20.4%
Diversified Telecommunication Services — 17.1%
Brasil Telecom SA, ADR (Ordinary)	199,977	2,183,749
Brasil Telecom SA, ADR (Preference)	352,511	10,829,138
Deutsche Telekom AG, Registered Shares	2,988,200	44,422,275
France Telecom SA	1,838,170	42,060,421

3

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Nippon Telegraph & Telephone Corp.	942,500	44,351,621
Portugal Telecom SGPS SA, ADR	2,106,976	23,092,457
Swisscom AG, ADR	492,200	22,644,990
Tele Norte Leste Participacoes SA, ADR	691,100	12,349,957
Telecom Corp. of New Zealand Ltd., ADR	1,390,604	13,683,543
Telecom Italia SpA	13,971,910	19,815,417
Telecom Italia SpA, Savings Shares	32,972,210	40,332,746
Telefonica SA, ADR	697,443	16,968,788
Telefonos de Mexico SA de CV, ADR, Class L	828,832	14,802,940
Diversified Telecommunication Services Total		307,538,042
Wireless Telecommunication Services — 3.3%
SK Telecom Co., Ltd.	160,077	23,569,932
SK Telecom Co., Ltd., ADR	388,039	6,864,410
Tim Participacoes SA, ADR	127,738	6,250,220
Vivo Participacoes SA, ADR	228,230	10,297,738
Vodafone Group PLC	4,677,390	12,999,525
Wireless Telecommunication Services Total		59,981,825
TELECOMMUNICATION SERVICES TOTAL		367,519,867
UTILITIES — 3.0%
Electric Utilities — 3.0%
Centrais Electricas Brasileiras SA, ADR	2,512,340	36,253,066
Korea Electric Power Corp., ADR (a)	1,294,050	17,780,247
Electric Utilities Total		54,033,313
UTILITIES TOTAL		54,033,313

Total Common Stocks (cost of $1,897,527,383)		1,757,323,937

Rights — 0.1%
FINANCIALS — 0.1%
Commercial Banks — 0.1%
Intesa Sanpaolo SpA (a)
Expires 06/10/11	8,435,186	1,491,892
FINANCIALS TOTAL		1,491,892
Commercial Banks Total		1,491,892

Total Rights (cost of $—)		1,491,892

4

Value ($)
Total Investments — 97.8% (cost of $1,897,527,383)(b)(c)	1,758,815,829

Other Assets & Liabilities, Net — 2.2%	40,172,200

Net Assets — 100.0%	1,798,988,029

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Master Portfolio’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

5

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Master Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Master Portfolio’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Master Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Master Portfolio’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Master Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Master Portfolio’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$156,576,523	$—	$156,576,523
Consumer Staples	—	228,364,666	—	228,364,666
Energy	8,913,570	128,155,689	—	137,069,259
Financials	—	321,150,380	—	321,150,380
Health Care	—	231,175,699	—	231,175,699
Industrials	—	17,837,266	—	17,837,266
Information Technology	27,274,199	188,871,509	—	216,145,708
Materials	23,037,708	4,413,548	—	27,451,256
Telecommunication Services	117,322,940	250,196,927	—	367,519,867
Utilities	54,033,313	—	—	54,033,313
Total Common Stocks	230,581,730	1,526,742,207	—	1,757,323,937
Total Rights	—	1,491,892	—	1,491,892
Total Investments	$230,581,730	$1,528,234,099	$—	$1,758,815,829

6

The Master Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,897,527,383.
(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$233,698,364	$(372,409,918)	$(138,711,554)

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Large Cap Core Fund

	Shares	Value ($)*
Common Stocks — 99.6%
CONSUMER DISCRETIONARY — 10.8%
Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	234,210	9,089,690
Darden Restaurants, Inc.	247,090	12,515,108
McDonald’s Corp.	260,370	21,230,570
Hotels, Restaurants & Leisure Total		42,835,368
Internet & Catalog Retail — 1.0%
Expedia, Inc.	475,959	13,331,612
Internet & Catalog Retail Total		13,331,612
Media — 3.6%
Comcast Corp., Class A	813,150	20,523,906
DISH Network Corp., Class A (a)	372,190	11,269,913
Viacom, Inc., Class B	336,919	16,984,087
Media Total		48,777,906
Multiline Retail — 1.9%
Kohl’s Corp.	235,200	12,522,048
Macy’s, Inc.	461,250	13,320,900
Multiline Retail Total		25,842,948
Specialty Retail — 1.2%
Abercrombie & Fitch Co., Class A	97,190	7,364,087
Limited Brands, Inc.	220,593	8,814,896
Specialty Retail Total		16,178,983
CONSUMER DISCRETIONARY TOTAL		146,966,817
CONSUMER STAPLES — 8.4%
Beverages — 2.5%
PepsiCo, Inc.	474,703	33,760,877
Beverages Total		33,760,877
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	155,820	12,852,034
Safeway, Inc.	442,510	10,929,997
Food & Staples Retailing Total		23,782,031
Food Products — 1.4%
Kellogg Co.	340,110	19,382,869
Food Products Total		19,382,869
Tobacco — 2.7%
Lorillard, Inc.	140,020	16,141,506

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Philip Morris International, Inc.	294,047	21,097,872
Tobacco Total		37,239,378
CONSUMER STAPLES TOTAL		114,165,155
ENERGY — 12.5%
Energy Equipment & Services — 2.3%
Ensco PLC, ADR	169,600	9,043,072
Halliburton Co.	135,450	6,792,817
National Oilwell Varco, Inc.	135,360	9,824,429
Oceaneering International, Inc. (a)	75,210	6,129,615
Energy Equipment & Services Total		31,789,933
Oil, Gas & Consumable Fuels — 10.2%
Apache Corp.	136,381	16,993,073
Arch Coal, Inc.	229,160	6,849,592
Chesapeake Energy Corp.	255,375	8,003,453
Chevron Corp.	431,945	45,315,350
Continental Resources, Inc. (a)	113,590	7,521,930
El Paso Corp.	455,910	9,596,905
Hess Corp.	117,210	9,263,106
Occidental Petroleum Corp.	202,052	21,791,308
Royal Dutch Shell PLC, ADR	179,820	12,844,543
Oil, Gas & Consumable Fuels Total		138,179,260
ENERGY TOTAL		169,969,193
FINANCIALS — 14.7%
Capital Markets — 4.5%
BlackRock, Inc.	71,470	14,691,373
Goldman Sachs Group, Inc.	163,958	23,073,810
T. Rowe Price Group, Inc.	205,640	13,017,012
TD Ameritrade Holding Corp.	463,680	9,992,304
Capital Markets Total		60,774,499
Commercial Banks — 1.5%
PNC Financial Services Group, Inc.	319,994	19,974,025
Commercial Banks Total		19,974,025
Consumer Finance — 0.5%
Discover Financial Services	290,831	6,933,411
Consumer Finance Total		6,933,411
Diversified Financial Services — 4.9%
Citigroup, Inc.	466,489	19,196,022
IntercontinentalExchange, Inc. (a)	65,230	7,870,000
JPMorgan Chase & Co.	926,500	40,061,860
Diversified Financial Services Total		67,127,882

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 3.3%
Axis Capital Holdings Ltd.	322,150	10,611,621
Hartford Financial Services Group, Inc.	483,640	12,889,006
MetLife, Inc.	298,784	13,176,374
XL Group PLC	318,180	7,528,139
Insurance Total		44,205,140
FINANCIALS TOTAL		199,014,957
HEALTH CARE — 14.8%
Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (a)	114,000	5,405,880
Celgene Corp. (a)	122,390	7,454,775
Dendreon Corp. (a)	104,097	4,412,672
Gilead Sciences, Inc. (a)	344,000	14,358,560
Biotechnology Total		31,631,887
Health Care Equipment & Supplies — 2.0%
Covidien PLC	256,350	14,099,250
St. Jude Medical, Inc.	258,520	13,099,208
Health Care Equipment & Supplies Total		27,198,458
Health Care Providers & Services — 2.5%
CIGNA Corp.	231,170	11,533,071
McKesson Corp.	133,910	11,464,035
Medco Health Solutions, Inc. (a)	170,990	10,235,462
Health Care Providers & Services Total		33,232,568
Pharmaceuticals — 8.0%
Allergan, Inc.	98,480	8,147,250
Johnson & Johnson	603,470	40,607,496
Merck & Co., Inc.	647,420	23,792,685
Mylan, Inc. (a)	475,330	11,191,645
Pfizer, Inc.	485,060	10,404,537
Roche Holdings Ltd., ADR	331,800	14,572,656
Pharmaceuticals Total		108,716,269
HEALTH CARE TOTAL		200,779,182
INDUSTRIALS — 11.8%
Aerospace & Defense — 3.9%
Embraer SA, ADR	313,110	10,110,322
Goodrich Corp.	117,740	10,277,525
Raytheon Co.	268,790	13,541,640
United Technologies Corp.	217,394	19,080,671
Aerospace & Defense Total		53,010,158

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	288,782	21,222,589
Air Freight & Logistics Total		21,222,589
Construction & Engineering — 0.5%
KBR, Inc.	193,800	7,232,616
Construction & Engineering Total		7,232,616
Electrical Equipment — 2.2%
Cooper Industries PLC	204,410	12,847,169
Emerson Electric Co.	314,080	17,133,064
Electrical Equipment Total		29,980,233
Industrial Conglomerates — 2.2%
General Electric Co.	957,510	18,805,496
Tyco International Ltd.	221,700	10,940,895
Industrial Conglomerates Total		29,746,391
Machinery — 0.7%
Cummins, Inc.	89,580	9,427,399
Machinery Total		9,427,399
Road & Rail — 0.7%
J.B. Hunt Transport Services, Inc.	214,810	9,849,039
Road & Rail Total		9,849,039
INDUSTRIALS TOTAL		160,468,425
INFORMATION TECHNOLOGY — 19.3%
Communications Equipment — 2.6%
Alcatel-Lucent, ADR (a)	755,280	4,282,438
Cisco Systems, Inc.	378,264	6,354,835
QUALCOMM, Inc.	428,520	25,106,987
Communications Equipment Total		35,744,260
Computers & Peripherals — 4.3%
Apple, Inc. (a)	118,548	41,234,551
EMC Corp. (a)	603,435	17,179,794
Computers & Peripherals Total		58,414,345
Internet Software & Services — 1.6%
Google, Inc., Class A (a)	40,652	21,505,721
Internet Software & Services Total		21,505,721
IT Services — 4.3%
Accenture PLC, Class A	236,240	13,557,814
International Business Machines Corp.	111,429	18,823,701
Teradata Corp. (a)	75,386	4,205,785
Visa, Inc., Class A	264,710	21,457,392
IT Services Total		58,044,692

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc. (a)	1,032,180	8,959,322
Broadcom Corp., Class A (a)	218,490	7,861,270
Freescale Semiconductor Holdings I Ltd. (a)	264,808	4,898,948
Lam Research Corp. (a)	163,210	7,670,054
Semiconductors & Semiconductor Equipment Total		29,389,594
Software — 4.3%
Autodesk, Inc. (a)	235,293	10,112,893
Intuit, Inc. (a)	146,040	7,881,779
Microsoft Corp.	428,270	10,711,033
Oracle Corp.	878,410	30,059,190
Software Total		58,764,895
INFORMATION TECHNOLOGY TOTAL		261,863,507
MATERIALS — 3.6%
Chemicals — 2.0%
Air Products & Chemicals, Inc.	147,350	14,011,511
Celanese Corp., Series A	136,696	7,120,495
Potash Corp. of Saskatchewan, Inc.	98,090	5,551,894
Chemicals Total		26,683,900
Containers & Packaging — 0.6%
Crown Holdings, Inc. (a)	191,580	7,780,064
Containers & Packaging Total		7,780,064
Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	161,856	8,358,244
Rio Tinto PLC, ADR	77,230	5,415,367
Metals & Mining Total		13,773,611
MATERIALS TOTAL		48,237,575
TELECOMMUNICATION SERVICES — 2.0%
Wireless Telecommunication Services — 2.0%
MetroPCS Communications, Inc. (a)	486,330	8,705,307
NII Holdings, Inc. (a)	169,122	7,383,867
Sprint Nextel Corp. (a)	1,812,800	10,604,880
Wireless Telecommunication Services Total		26,694,054
TELECOMMUNICATION SERVICES TOTAL		26,694,054
UTILITIES — 1.7%
Electric Utilities — 0.8%
PPL Corp.	359,500	10,134,305
Electric Utilities Total		10,134,305

5

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Independent Power Producers & Energy Traders — 0.9%
Constellation Energy Group, Inc.	340,870	12,673,547
Independent Power Producers & Energy Traders Total		12,673,547
UTILITIES TOTAL		22,807,852

Total Common Stocks (cost of $1,146,457,819)		1,350,966,717

	Par ($)
Short-Term Obligation — 1.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/18/17, market value $18,424,438 (repurchase proceeds $18,062,005)	18,062,000	18,062,000

Total Short-Term Obligation (cost of $18,062,000)		18,062,000

Total Investments — 100.9% (cost of $1,164,519,819)(b)(c)		1,369,028,717

Other Assets & Liabilities, Net — (0.9)%		(11,970,729)

Net Assets — 100.0%		1,357,057,988

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,350,966,717	$—	$—	$1,350,966,717
Total Short-Term Obligation	—	18,062,000	—	18,062,000
Total Investments	$1,350,966,717	$18,062,000	$—	$1,369,028,717

8

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,164,519,819.
(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$216,016,504	$(11,507,606)	$204,508,898

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Large Cap Enhanced Core Fund

	Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 10.6%
Diversified Consumer Services — 1.0%
Apollo Group, Inc., Class A (a)	72,500	2,980,475
H&R Block, Inc.	46,500	753,300
Diversified Consumer Services Total		3,733,775
Internet & Catalog Retail — 0.6%
priceline.com, Inc. (a)	4,400	2,266,836
Internet & Catalog Retail Total		2,266,836
Media — 3.8%
Comcast Corp., Class A	204,100	5,151,484
DIRECTV, Class A (a)	95,400	4,794,804
Discovery Communications, Inc., Class A (a)	11,300	492,228
McGraw-Hill Companies, Inc.	37,700	1,601,119
Time Warner Cable, Inc.	20,300	1,567,566
Media Total		13,607,201
Multiline Retail — 0.2%
Family Dollar Stores, Inc.	900	50,166
J.C. Penney Co., Inc.	19,500	690,885
Multiline Retail Total		741,051
Specialty Retail — 3.5%
AutoZone, Inc. (a)	12,400	3,645,600
Gap, Inc.	57,500	1,115,500
Limited Brands, Inc.	67,100	2,681,316
Ross Stores, Inc.	39,200	3,212,832
TJX Companies, Inc.	36,500	1,935,230
Specialty Retail Total		12,590,478
Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc.	39,200	2,495,472
Polo Ralph Lauren Corp.	23,900	3,029,803
Textiles, Apparel & Luxury Goods Total		5,525,275
CONSUMER DISCRETIONARY TOTAL		38,464,616
CONSUMER STAPLES — 10.7%
Beverages — 1.4%
Coca-Cola Co.	28,500	1,904,085
Coca-Cola Enterprises, Inc.	100,900	2,915,001
PepsiCo, Inc.	5,300	376,936
Beverages Total		5,196,022
Food & Staples Retailing — 3.7%
Kroger Co.	91,800	2,278,476
Safeway, Inc.	11,100	274,170

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Wal-Mart Stores, Inc.	122,200	6,747,884
Walgreen Co.	98,150	4,282,284
Food & Staples Retailing Total		13,582,814
Food Products — 1.4%
Campbell Soup Co.	7,900	274,525
Hershey Co.	37,700	2,101,021
Tyson Foods, Inc., Class A	135,200	2,571,504
Food Products Total		4,947,050
Household Products — 0.9%
Kimberly-Clark Corp.	8,650	590,795
Procter & Gamble Co.	40,450	2,710,150
Household Products Total		3,300,945
Tobacco — 3.3%
Altria Group, Inc.	12,050	338,123
Lorillard, Inc.	34,900	4,023,272
Philip Morris International, Inc.	104,200	7,476,350
Tobacco Total		11,837,745
CONSUMER STAPLES TOTAL		38,864,576
ENERGY — 12.6%
Energy Equipment & Services — 1.8%
Diamond Offshore Drilling, Inc.	32,300	2,379,541
National Oilwell Varco, Inc.	54,450	3,951,981
Schlumberger Ltd.	2,700	231,444
Energy Equipment & Services Total		6,562,966
Oil, Gas & Consumable Fuels — 10.8%
Apache Corp.	34,000	4,236,400
Chevron Corp.	91,450	9,594,020
ConocoPhillips	65,200	4,773,944
Devon Energy Corp.	50,600	4,253,942
Exxon Mobil Corp.	113,594	9,481,691
Marathon Oil Corp.	63,700	3,450,629
Peabody Energy Corp.	3,100	190,216
Tesoro Corp. (a)	15,000	366,000
Valero Energy Corp.	104,200	2,865,500
Oil, Gas & Consumable Fuels Total		39,212,342
ENERGY TOTAL		45,775,308
FINANCIALS — 14.9%
Capital Markets — 2.3%
Franklin Resources, Inc.	31,500	4,081,770
Goldman Sachs Group, Inc.	6,500	914,745

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
T. Rowe Price Group, Inc.	55,700	3,525,810
Capital Markets Total		8,522,325
Commercial Banks — 1.8%
Fifth Third Bancorp.	34,000	444,040
KeyCorp	352,200	2,983,134
Wells Fargo & Co.	105,000	2,978,850
Commercial Banks Total		6,406,024
Consumer Finance — 1.7%
Capital One Financial Corp.	67,150	3,648,931
Discover Financial Services	111,450	2,656,968
Consumer Finance Total		6,305,899
Diversified Financial Services — 4.1%
Bank of America Corp.	81,050	952,337
Citigroup, Inc.	80,725	3,321,834
JPMorgan Chase & Co.	199,750	8,637,190
Leucadia National Corp.	39,800	1,411,308
Moody’s Corp.	13,000	518,830
Diversified Financial Services Total		14,841,499
Insurance — 3.6%
AFLAC, Inc.	66,400	3,173,256
Berkshire Hathaway, Inc., Class B (a)	18,600	1,470,702
Hartford Financial Services Group, Inc.	72,950	1,944,118
Lincoln National Corp.	83,400	2,447,790
Prudential Financial, Inc.	56,800	3,622,704
Travelers Companies, Inc.	8,600	533,888
Insurance Total		13,192,458
Real Estate Investment Trusts (REITs) — 1.4%
Public Storage	2,200	260,348
Simon Property Group, Inc.	40,200	4,746,012
Real Estate Investment Trusts (REITs) Total		5,006,360
FINANCIALS TOTAL		54,274,565
HEALTH CARE — 11.7%
Biotechnology — 1.7%
Biogen Idec, Inc. (a)	43,400	4,111,282
Gilead Sciences, Inc. (a)	51,500	2,149,610
Biotechnology Total		6,260,892
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	66,100	3,934,272
CR Bard, Inc.	29,300	3,275,154
Health Care Equipment & Supplies Total		7,209,426

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 2.7%
Humana, Inc. (a)	10,600	853,618
Medco Health Solutions, Inc. (a)	60,700	3,633,502
UnitedHealth Group, Inc.	105,000	5,139,750
Health Care Providers & Services Total		9,626,870
Pharmaceuticals — 5.3%
Abbott Laboratories	71,900	3,756,775
Eli Lilly & Co.	122,900	4,729,192
Johnson & Johnson	108,050	7,270,684
Merck & Co., Inc.	9,900	363,825
Pfizer, Inc.	155,000	3,324,750
Pharmaceuticals Total		19,445,226
HEALTH CARE TOTAL		42,542,414
INDUSTRIALS — 11.0%
Aerospace & Defense — 4.1%
General Dynamics Corp.	33,100	2,456,682
L-3 Communications Holdings, Inc.	13,000	1,061,450
Lockheed Martin Corp.	3,650	284,335
Northrop Grumman Corp.	26,450	1,726,920
Raytheon Co.	70,800	3,566,904
United Technologies Corp.	68,400	6,003,468
Aerospace & Defense Total		15,099,759
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	77,700	5,710,173
Air Freight & Logistics Total		5,710,173
Commercial Services & Supplies — 0.8%
Pitney Bowes, Inc.	114,800	2,742,572
Commercial Services & Supplies Total		2,742,572
Electrical Equipment — 0.5%
Emerson Electric Co.	36,200	1,974,710
Electrical Equipment Total		1,974,710
Industrial Conglomerates — 2.4%
General Electric Co. (b)	446,650	8,772,206
Industrial Conglomerates Total		8,772,206
Machinery — 0.2%
Illinois Tool Works, Inc.	14,300	819,676
Machinery Total		819,676
Professional Services — 0.5%
Dun & Bradstreet Corp.	21,000	1,684,410
Professional Services Total		1,684,410

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — 0.9%
W.W. Grainger, Inc.	22,450	3,391,522
Trading Companies & Distributors Total		3,391,522
INDUSTRIALS TOTAL		40,195,028
INFORMATION TECHNOLOGY — 17.7%
Communications Equipment — 0.6%
Cisco Systems, Inc.	66,950	1,124,760
QUALCOMM, Inc.	15,400	902,286
Communications Equipment Total		2,027,046
Computers & Peripherals — 5.9%
Apple, Inc. (a)	37,950	13,200,148
Dell, Inc. (a)	213,000	3,425,040
Hewlett-Packard Co.	85,900	3,210,942
Lexmark International, Inc., Class A (a)	14,300	425,854
Western Digital Corp. (a)	37,100	1,359,715
Computers & Peripherals Total		21,621,699
Internet Software & Services — 0.3%
Google, Inc., Class A (a)	2,350	1,243,197
Internet Software & Services Total		1,243,197
IT Services — 2.7%
International Business Machines Corp.	57,200	9,662,796
IT Services Total		9,662,796
Semiconductors & Semiconductor Equipment — 4.7%
Analog Devices, Inc.	24,500	1,008,665
Intel Corp.	288,800	6,500,888
Micron Technology, Inc. (a)	16,400	167,280
Novellus Systems, Inc. (a)	54,300	1,969,461
Teradyne, Inc. (a)	196,000	3,137,960
Texas Instruments, Inc.	119,950	4,234,235
Semiconductors & Semiconductor Equipment Total		17,018,489
Software — 3.5%
Microsoft Corp. (b)	362,100	9,056,121
Oracle Corp.	99,250	3,396,335
Symantec Corp. (a)	24,900	486,795
Software Total		12,939,251
INFORMATION TECHNOLOGY TOTAL		64,512,478

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — 3.6%
Chemicals — 1.7%
CF Industries Holdings, Inc.	19,400	2,983,332
Eastman Chemical Co.	32,350	3,424,248
Chemicals Total		6,407,580
Metals & Mining — 1.9%
Cliffs Natural Resources, Inc.	27,900	2,530,530
Freeport-McMoRan Copper & Gold, Inc.	84,000	4,337,760
Metals & Mining Total		6,868,290
MATERIALS TOTAL		13,275,870
TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	204,050	6,439,818
Verizon Communications, Inc.	139,500	5,151,735
Diversified Telecommunication Services Total		11,591,553
TELECOMMUNICATION SERVICES TOTAL		11,591,553
UTILITIES — 3.4%
Electric Utilities — 1.6%
Entergy Corp.	24,000	1,635,600
Exelon Corp.	104,000	4,352,400
Electric Utilities Total		5,988,000
Independent Power Producers & Energy Traders — 0.7%
AES Corp. (a)	200,200	2,594,592
Independent Power Producers & Energy Traders Total		2,594,592
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	119,900	4,016,650
Multi-Utilities Total		4,016,650
UTILITIES TOTAL		12,599,242

Total Common Stocks (cost of $247,614,948)		362,095,650

	Par ($)
Short-Term Obligation — 1.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 02/26/29, market value $3,579,825 (repurchase proceeds $3,507,001)	3,507,000	3,507,000

Total Short-Term Obligation (cost of $3,507,000)		3,507,000

6

Value ($)
Total Investments — 100.4% (cost of $251,121,948)(c)(d)	365,602,650

Other Assets & Liabilities, Net — (0.4)%	(1,313,137)

Net Assets — 100.0%	364,289,513

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$362,095,650	$—	$—	$362,095,650
Total Short-Term Obligation	—	3,507,000	—	3,507,000
Total Investments	362,095,650	3,507,000	—	365,602,650
Unrealized Appreciation on Futures Contracts	48,985	—	—	48,985
Total	$362,144,635	$3,507,000	$—	$365,651,635

8

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.

(b)	A portion of these securities with a market value of $6,010,100 are pledged as collateral for open futures contracts.

(c)	Cost for federal income tax purposes is $251,121,948.

(d)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$116,532,632	$(2,051,930)	$114,480,702

At May 31, 2011, the Fund held the following open long futures contracts:

Risk Exposure / Type Equity Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation

S&P 500 Index	7	$2,351,825	$2,302,840	June-2011	$48,985

9

Portfolio of Investments

Columbia Large Cap Index Fund

May 31, 2011 (Unaudited)

Issuer	Shares	Value

Common Stocks 98.6%

CONSUMER DISCRETIONARY 10.4%

Auto Components 0.3%
Goodyear Tire & Rubber Co. (The) (a)	68,735	$1,218,671
Johnson Controls, Inc.	191,640	7,588,944
Total		8,807,615

Automobiles 0.5%
Ford Motor Co. (a)	1,070,176	15,967,026
Harley-Davidson, Inc.	66,637	2,476,231
Total		18,443,257

Distributors 0.1%
Genuine Parts Co.	44,627	2,445,560

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A (a)	34,812	1,431,121
DeVry, Inc.	17,414	937,744
H&R Block, Inc.	86,370	1,399,194
Total		3,768,059

Hotels, Restaurants & Leisure 1.7%
Carnival Corp. (b)	122,084	4,738,080
Chipotle Mexican Grill, Inc. (a)	8,800	2,543,816
Darden Restaurants, Inc.	39,054	1,978,085
International Game Technology	84,514	1,457,021
Marriott International, Inc., Class A	82,219	3,108,700
McDonald’s Corp.	295,179	24,068,896
Starbucks Corp.	211,061	7,764,934
Starwood Hotels & Resorts Worldwide, Inc.	54,360	3,314,873
Wyndham Worldwide Corp.	49,012	1,706,108
Wynn Resorts Ltd.	21,498	3,149,887
Yum! Brands, Inc.	132,262	7,316,734
Total		61,147,134

Household Durables 0.3%
DR Horton, Inc.	79,521	968,566
Fortune Brands, Inc.	43,389	2,808,570
Harman International Industries, Inc.	19,704	945,201
Leggett & Platt, Inc.	41,412	1,069,672
Lennar Corp., Class A	45,458	862,793
Newell Rubbermaid, Inc.	82,237	1,464,641
Pulte Group, Inc. (a)	95,080	802,475
Whirlpool Corp.	21,517	1,803,125
Total		10,725,043

Internet & Catalog Retail 0.9%
Amazon.com, Inc. (a)	100,807	19,827,729
Expedia, Inc.	56,586	1,584,974
Netflix, Inc. (a)	12,400	3,357,920
priceline.com, Inc. (a)	13,925	7,174,020
Total		31,944,643

Leisure Equipment & Products 0.1%
Hasbro, Inc.	38,769	1,773,294
Mattel, Inc.	98,638	2,603,550
Total		4,376,844

Media 3.3%
Cablevision Systems Corp., Class A	65,800	2,337,216
CBS Corp., Class B Non Voting	190,252	5,317,543
Comcast Corp., Class A	785,493	19,825,843
DIRECTV, Class A (a)	224,516	11,284,174
Discovery Communications, Inc., Class A (a)	79,650	3,469,554
Gannett Co., Inc.	67,787	966,643
Interpublic Group of Companies, Inc. (The)	138,419	1,651,339
McGraw-Hill Companies, Inc. (The)	86,768	3,685,037
News Corp., Class A	646,090	11,849,291
Omnicom Group, Inc.	80,363	3,758,577
Scripps Networks Interactive, Inc., Class A	25,611	1,291,563
Time Warner Cable, Inc.	97,154	7,502,232
Time Warner, Inc.	309,167	11,262,954
Viacom, Inc., Class B	168,878	8,513,140
Walt Disney Co. (The)	537,271	22,366,592
Washington Post Co. (The), Class B	1,514	621,633
Total		115,703,331

Multiline Retail 0.7%
Big Lots, Inc. (a)	21,356	713,504
Family Dollar Stores, Inc.	35,774	1,994,043
JC Penney Co., Inc.	66,974	2,372,889
Kohl’s Corp.	82,713	4,403,640
Macy’s, Inc.	119,762	3,458,726
Nordstrom, Inc.	47,466	2,222,833
Sears Holdings Corp. (a)(c)	12,330	875,430
Target Corp.	200,339	9,922,791
Total		25,963,856

Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A	24,669	1,869,170
AutoNation, Inc. (a)(c)	18,131	636,398
AutoZone, Inc. (a)	7,582	2,229,108
Bed Bath & Beyond, Inc. (a)	72,074	3,884,068
Best Buy Co., Inc.	92,561	2,939,737

1

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Specialty Retail (cont.)
CarMax, Inc. (a)	63,825	$1,893,049
GameStop Corp., Class A (a)	39,808	1,113,828
Gap, Inc. (The)	117,019	2,270,169
Home Depot, Inc.	463,615	16,819,952
Limited Brands, Inc.	74,835	2,990,407
Lowe’s Companies, Inc.	390,416	9,424,642
O’Reilly Automotive, Inc. (a)	39,941	2,400,854
RadioShack Corp.	29,911	471,397
Ross Stores, Inc.	33,700	2,762,052
Staples, Inc.	203,522	3,423,240
Tiffany & Co.	35,750	2,704,845
TJX Companies, Inc.	111,997	5,938,081
Urban Outfitters, Inc. (a)	36,200	1,102,652
Total		64,873,649

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	83,681	5,327,132
Nike, Inc., Class B	108,275	9,143,824
Polo Ralph Lauren Corp.	18,513	2,346,893
VF Corp.	24,470	2,438,925
Total		19,256,774
TOTAL CONSUMER DISCRECTIONARY		367,455,765

CONSUMER STAPLES 10.6%

Beverages 2.4%
Brown-Forman Corp., Class B	29,158	2,113,372
Coca-Cola Co. (The)	649,089	43,365,636
Coca-Cola Enterprises, Inc.	93,389	2,698,008
Constellation Brands, Inc., Class A (a)	49,792	1,093,432
Dr. Pepper Snapple Group, Inc.	63,364	2,610,597
Molson Coors Brewing Co., Class B	44,937	2,096,311
PepsiCo, Inc.	448,815	31,919,723
Total		85,897,079

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	123,493	10,185,703
CVS Caremark Corp.	387,083	14,976,241
Kroger Co. (The)	179,935	4,465,987
Safeway, Inc.	104,157	2,572,678
SUPERVALU, Inc. (c)	60,006	615,662
SYSCO Corp.	164,859	5,310,108
Wal-Mart Stores, Inc.	554,251	30,605,740
Walgreen Co.	260,956	11,385,510
Whole Foods Market, Inc.	41,724	2,551,840
Total		82,669,469

Food Products 1.8%
Archer-Daniels-Midland Co.	180,302	5,843,588
Campbell Soup Co. (c)	51,658	1,795,115
ConAgra Foods, Inc.	115,685	2,941,870
Dean Foods Co. (a)	51,825	719,331
General Mills, Inc.	179,875	7,153,629
Hershey Co. (The)	43,732	2,437,184
HJ Heinz Co.	91,050	5,000,466
Hormel Foods Corp.	39,150	1,148,270
JM Smucker Co. (The)	33,703	2,671,974
Kellogg Co.	71,270	4,061,677
Kraft Foods, Inc., Class A	494,805	17,303,331
McCormick & Co., Inc.	37,641	1,889,202
Mead Johnson Nutrition Co.	57,900	3,925,041
Sara Lee Corp.	165,497	3,235,466
Tyson Foods, Inc., Class A	84,391	1,605,117
Total		61,731,261

Household Products 2.2%
Clorox Co.	38,933	2,743,998
Colgate-Palmolive Co.	139,734	12,230,917
Kimberly-Clark Corp.	114,388	7,812,700
Procter & Gamble Co. (The)	792,368	53,088,656
Total		75,876,271

Personal Products 0.2%
Avon Products, Inc.	121,606	3,612,914
Estee Lauder Companies, Inc. (The), Class A	32,389	3,320,197
Total		6,933,111

Tobacco 1.7%
Altria Group, Inc.	591,854	16,607,423
Lorillard, Inc.	41,161	4,745,040
Philip Morris International, Inc.	508,409	36,478,346
Reynolds American, Inc.	95,668	3,805,673
Total		61,636,482
TOTAL CONSUMER STAPLES		374,743,673

ENERGY 12.5%

Energy Equipment & Services 2.3%
Baker Hughes, Inc.	122,864	9,083,336
Cameron International Corp. (a)	69,262	3,301,027
Diamond Offshore Drilling, Inc.	19,647	1,447,394
FMC Technologies, Inc. (a)	67,958	3,032,966
Halliburton Co.	258,400	12,958,760
Helmerich & Payne, Inc.	30,100	1,886,668
Nabors Industries Ltd. (a)(b)	80,934	2,257,249

2

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Energy Equipment & Services (cont.)
National Oilwell Varco, Inc.	119,114	$8,645,294
Noble Corp. (b)	71,350	2,987,424
Rowan Companies, Inc. (a)	35,729	1,416,655
Schlumberger Ltd. (b)	385,026	33,004,429
Total		80,021,202

Oil, Gas & Consumable Fuels 10.2%
Anadarko Petroleum Corp.	140,391	11,163,892
Apache Corp.	108,286	13,492,435
Cabot Oil & Gas Corp.	29,493	1,732,714
Chesapeake Energy Corp.	186,067	5,831,340
Chevron Corp.	567,922	59,580,697
ConocoPhillips	404,460	29,614,561
Consol Energy, Inc.	64,021	3,282,357
Denbury Resources, Inc. (a)	113,475	2,491,911
Devon Energy Corp.	120,810	10,156,497
El Paso Corp.	216,577	4,558,946
EOG Resources, Inc.	75,777	8,270,302
EQT Corp.	42,188	2,285,746
Exxon Mobil Corp. (d)	1,402,843	117,095,305
Hess Corp.	85,025	6,719,526
Marathon Oil Corp.	200,927	10,884,215
Massey Energy Co.	29,251	1,930,566
Murphy Oil Corp.	54,582	3,760,154
Newfield Exploration Co. (a)	38,000	2,834,420
Noble Energy, Inc.	49,717	4,633,624
Occidental Petroleum Corp.	229,963	24,801,509
Peabody Energy Corp.	76,528	4,695,758
Pioneer Natural Resources Co.	32,928	3,023,449
QEP Resources, Inc.	49,900	2,170,650
Range Resources Corp.	45,410	2,539,327
Southwestern Energy Co. (a)	98,377	4,305,961
Spectra Energy Corp.	183,513	5,063,124
Sunoco, Inc.	34,124	1,381,681
Tesoro Corp. (a)	40,484	987,810
Valero Energy Corp.	160,974	4,426,785
Williams Companies, Inc. (The)	165,835	5,205,561
Total		358,920,823
TOTAL ENERGY		438,942,025

FINANCIALS 15.0%

Capital Markets 2.4%
Ameriprise Financial, Inc. (e)	69,726	4,269,323
Bank of New York Mellon Corp. (The)	351,319	9,875,577
BlackRock, Inc.	27,050	5,560,398
Charles Schwab Corp. (The)	282,554	5,088,798
E*Trade Financial Corp. (a)	71,210	1,125,830
Federated Investors, Inc., Class B (c)	26,219	671,993
Franklin Resources, Inc.	41,027	5,316,279
Goldman Sachs Group, Inc. (The)	147,238	20,720,804
Invesco Ltd. (b)	130,249	3,213,243
Janus Capital Group, Inc.	52,650	543,874
Legg Mason, Inc.	43,086	1,458,030
Morgan Stanley	437,251	10,563,984
Northern Trust Corp.	68,470	3,340,651
State Street Corp.	142,069	6,502,498
T Rowe Price Group, Inc.	73,289	4,639,194
Total		82,890,476

Commercial Banks 2.6%
BB&T Corp.	196,512	5,411,941
Comerica, Inc.	50,017	1,806,114
Fifth Third Bancorp	259,662	3,391,186
First Horizon National Corp.	74,520	783,205
Huntington Bancshares, Inc.	244,229	1,611,911
KeyCorp	269,086	2,279,158
M&T Bank Corp.	33,991	3,001,405
Marshall & Ilsley Corp.	149,952	1,199,616
PNC Financial Services Group, Inc.	148,688	9,281,105
Regions Financial Corp.	355,817	2,512,068
SunTrust Banks, Inc.	151,543	4,262,905
U.S. Bancorp	543,719	13,919,206
Wells Fargo & Co.	1,490,400	42,282,648
Zions Bancorporation	51,778	1,233,870
Total		92,976,338

Consumer Finance 0.8%
American Express Co.	295,958	15,271,433
Capital One Financial Corp.	129,404	7,031,813
Discover Financial Services	154,239	3,677,058
SLM Corp.	149,047	2,539,761
Total		28,520,065

Diversified Financial Services 3.7%
Bank of America Corp.	2,863,367	33,644,562
Citigroup, Inc.	822,009	33,825,671
CME Group, Inc.	18,945	5,413,723
IntercontinentalExchange, Inc. (a)	20,745	2,502,884
JPMorgan Chase & Co.	1,126,975	48,730,399
Leucadia National Corp.	56,000	1,985,760
Moody’s Corp.	56,464	2,253,478
NASDAQ OMX Group, Inc. (The) (a)	42,359	1,081,002
NYSE Euronext	73,908	2,690,990
Total		132,128,469

3

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance 3.7%
ACE Ltd. (b)	94,925	$6,532,739
Aflac, Inc.	133,011	6,356,596
Allstate Corp. (The)	149,864	4,702,732
American International Group, Inc. (a)(c)	123,240	3,512,340
AON Corp.	94,215	4,913,312
Assurant, Inc.	28,286	1,046,299
Berkshire Hathaway, Inc., Class B (a)	489,700	38,720,579
Chubb Corp.	83,499	5,476,699
Cincinnati Financial Corp.	46,098	1,402,301
Genworth Financial, Inc., Class A (a)	138,613	1,539,990
Hartford Financial Services Group, Inc.	125,822	3,353,156
Lincoln National Corp.	89,337	2,622,041
Loews Corp.	88,974	3,738,688
Marsh & McLennan Companies, Inc.	153,943	4,721,432
MetLife, Inc.	298,501	13,163,894
Principal Financial Group, Inc.	90,771	2,838,409
Progressive Corp. (The)	186,730	4,042,705
Prudential Financial, Inc.	137,502	8,769,878
Torchmark Corp.	22,046	1,461,650
Travelers Companies, Inc. (The)	121,955	7,570,966
Unum Group	87,593	2,304,572
XL Group PLC (b)	87,996	2,081,985
Total		130,872,963

Real Estate Investment Trusts (REITs) 1.6%
Apartment Investment & Management Co., Class A	33,400	892,782
AvalonBay Communities, Inc.	24,345	3,239,589
Boston Properties, Inc.	40,348	4,371,706
Equity Residential	83,183	5,143,205
HCP, Inc.	113,469	4,305,014
Health Care REIT, Inc.	49,847	2,651,362
Host Hotels & Resorts, Inc.	192,487	3,383,921
Kimco Realty Corp.	114,960	2,242,870
Plum Creek Timber Co., Inc.	45,809	1,856,181
ProLogis	161,392	2,672,651
Public Storage	39,534	4,678,454
Simon Property Group, Inc.	84,016	9,918,929
Ventas, Inc.	46,076	2,598,686
Vornado Realty Trust	46,243	4,549,386
Weyerhaeuser Co.	151,984	3,273,735
Total		55,778,471

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A (a)	82,371	2,177,066

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	149,009	1,360,452
People’s United Financial, Inc.	102,428	1,367,414
Total		2,727,866
TOTAL FINANCIALS		528,071,714

HEALTH CARE 11.5%

Biotechnology 1.2%
Amgen, Inc. (a)	263,819	15,971,602
Biogen Idec, Inc. (a)	68,174	6,458,123
Celgene Corp. (a)	131,516	8,010,640
Cephalon, Inc. (a)	21,443	1,708,793
Gilead Sciences, Inc. (a)	224,972	9,390,331
Total		41,539,489

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	163,903	9,755,507
Becton Dickinson and Co.	62,544	5,475,727
Boston Scientific Corp. (a)	430,985	3,094,472
CareFusion Corp. (a)	63,095	1,828,493
Covidien PLC (b)	139,700	7,683,500
CR Bard, Inc.	24,071	2,690,656
DENTSPLY International, Inc.	40,201	1,577,487
Edwards Lifesciences Corp. (a)	32,500	2,883,725
Intuitive Surgical, Inc. (a)	10,991	3,835,859
Medtronic, Inc.	302,536	12,313,215
St. Jude Medical, Inc.	92,100	4,666,707
Stryker Corp.	95,186	5,939,607
Varian Medical Systems, Inc. (a)	33,968	2,294,199
Zimmer Holdings, Inc. (a)	54,372	3,684,247
Total		67,723,401

Health Care Providers & Services 2.2%
Aetna, Inc.	108,803	4,752,515
AmerisourceBergen Corp.	77,521	3,195,416
Cardinal Health, Inc.	98,966	4,495,036
CIGNA Corp.	76,719	3,827,511
Coventry Health Care, Inc. (a)	42,377	1,490,823
DaVita, Inc. (a)	27,137	2,280,865
Express Scripts, Inc. (a)	149,467	8,902,254
Humana, Inc. (a)	47,694	3,840,798
Laboratory Corp. of America Holdings (a)	28,297	2,853,186
McKesson Corp.	71,933	6,158,184
Medco Health Solutions, Inc. (a)	114,404	6,848,223
Patterson Companies, Inc.	27,083	936,666
Quest Diagnostics, Inc.	44,078	2,575,037
Tenet Healthcare Corp. (a)	137,463	877,014

4

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services (cont.)
UnitedHealth Group, Inc.	309,399	$15,145,081
WellPoint, Inc.	106,241	8,304,859
Total		76,483,468

Health Care Technology 0.1%
Cerner Corp. (a)	20,275	2,435,027

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc. (a)	97,657	4,870,155
Life Technologies Corp. (a)	50,945	2,647,612
PerkinElmer, Inc.	32,095	888,710
Thermo Fisher Scientific, Inc. (a)	110,529	7,234,123
Waters Corp. (a)	25,854	2,548,170
Total		18,188,770

Pharmaceuticals 5.6%
Abbott Laboratories	437,847	22,877,506
Allergan, Inc.	86,489	7,155,235
Bristol-Myers Squibb Co.	481,636	13,851,851
Eli Lilly & Co.	288,188	11,089,474
Forest Laboratories, Inc. (a)	80,955	2,915,999
Hospira, Inc. (a)	47,132	2,605,928
Johnson & Johnson	773,793	52,068,531
Merck & Co., Inc.	872,215	32,053,901
Mylan, Inc. (a)	123,628	2,910,821
Pfizer, Inc.	2,261,901	48,517,777
Watson Pharmaceuticals, Inc. (a)	35,607	2,291,311
Total		198,338,334
TOTAL HEALTH CARE		404,708,489

INDUSTRIALS 11.0%

Aerospace & Defense 2.7%
Boeing Co. (The)	208,285	16,252,479
General Dynamics Corp.	105,441	7,825,831
Goodrich Corp.	35,521	3,100,628
Honeywell International, Inc.	221,853	13,211,346
ITT Corp.	51,983	2,995,260
L-3 Communications Holdings, Inc.	30,014	2,450,643
Lockheed Martin Corp.	81,177	6,323,688
Northrop Grumman Corp.	82,437	5,382,312
Precision Castparts Corp.	40,605	6,379,046
Raytheon Co.	101,781	5,127,727
Rockwell Collins, Inc.	43,864	2,681,406
Textron, Inc.	78,108	1,787,111
United Technologies Corp.	260,416	22,856,712
Total		96,374,189

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	47,003	3,770,581
Expeditors International of Washington, Inc.	60,016	3,170,045
FedEx Corp.	89,140	8,347,070
United Parcel Service, Inc., Class B	279,280	20,524,287
Total		35,811,983

Airlines 0.1%
Southwest Airlines Co.	223,802	2,647,578

Building Products —%
Masco Corp.	101,303	1,443,568

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	30,220	1,279,515
Cintas Corp.	35,763	1,174,814
Iron Mountain, Inc.	56,615	1,925,476
Pitney Bowes, Inc. (c)	57,667	1,377,665
Republic Services, Inc.	86,944	2,740,475
RR Donnelley & Sons Co.	58,430	1,246,896
Stericycle, Inc. (a)	24,162	2,152,593
Waste Management, Inc.	134,512	5,229,826
Total		17,127,260

Construction & Engineering 0.2%
Fluor Corp.	49,948	3,442,915
Jacobs Engineering Group, Inc. (a)	35,746	1,646,461
Quanta Services, Inc. (a)	60,968	1,204,118
Total		6,293,494

Electrical Equipment 0.5%
Emerson Electric Co.	213,356	11,638,570
Rockwell Automation, Inc.	40,268	3,346,674
Roper Industries, Inc.	26,975	2,251,603
Total		17,236,847

Industrial Conglomerates 2.4%
3M Co.	201,388	19,006,999
General Electric Co. (d)	3,004,034	58,999,228
Tyco International Ltd. (b)	134,050	6,615,368
Total		84,621,595

Machinery 2.4%
Caterpillar, Inc.	180,733	19,121,551
Cummins, Inc.	55,986	5,891,967
Danaher Corp.	152,913	8,338,346
Deere & Co.	119,128	10,254,538
Dover Corp.	52,776	3,548,130

5

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Machinery (cont.)
Eaton Corp.	96,300	$4,975,821
Flowserve Corp.	15,763	1,910,948
Illinois Tool Works, Inc.	141,007	8,082,521
Ingersoll-Rand PLC (b)	93,250	4,653,175
Joy Global, Inc.	29,650	2,658,123
PACCAR, Inc.	103,363	5,168,150
Pall Corp.	32,655	1,831,946
Parker Hannifin Corp.	45,815	4,070,663
Snap-On, Inc.	16,479	994,013
Stanley Black & Decker, Inc.	47,282	3,493,194
Total		84,993,086

Professional Services 0.1%
Dun & Bradstreet Corp.	14,057	1,127,512
Equifax, Inc.	34,710	1,311,691
Robert Half International, Inc.	41,410	1,141,674
Total		3,580,877

Road & Rail 0.9%
CSX Corp.	104,785	8,309,451
Norfolk Southern Corp.	100,742	7,385,396
Ryder System, Inc.	14,479	796,345
Union Pacific Corp.	138,932	14,583,692
Total		31,074,884

Trading Companies & Distributors 0.2%
Fastenal Co.	83,448	2,768,804
WW Grainger, Inc.	16,498	2,492,353
Total		5,261,157
TOTAL INDUSTRIALS		386,466,518

INFORMATION TECHNOLOGY 17.7%

Communications Equipment 2.0%
Cisco Systems, Inc.	1,563,938	26,274,158
F5 Networks, Inc. (a)	22,850	2,595,303
Harris Corp.	36,183	1,788,887
JDS Uniphase Corp. (a)	63,448	1,281,015
Juniper Networks, Inc. (a)	151,322	5,539,898
Motorola Mobility Holdings, Inc. (a)	83,255	2,093,031
Motorola Solutions, Inc. (a)	95,248	4,559,522
QUALCOMM, Inc.	465,032	27,246,225
Tellabs, Inc.	102,601	468,887
Total		71,846,926

Computers & Peripherals 4.3%
Apple, Inc. (a)	260,612	90,648,672
Dell, Inc. (a)	475,120	7,639,930
EMC Corp. (a)	585,208	16,660,872
Hewlett-Packard Co.	615,190	22,995,802
Lexmark International, Inc., Class A (a)	22,245	662,456
NetApp, Inc. (a)	104,087	5,700,845
SanDisk Corp. (a)	66,982	3,182,985
Western Digital Corp. (a)	65,556	2,402,627
Total		149,894,189

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	49,758	2,689,917
Corning, Inc.	442,929	8,925,019
FLIR Systems, Inc.	45,151	1,632,209
Jabil Circuit, Inc.	55,468	1,196,999
Molex, Inc.	39,099	1,070,140
Total		15,514,284

Internet Software & Services 1.7%
Akamai Technologies, Inc. (a)	52,962	1,797,265
eBay, Inc. (a)	323,235	10,075,235
Google, Inc., Class A (a)	70,937	37,527,092
Monster Worldwide, Inc. (a)	36,838	568,042
VeriSign, Inc.	49,088	1,719,062
Yahoo!, Inc. (a)	370,445	6,130,865
Total		57,817,561

IT Services 3.1%
Automatic Data Processing, Inc.	140,423	7,738,712
Cognizant Technology Solutions Corp., Class A (a)	86,055	6,543,622
Computer Sciences Corp.	43,861	1,749,615
Fidelity National Information Services, Inc.	75,323	2,423,894
Fiserv, Inc. (a)	41,325	2,666,289
IBM Corp.	345,032	58,286,256
Mastercard, Inc., Class A	27,325	7,843,641
Paychex, Inc.	91,084	2,942,013
SAIC, Inc. (a)	83,125	1,459,675
Teradata Corp. (a)	47,582	2,654,600
Total System Services, Inc.	45,984	855,302
Visa, Inc., Class A	137,125	11,115,353
Western Union Co. (The)	182,997	3,762,418
Total		110,041,390

Office Electronics 0.1%
Xerox Corp.	395,932	4,042,466

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. (a)	162,822	1,413,295
Altera Corp.	90,528	4,353,492

6

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (cont.)
Analog Devices, Inc.	84,765	$3,489,775
Applied Materials, Inc.	373,287	5,143,895
Broadcom Corp., Class A (a)	134,560	4,841,469
First Solar, Inc. (a)(c)	15,325	1,904,131
Intel Corp.	1,552,587	34,948,733
KLA-Tencor Corp.	47,310	2,039,061
Linear Technology Corp.	64,171	2,219,675
LSI Corp. (a)	174,279	1,305,350
MEMC Electronic Materials, Inc. (a)	65,149	685,368
Microchip Technology, Inc. (c)	53,297	2,106,830
Micron Technology, Inc. (a)	242,657	2,475,101
National Semiconductor Corp.	68,242	1,673,976
Novellus Systems, Inc. (a)	25,514	925,393
NVIDIA Corp. (a)	164,348	3,293,534
Teradyne, Inc. (a)	52,432	839,436
Texas Instruments, Inc.	331,594	11,705,268
Xilinx, Inc.	73,850	2,634,968
Total		87,998,750

Software 3.6%
Adobe Systems, Inc. (a)	143,190	4,958,670
Autodesk, Inc. (a)	64,766	2,783,643
BMC Software, Inc. (a)	50,556	2,822,541
CA, Inc.	108,242	2,532,863
Citrix Systems, Inc. (a)	53,102	4,652,797
Compuware Corp. (a)	61,896	630,720
Electronic Arts, Inc. (a)	94,560	2,308,210
Intuit, Inc. (a)	77,037	4,157,687
Microsoft Corp.	2,091,866	52,317,569
Oracle Corp.	1,100,601	37,662,566
Red Hat, Inc. (a)	54,575	2,379,470
Salesforce.com, Inc. (a)	33,480	5,097,665
Symantec Corp. (a)	215,908	4,221,001
Total		126,525,402
TOTAL INFORMATION TECHNOLOGY		623,680,968

MATERIALS 3.6%

Chemicals 2.1%
Air Products & Chemicals, Inc.	60,819	5,783,279
Airgas, Inc.	20,100	1,388,508
CF Industries Holdings, Inc.	20,176	3,102,665
Dow Chemical Co. (The)	330,392	11,937,063
Eastman Chemical Co.	20,025	2,119,646
Ecolab, Inc.	65,845	3,613,574
EI du Pont de Nemours & Co.	260,751	13,898,028
FMC Corp.	20,200	1,703,870
International Flavors & Fragrances, Inc.	22,696	1,453,906
Monsanto Co.	151,861	10,788,205
PPG Industries, Inc.	45,453	4,031,681
Praxair, Inc.	85,802	9,081,284
Sherwin-Williams Co. (The)	25,187	2,212,426
Sigma-Aldrich Corp.	34,484	2,423,880
Total		73,538,015

Construction Materials —%
Vulcan Materials Co. (c)	36,528	1,479,019

Containers & Packaging 0.2%
Ball Corp.	47,860	1,890,948
Bemis Co., Inc.	30,274	1,002,675
Owens-Illinois, Inc. (a)	46,339	1,488,409
Sealed Air Corp.	45,045	1,156,756
Total		5,538,788

Metals & Mining 1.1%
AK Steel Holding Corp.	31,188	477,176
Alcoa, Inc.	300,643	5,053,809
Allegheny Technologies, Inc.	29,928	2,005,176
Cliffs Natural Resources, Inc.	38,300	3,473,810
Freeport-McMoRan Copper & Gold, Inc.	267,764	13,827,333
Newmont Mining Corp.	139,550	7,894,344
Nucor Corp.	89,383	3,784,476
Titanium Metals Corp. (a)	25,487	477,372
United States Steel Corp.	40,667	1,875,155
Total		38,868,651

Paper & Forest Products 0.2%
International Paper Co.	124,392	3,883,518
MeadWestvaco Corp.	47,610	1,619,692
Total		5,503,210
TOTAL MATERIALS		124,927,683

TELECOMMUNICATION SERVICES 3.0%

Diversified Telecommunication Services 2.7%
AT&T, Inc.	1,672,379	52,780,281
CenturyLink, Inc.	168,484	7,276,824
Frontier Communications Corp.	281,125	2,487,956
Verizon Communications, Inc.	800,076	29,546,807
Windstream Corp.	142,667	1,918,871
Total		94,010,739

7

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A (a)	112,478	$6,240,280
MetroPCS Communications, Inc. (a)	74,648	1,336,199
Sprint Nextel Corp. (a)	846,000	4,949,100
Total		12,525,579
TOTAL TELECOMMUNICATION SERVICES		106,536,318

UTILITIES 3.3%

Electric Utilities 1.7%
American Electric Power Co., Inc.	136,041	5,196,766
Duke Energy Corp.	376,050	7,050,938
Edison International	92,166	3,627,654
Entergy Corp.	50,672	3,453,297
Exelon Corp.	187,223	7,835,283
FirstEnergy Corp.	118,326	5,279,706
NextEra Energy, Inc.	119,094	6,901,497
Northeast Utilities	49,958	1,760,520
Pepco Holdings, Inc.	63,658	1,271,250
Pinnacle West Capital Corp.	30,786	1,393,374
PPL Corp.	159,647	4,500,449
Progress Energy, Inc.	83,043	3,954,508
Southern Co.	239,250	9,589,140
Total		61,814,382

Gas Utilities 0.1%
Nicor, Inc.	12,863	706,950
Oneok, Inc.	30,300	2,154,027
Total		2,860,977

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The) (a)	187,305	2,427,473
Constellation Energy Group, Inc.	56,537	2,102,045
NRG Energy, Inc. (a)	70,050	1,734,438
Total		6,263,956

Multi-Utilities 1.3%
Ameren Corp.	68,067	2,022,271
CenterPoint Energy, Inc.	120,189	2,323,253
CMS Energy Corp.	71,325	1,422,220
Consolidated Edison, Inc.	82,621	4,383,870
Dominion Resources, Inc.	164,350	7,842,782
DTE Energy Co.	47,924	2,473,837
Integrys Energy Group, Inc.	22,085	1,155,929
NiSource, Inc.	78,993	1,603,558
PG&E Corp.	112,120	4,863,766
Public Service Enterprise Group, Inc.	143,148	4,795,458
SCANA Corp.	32,218	1,310,306
Sempra Energy	68,046	3,754,098
TECO Energy, Inc.	60,773	1,166,842
Wisconsin Energy Corp.	66,106	2,067,135
Xcel Energy, Inc.	136,571	3,378,766
Total		44,564,091
TOTAL UTILITIES		115,503,406

Total Common Stocks (Cost: $2,597,338,595)		3,471,036,559

Money Market Fund 1.1%
Columbia Short-Term Cash Fund, 0.166% (e)(f)	39,652,154	39,652,154

Total Money Market Fund (Cost: $39,652,154)		39,652,154

Issuer	Effective Yield	Par/ Principal	Value

Investments of Cash Collateral Received for Securities on Loan 0.4%

Repurchase Agreements 0.4%
Citigroup Global Markets, Inc. dated 05/31/11, matures 06/01/11, repurchase price $5,000,017 (g)	0.120%	$5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 05/31/11, matures 06/01/11, repurchase price $7,361,591 (g)	0.110%	7,361,569	7,361,569
Total			12,361,569
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $12,361,569)			12,361,569

Total Investments (Cost: $2,649,352,318) (h)			3,523,050,282	(i)
Other Assets & Liabilities, Net			(3,695,206)
Net Assets			$3,519,355,076

8

Investments in Derivatives

Futures Contracts Outstanding at May 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	143	$48,044,425	June 2011	$363,926	$—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 2.10% of net assets.
(c)	At May 31, 2011, security was partially or fully on loan.
(d)	At May 31, 2011, investments in securities included securities valued at $21,246,365 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(e)	Investments in affiliates during the three months ended May 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Ameriprise Financial, Inc.	$1,808,983	$97,412	$(99,018)	$24,229	$1,831,606	$15,956	$4,269,323
Columbia Short-Term Cash Fund	—	123,118,942	(83,466,788)	—	39,652,154	13,708	39,652,154
Total	$1,808,983	$123,216,354	$(83,565,806)	$24,229	$41,483,760	$29,664	$43,921,477

(f)	The rate shown is the seven-day current annualized yield at May 31, 2011.

9

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.120%)

Security Description	Value

Fannie Mae REMICS	$1,720,638
Fannie Mae Whole Loan	59,090
Freddie Mac REMICS	2,770,221
Government National Mortgage Association	550,051
Total Market Value of Collateral Securities	$5,100,000

Credit Suisse Securities (USA) LLC (0.110%)

Security Description	Value

United States Treasury Note/Bond	$7,508,807
Total Market Value of Collateral Securities	$7,508,807

(h)

At May 31, 2011, the cost of securities for federal income tax purposes was approximately $2,649,352,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,119,270,000
Unrealized Depreciation	(245,572,000)
Net Unrealized Appreciation	$873,698,000

10

(i)

Securities are valued using policies described below:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

11

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair value at May 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$367,455,765	$—	$—	$367,455,765
Consumer Staples	374,743,673	—	—	374,743,673
Energy	438,942,025	—	—	438,942,025
Financials	528,071,714	—	—	528,071,714
Health Care	404,708,489	—	—	404,708,489
Industrials	386,466,518	—	—	386,466,518
Information Technology	623,680,968	—	—	623,680,968
Materials	124,927,683	—	—	124,927,683
Telecommunication Services	106,536,318	—	—	106,536,318
Utilities	115,503,406	—	—	115,503,406

Total Equity Securities	3,471,036,559	—	—	3,471,036,559

Other
Affiliated Money Market Fund(c)	39,652,154	—	—	39,652,154
Investments of Cash Collateral Received for Securities on Loan	—	12,361,569	—	12,361,569

Total Other	39,652,154	12,361,569	—	52,013,723

Investments in Securities	3,510,688,713	12,361,569	—	3,523,050,282
Derivatives(d)
Assets
Futures Contracts	363,926	—	—	363,926

Total	$3,511,052,639	$12,361,569	$—	$3,523,414,208

12

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

13

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Large Cap Value Fund

	Shares	Value ($)*
Common Stocks — 95.8%
CONSUMER DISCRETIONARY — 9.9%
Auto Components — 0.4%
Dana Holding Corp. (a)	445,600	8,074,272
Auto Components Total		8,074,272
Automobiles — 2.6%
Ford Motor Co. (a)	1,728,810	25,793,845
General Motors Co. (a)	729,603	23,208,672
Automobiles Total		49,002,517
Distributors — 1.2%
Genuine Parts Co.	402,000	22,029,600
Distributors Total		22,029,600
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	568,200	22,051,842
Starwood Hotels & Resorts Worldwide, Inc.	102,193	6,231,729
Hotels, Restaurants & Leisure Total		28,283,571
Internet & Catalog Retail — 0.5%
Expedia, Inc.	345,500	9,677,455
Internet & Catalog Retail Total		9,677,455
Media — 1.0%
Viacom, Inc., Class B	352,400	17,764,484
Media Total		17,764,484
Multiline Retail — 2.7%
Macy’s, Inc.	823,800	23,791,344
Nordstrom, Inc.	335,500	15,711,465
Target Corp.	227,500	11,268,075
Multiline Retail Total		50,770,884
CONSUMER DISCRETIONARY TOTAL		185,602,783
CONSUMER STAPLES — 8.2%
Beverages — 1.2%
Diageo PLC, ADR	265,283	22,572,930
Beverages Total		22,572,930
Food & Staples Retailing — 1.2%
Safeway, Inc.	898,600	22,195,420
Food & Staples Retailing Total		22,195,420
Food Products — 3.6%
General Mills, Inc.	415,400	16,520,458
H.J. Heinz Co.	376,600	20,682,872
Kellogg Co.	532,700	30,358,573
Food Products Total		67,561,903

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 0.8%
Procter & Gamble Co.	243,600	16,321,200
Household Products Total		16,321,200
Tobacco — 1.4%
Philip Morris International, Inc.	368,496	26,439,588
Tobacco Total		26,439,588
CONSUMER STAPLES TOTAL		155,091,041
ENERGY — 12.6%
Energy Equipment & Services — 0.8%
Cameron International Corp. (a)	296,800	14,145,488
Energy Equipment & Services Total		14,145,488
Oil, Gas & Consumable Fuels — 11.8%
Anadarko Petroleum Corp.	264,600	21,040,992
Apache Corp.	209,600	26,116,160
Chevron Corp.	734,500	77,056,395
El Paso Corp.	1,293,900	27,236,595
Kinder Morgan, Inc. (a)	290,150	8,498,494
Occidental Petroleum Corp.	396,400	42,751,740
Williams Companies, Inc.	630,600	19,794,534
Oil, Gas & Consumable Fuels Total		222,494,910
ENERGY TOTAL		236,640,398
FINANCIALS — 23.7%
Capital Markets — 1.9%
Goldman Sachs Group, Inc.	255,800	35,998,734
Capital Markets Total		35,998,734
Commercial Banks — 10.2%
BB&T Corp.	718,900	19,798,506
CIT Group, Inc. (a)	281,800	12,492,194
Fifth Third Bancorp.	1,245,422	16,265,211
Huntington Bancshares, Inc.	2,981,302	19,676,593
PNC Financial Services Group, Inc.	444,419	27,740,634
SVB Financial Group (a)	44,500	2,642,410
U.S. Bancorp	1,349,727	34,553,011
Wells Fargo & Co.	1,935,450	54,908,717
Zions Bancorporation	177,400	4,227,442
Commercial Banks Total		192,304,718
Consumer Finance — 0.6%
American Express Co.	211,600	10,918,560
Consumer Finance Total		10,918,560

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 4.5%
Citigroup, Inc.	444,890	18,307,224
JPMorgan Chase & Co.	1,527,847	66,064,104
Diversified Financial Services Total		84,371,328
Insurance — 4.3%
ACE Ltd.	459,230	31,604,209
Axis Capital Holdings Ltd.	562,500	18,528,750
MetLife, Inc.	703,623	31,029,774
Insurance Total		81,162,733
Real Estate Investment Trusts (REITs) — 2.2%
Equity Residential Property Trust	256,700	15,871,761
ProLogis	368,900	6,108,984
Rayonier, Inc.	286,300	19,007,457
Real Estate Investment Trusts (REITs) Total		40,988,202
FINANCIALS TOTAL		445,744,275
HEALTH CARE — 11.8%
Health Care Equipment & Supplies — 0.7%
Zimmer Holdings, Inc. (a)	192,400	13,037,024
Health Care Equipment & Supplies Total		13,037,024
Health Care Providers & Services — 2.7%
Aetna, Inc.	130,900	5,717,712
CIGNA Corp.	81,500	4,066,035
Humana, Inc. (a)	55,300	4,453,309
Medco Health Solutions, Inc. (a)	204,300	12,229,398
Quest Diagnostics, Inc.	117,600	6,870,192
UnitedHealth Group, Inc.	363,100	17,773,745
Health Care Providers & Services Total		51,110,391
Life Sciences Tools & Services — 2.8%
Life Technologies Corp. (a)	466,800	24,259,596
Thermo Fisher Scientific, Inc. (a)	428,225	28,027,326
Life Sciences Tools & Services Total		52,286,922
Pharmaceuticals — 5.6%
Hospira, Inc. (a)	145,000	8,017,050
Merck & Co., Inc.	521,192	19,153,806
Pfizer, Inc.	2,699,500	57,904,275
Watson Pharmaceuticals, Inc. (a)	303,200	19,510,920
Pharmaceuticals Total		104,586,051
HEALTH CARE TOTAL		221,020,388
INDUSTRIALS — 10.1%
Aerospace & Defense — 2.7%
Honeywell International, Inc.	285,200	16,983,660

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Textron, Inc.	257,800	5,898,464
United Technologies Corp.	323,838	28,423,261
Aerospace & Defense Total		51,305,385
Air Freight & Logistics — 1.3%
United Parcel Service, Inc., Class B	325,100	23,891,599
Air Freight & Logistics Total		23,891,599
Construction & Engineering — 2.2%
Fluor Corp.	207,000	14,268,510
Foster Wheeler AG (a)	388,200	13,299,732
Jacobs Engineering Group, Inc. (a)	305,400	14,066,724
Construction & Engineering Total		41,634,966
Machinery — 1.8%
Eaton Corp.	284,500	14,700,115
Kennametal, Inc.	147,500	6,155,175
Meritor, Inc. (a)	255,100	4,211,701
PACCAR, Inc.	188,500	9,425,000
Machinery Total		34,491,991
Professional Services — 1.1%
Manpower, Inc.	347,400	21,236,562
Professional Services Total		21,236,562
Road & Rail — 1.0%
Hertz Global Holdings, Inc. (a)	1,123,900	18,150,985
Road & Rail Total		18,150,985
INDUSTRIALS TOTAL		190,711,488
INFORMATION TECHNOLOGY — 6.4%
Communications Equipment — 1.0%
Alcatel-Lucent, ADR (a)	1,591,900	9,026,073
Cisco Systems, Inc.	555,200	9,327,360
Communications Equipment Total		18,353,433
Computers & Peripherals — 0.6%
EMC Corp. (a)	426,100	12,131,067
Computers & Peripherals Total		12,131,067
Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.	351,800	12,956,794
Electronic Equipment, Instruments & Components Total		12,956,794
IT Services — 1.2%
International Business Machines Corp.	133,600	22,569,048
IT Services Total		22,569,048

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc. (a)	1,216,200	10,556,616
Avago Technologies Ltd.	341,785	11,548,915
Cypress Semiconductor Corp. (a)	476,500	11,159,630
Semiconductors & Semiconductor Equipment Total		33,265,161
Software — 1.1%
Nuance Communications, Inc. (a)	924,900	20,310,804
Software Total		20,310,804
INFORMATION TECHNOLOGY TOTAL		119,586,307
MATERIALS — 3.9%
Chemicals — 2.5%
Air Products & Chemicals, Inc.	103,500	9,841,815
Celanese Corp., Series A	366,800	19,106,612
LyondellBasell Industries NV, Class A (a)	413,800	18,128,578
Chemicals Total		47,077,005
Metals & Mining — 1.4%
Allegheny Technologies, Inc.	189,650	12,706,550
Freeport-McMoRan Copper & Gold, Inc.	95,862	4,950,314
Nucor Corp.	193,000	8,171,620
Metals & Mining Total		25,828,484
MATERIALS TOTAL		72,905,489
TELECOMMUNICATION SERVICES — 2.7%
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	1,290,372	40,724,140
Diversified Telecommunication Services Total		40,724,140
Wireless Telecommunication Services — 0.5%
Sprint Nextel Corp. (a)	1,733,800	10,142,730
Wireless Telecommunication Services Total		10,142,730
TELECOMMUNICATION SERVICES TOTAL		50,866,870
UTILITIES — 6.5%
Electric Utilities — 3.2%
American Electric Power Co., Inc.	795,100	30,372,820
NextEra Energy, Inc.	512,300	29,687,785
Electric Utilities Total		60,060,605
Multi-Utilities — 3.3%
PG&E Corp.	467,060	20,261,063
Sempra Energy	438,900	24,214,113

5

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Xcel Energy, Inc.	749,100	18,532,734
Multi-Utilities Total		63,007,910
UTILITIES TOTAL		123,068,515

Total Common Stocks (cost of $1,383,108,953)		1,801,237,554

Convertible Preferred Stocks — 1.6%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
General Motors Co., 4.750%	21,593	1,081,809
Automobiles Total		1,081,809
CONSUMER DISCRETIONARY TOTAL		1,081,809
ENERGY — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Apache Corp., 6.000%	190,007	12,641,166
Oil, Gas & Consumable Fuels Total		12,641,166
ENERGY TOTAL		12,641,166
FINANCIALS — 0.9%
Commercial Banks — 0.3%
Fifth Third Bancorp., 8.500%	36,200	5,199,225
Commercial Banks Total		5,199,225
Diversified Financial Services — 0.6%
Citigroup, Inc., 7.500%	96,636	11,644,638
Diversified Financial Services Total		11,644,638
FINANCIALS TOTAL		16,843,863

Total Convertible Preferred Stocks (cost of $25,788,895)		30,566,838

	Par ($)
Convertible Bond — 0.7%
TECHNOLOGY — 0.7%
Computers & Peripherals — 0.7%
EMC Corp.
1.750% 12/01/13	7,430,000	13,439,013
Computers & Peripherals Total		13,439,013
TECHNOLOGY TOTAL		13,439,013

Total Convertible Bond (cost of $9,252,071)		13,439,013

6

	Par ($)	Value ($)
Short-Term Obligation — 1.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by U.S. Government Agency obligations with various maturities to 03/15/31 market value $27,585,900 (repurchase proceeds $27,044,008)	27,044,000	27,044,000

Total Short-Term Obligation (cost of $27,044,000)		27,044,000

Total Investments — 99.5% (cost of $1,445,193,919)(b)(c)		1,872,287,405

Other Assets & Liabilities, Net — 0.5%		8,772,600

Net Assets — 100.0%		1,881,060,005

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,801,237,554	$—	$—	$1,801,237,554
Convertible Preferred Stocks
Consumer Discretionary	1,081,809	—	—	1,081,809
Energy	12,641,166	—	—	12,641,166
Financials	11,644,638	5,199,225	—	16,843,863
Total Convertible Preferred Stocks	25,367,613	5,199,225	—	30,566,838
Total Convertible Bond	—	13,439,013	—	13,439,013
Total Short-Term Obligation	—	27,044,000	—	27,044,000
Total Investments	$1,826,605,167	$45,682,238	$—	$1,872,287,405

8

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium  at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,445,193,919.
(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$438,472,520	$(11,379,034)	$427,093,486

Acronym		Name

ADR		American Depositary Receipt

9

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Marsico Focused Equities Fund

	Shares	Value ($)*
Common Stocks — 94.8%
CONSUMER DISCRETIONARY — 20.6%
Hotels, Restaurants & Leisure — 8.6%
Chipotle Mexican Grill, Inc. (a)	125,097	36,161,790
Starbucks Corp.	2,267,121	83,407,381
Wynn Resorts Ltd.	813,492	119,192,848
Hotels, Restaurants & Leisure Total		238,762,019
Household Durables — 0.5%
Harman International Industries, Inc.	269,367	12,921,535
Household Durables Total		12,921,535
Internet & Catalog Retail — 8.3%
Amazon.com, Inc. (a)	505,282	99,383,917
priceline.com, Inc. (a)	251,254	129,443,548
Internet & Catalog Retail Total		228,827,465
Media — 2.8%
Time Warner, Inc.	2,094,882	76,316,551
Media Total		76,316,551
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc. (a)	132,371	12,019,287
Textiles, Apparel & Luxury Goods Total		12,019,287
CONSUMER DISCRETIONARY TOTAL		568,846,857
CONSUMER STAPLES — 2.6%
Food Products — 2.6%
Mead Johnson Nutrition Co., Class A	1,058,911	71,783,577
Food Products Total		71,783,577
CONSUMER STAPLES TOTAL		71,783,577
ENERGY — 14.6%
Energy Equipment & Services — 4.6%
Halliburton Co.	2,522,590	126,507,889
Energy Equipment & Services Total		126,507,889
Oil, Gas & Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	922,227	73,335,491
EOG Resources, Inc.	730,493	79,726,006
Kinder Morgan, Inc.	1,355,973	39,716,449
Occidental Petroleum Corp.	760,114	81,978,295
Oil, Gas & Consumable Fuels Total		274,756,241
ENERGY TOTAL		401,264,130
FINANCIALS — 8.0%
Capital Markets — 1.7%
Goldman Sachs Group, Inc.	331,926	46,711,946
Capital Markets Total		46,711,946

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 2.1%
PNC Financial Services Group, Inc.	914,361	57,074,413
Commercial Banks Total		57,074,413
Consumer Finance — 1.9%
American Express Co.	1,026,860	52,985,976
Consumer Finance Total		52,985,976
Diversified Financial Services — 2.3%
Citigroup, Inc.	1,560,153	64,200,296
Diversified Financial Services Total		64,200,296
FINANCIALS TOTAL		220,972,631
INDUSTRIALS — 19.0%
Aerospace & Defense — 6.0%
General Dynamics Corp.	383,051	28,430,045
Goodrich Corp.	894,235	78,057,773
Precision Castparts Corp.	378,630	59,482,773
Aerospace & Defense Total		165,970,591
Machinery — 8.6%
Cummins, Inc.	1,001,543	105,402,385
Eaton Corp.	2,533,468	130,904,292
Machinery Total		236,306,677
Road & Rail — 4.4%
Union Pacific Corp.	1,161,071	121,877,623
Road & Rail Total		121,877,623
INDUSTRIALS TOTAL		524,154,891
INFORMATION TECHNOLOGY — 20.0%
Computers & Peripherals — 5.6%
Apple, Inc. (a)	442,918	154,060,168
Computers & Peripherals Total		154,060,168
Internet Software & Services — 6.6%
Baidu, Inc., ADR (a)	1,001,477	135,910,443
Sina Corp. (a)	393,048	46,690,172
Internet Software & Services Total		182,600,615
IT Services — 2.0%
Visa, Inc., Class A	672,474	54,510,742
IT Services Total		54,510,742

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 5.8%
Oracle Corp.	4,685,930	160,352,525
Software Total		160,352,525
INFORMATION TECHNOLOGY TOTAL		551,524,050
MATERIALS — 10.0%
Chemicals — 6.5%
Dow Chemical Co.	2,794,449	100,963,443
Monsanto Co.	1,122,148	79,717,394
Chemicals Total		180,680,837
Metals & Mining — 3.5%
Freeport-McMoRan Copper & Gold, Inc.	1,846,327	95,344,326
Metals & Mining Total		95,344,326
MATERIALS TOTAL		276,025,163

Total Common Stocks (cost of $1,930,656,333)		2,614,571,299

	Par ($)
Short-Term Obligation — 3.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by U.S. Government Agency obligations with various maturities to 03/15/31, market value $110,451,975 (repurchase proceeds $108,282,030)	108,282,000	108,282,000

Total Short-Term Obligation (cost of $108,282,000)		108,282,000

Total Investments — 98.7% (cost of $2,038,938,333)(b)(c)		2,722,853,299

Other Assets & Liabilities, Net — 1.3%		37,204,020

Net Assets — 100.0%		2,760,057,319

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

4

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,614,571,299	$	$—	$2,614,571,299
Total Short-Term Obligation	—	108,282,000	—	108,282,000
Total Investments	$2,614,571,299	$108,282,000	$—	$2,722,853,299

5

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,038,938,333.
(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$708,651,097	$(24,736,131)	$683,914,966

Acronym		Name

ADR		American Depositary Receipt

6

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Marsico Global Fund

	Shares	Value ($)*
Common Stocks — 91.8%
CONSUMER DISCRETIONARY — 28.9%
Automobiles — 6.8%
Bayerische Motoren Werke AG	3,211	284,096
General Motors Co. (a)	9,662	307,348
Tesla Motors, Inc. (a)	1,527	46,024
Automobiles Total		637,468
Distributors — 2.1%
Li & Fung Ltd.	88,000	197,106
Distributors Total		197,106
Hotels, Restaurants & Leisure — 4.2%
Chipotle Mexican Grill, Inc. (a)	162	46,829
Wynn Macau Ltd.	100,127	350,623
Hotels, Restaurants & Leisure Total		397,452
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (a)	534	105,033
MakeMyTrip Ltd. (a)	595	13,768
Internet & Catalog Retail Total		118,801
Media — 3.6%
Walt Disney Co.	8,107	337,494
Media Total		337,494
Specialty Retail — 5.3%
Inditex SA	4,589	417,176
Rue21, Inc. (a)	2,520	85,277
Specialty Retail Total		502,453
Textiles, Apparel & Luxury Goods — 5.6%
Compagnie Financiere Richemont SA	6,780	441,984
Lululemon Athletica, Inc. (a)	889	80,721
Textiles, Apparel & Luxury Goods Total		522,705
CONSUMER DISCRETIONARY TOTAL		2,713,479
CONSUMER STAPLES — 1.8%
Food Products — 1.8%
Nestle SA, Registered Shares	2,650	170,111
Food Products Total		170,111
CONSUMER STAPLES TOTAL		170,111
ENERGY — 6.0%
Oil, Gas & Consumable Fuels — 6.0%
Amyris, Inc. (a)	1,646	48,574
OGX Petroleo e Gas Participacoes SA (a)	19,800	201,545
Solazyme, Inc. (a)	1,755	39,540

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Ultra Petroleum Corp. (a)	5,565	270,570
Oil, Gas & Consumable Fuels Total		560,229
ENERGY TOTAL		560,229
FINANCIALS — 25.7%
Capital Markets — 6.6%
Jefferies Group, Inc.	5,000	110,700
Julius Baer Group Ltd. (a)	6,452	282,620
State Street Corp.	4,857	222,305
Capital Markets Total		615,625
Commercial Banks — 11.1%
Barclays PLC	59,150	269,185
BB&T Corp.	6,556	180,552
Commerzbank AG (a)	22,105	101,160
ICICI Bank Ltd., ADR	900	42,921
PNC Financial Services Group, Inc.	7,231	451,359
Commercial Banks Total		1,045,177
Diversified Financial Services — 4.3%
Citigroup, Inc.	9,904	407,550
Diversified Financial Services Total		407,550
Real Estate Management & Development — 3.7%
BR Malls Participacoes SA	23,800	275,448
BR Properties SA	6,000	68,414
Real Estate Management & Development Total		343,862
FINANCIALS TOTAL		2,412,214
HEALTH CARE — 2.8%
Health Care Equipment & Supplies — 2.8%
Intuitive Surgical, Inc. (a)	761	265,589
Health Care Equipment & Supplies Total		265,589
HEALTH CARE TOTAL		265,589
INDUSTRIALS — 8.6%
Aerospace & Defense — 2.5%
Precision Castparts Corp.	1,480	232,508
Aerospace & Defense Total		232,508
Electrical Equipment — 2.6%
Sensata Technologies Holding N.V. (a)	6,795	246,523
Electrical Equipment Total		246,523
Marine — 2.4%
Kuehne & Nagel International AG	1,436	225,443
Marine Total		225,443

2

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 0.3%
RPX Corp. (a)	906	26,183
Professional Services Total		26,183
Transportation Infrastructure — 0.8%
LLX Logistica SA (a)	25,700	77,862
Transportation Infrastructure Total		77,862
INDUSTRIALS TOTAL		808,519
INFORMATION TECHNOLOGY — 15.5%
Communications Equipment — 0.9%
Acme Packet, Inc. (a)	1,069	80,912
Communications Equipment Total		80,912
Computers & Peripherals — 5.0%
Apple, Inc. (a)	1,354	470,962
Computers & Peripherals Total		470,962
Internet Software & Services — 4.8%
MercadoLibre, Inc.	2,711	238,893
OpenTable, Inc. (a)	805	71,106
Sina Corp. (a)	338	40,151
Youku.com, Inc., ADR (a)	2,457	103,857
Internet Software & Services Total		454,007
Software — 4.8%
ANSYS, Inc. (a)	2,188	125,526
Informatica Corp. (a)	2,950	173,047
Oracle Corp.	4,319	147,796
Software Total		446,369
INFORMATION TECHNOLOGY TOTAL		1,452,250
MATERIALS — 2.5%
Chemicals — 2.5%
Novozymes A/S, Class B	1,427	239,931
Chemicals Total		239,931
MATERIALS TOTAL		239,931

Total Common Stocks (cost of $7,119,953)		8,622,322

3

	Units	Value ($)
Rights — 0.3%
FINANCIALS — 0.3%
Commercial Banks — 0.3%
Commerzbank AG (a)
Expires 06/06/11	22,099	28,145
Commercial Banks Total		28,145
FINANCIALS TOTAL		28,145

Total Rights (cost of $27,733)		28,145

	Par ($)
Short-Term Obligation — 8.9%
Repurchase agreement with State Street Bank and Trust Co., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Treasury obligation maturing 06/16/11, market value $854,988 (repurchase proceeds $834,000)	834,000	834,000

Total Short-Term Obligation (cost of $834,000)		834,000

Total Investments — 101.0% (cost of $7,981,686)(b)(c)		9,484,467

Other Assets & Liabilities, Net — (1.0)%		(91,586)

Net Assets — 100.0%		9,392,881

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

4

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets.   The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or  published price,  if  available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

5

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.   Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used, to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$1,022,494	$1,690,985	$—	$2,713,479
Consumer Staples	—	170,111	—	170,111
Energy	560,229	—	—	560,229
Financials	1,759,249	652,965	—	2,412,214
Health Care	265,589	—	—	265,589
Industrials	583,076	225,443	—	808,519
Information Technology	1,452,250	—	—	1,452,250
Materials	—	239,931	—	239,931
Total Common Stocks	5,642,887	2,979,435	—	8,622,322
Total Rights	—	28,145	—	28,145
Total Short-Term Obligation	—	834,000	—	834,000
Total Investments	$5,642,887	$3,841,580	$—	$9,484,467

6

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Level 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $7,981,686.
(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,664,851	$(162,070)	$1,502,781

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Marsico 21st Century Fund

	Shares	Value ($)*
Common Stocks — 99.5%
CONSUMER DISCRETIONARY — 29.5%
Automobiles — 4.4%
General Motors Co. (a)	4,845,393	154,131,951
Automobiles Total		154,131,951
Hotels, Restaurants & Leisure — 6.6%
Chipotle Mexican Grill, Inc. (a)	68,733	19,868,648
Vail Resorts, Inc. (a)	1,124,873	54,725,072
Wendy’s/Arby’s Group, Inc., Class A	14,333,646	72,098,239
Wynn Resorts Ltd.	603,160	88,375,003
Hotels, Restaurants & Leisure Total		235,066,962
Household Durables — 0.6%
M.D.C. Holdings, Inc.	786,611	21,199,167
Household Durables Total		21,199,167
Internet & Catalog Retail — 1.9%
Amazon.com, Inc. (a)	338,008	66,482,794
Internet & Catalog Retail Total		66,482,794
Media — 5.5%
Walt Disney Co.	4,681,249	194,880,396
Media Total		194,880,396
Specialty Retail — 10.5%
Ross Stores, Inc.	1,279,226	104,845,363
Rue21, Inc. (a)	1,044,062	35,331,058
Ulta Salon Cosmetics & Fragrance, Inc. (a)	670,445	37,531,511
Williams-Sonoma, Inc.	4,981,840	195,039,036
Specialty Retail Total		372,746,968
CONSUMER DISCRETIONARY TOTAL		1,044,508,238
CONSUMER STAPLES — 1.5%
Food & Staples Retailing — 1.5%
BJ’s Wholesale Club, Inc. (a)	1,050,360	52,959,151
Food & Staples Retailing Total		52,959,151
CONSUMER STAPLES TOTAL		52,959,151
ENERGY — 7.1%
Oil, Gas & Consumable Fuels — 7.1%
Amyris, Inc. (a)	608,414	17,954,297
Gevo, Inc. (a)	588,534	11,346,935
Occidental Petroleum Corp.	664,115	71,624,803
Solazyme, Inc. (a)	679,788	15,315,624

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Ultra Petroleum Corp. (a)	2,796,632	135,972,248
Oil, Gas & Consumable Fuels Total		252,213,907
ENERGY TOTAL		252,213,907
FINANCIALS — 29.8%
Capital Markets — 5.5%
Jefferies Group, Inc.	4,707,839	104,231,555
State Street Corp.	2,009,166	91,959,528
Capital Markets Total		196,191,083
Commercial Banks — 18.0%
BB&T Corp.	4,195,957	115,556,656
City National Corp.	1,025,573	57,770,527
Columbia Banking System, Inc.	1,573,611	28,309,262
First Horizon National Corp.	11,806,040	124,081,480
Fulton Financial Corp.	6,764,038	75,351,383
Glacier Bancorp, Inc.	1,834,959	26,093,117
Park Sterling Corp. (a)(b)	1,868,030	9,340,150
PNC Financial Services Group, Inc.	3,187,901	198,988,781
Commercial Banks Total		635,491,356
Real Estate Investment Trusts (REITs) — 0.7%
Colony Financial, Inc.	1,460,162	26,939,989
Real Estate Investment Trusts (REITs) Total		26,939,989
Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.	357,183	34,700,329
Real Estate Management & Development Total		34,700,329
Thrifts & Mortgage Finance — 4.6%
First Niagara Financial Group, Inc. (b)	11,396,181	161,825,770
Thrifts & Mortgage Finance Total		161,825,770
FINANCIALS TOTAL		1,055,148,527
HEALTH CARE — 5.5%
Health Care Equipment & Supplies — 3.0%
Intuitive Surgical, Inc. (a)	300,677	104,936,273
Health Care Equipment & Supplies Total		104,936,273
Health Care Technology — 2.2%
Allscripts Healthcare Solutions, Inc. (a)	3,921,260	78,856,539
Health Care Technology Total		78,856,539

2

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 0.3%
Pacific Biosciences of California, Inc. (a)	754,523	9,031,640
Life Sciences Tools & Services Total		9,031,640
HEALTH CARE TOTAL		192,824,452
INDUSTRIALS — 10.7%
Aerospace & Defense — 7.0%
Honeywell International, Inc.	2,025,347	120,609,414
Precision Castparts Corp.	800,927	125,825,631
Aerospace & Defense Total		246,435,045
Electrical Equipment — 2.8%
Sensata Technologies Holding N.V. (a)	2,740,353	99,420,007
Electrical Equipment Total		99,420,007
Professional Services — 0.3%
RPX Corp. (a)	360,368	10,414,635
Professional Services Total		10,414,635
Road & Rail — 0.6%
Zipcar, Inc. (a)	919,989	23,110,124
Road & Rail Total		23,110,124
INDUSTRIALS TOTAL		379,379,811
INFORMATION TECHNOLOGY — 15.4%
Communications Equipment — 0.8%
Acme Packet, Inc. (a)	356,571	26,988,859
Communications Equipment Total		26,988,859
Computers & Peripherals — 5.2%
Apple, Inc. (a)	527,985	183,649,022
Computers & Peripherals Total		183,649,022
Internet Software & Services — 2.0%
LinkedIn Corp. Class A (a)	66,710	5,442,202
OpenTable, Inc. (a)	548,883	48,482,835
Youku.com, Inc., ADR (a)	425,991	18,006,640
Internet Software & Services Total		71,931,677
Software — 7.4%
ANSYS, Inc. (a)	1,340,812	76,922,385
Informatica Corp. (a)	1,305,490	76,580,043
Oracle Corp.	3,105,510	106,270,552
Software Total		259,772,980
INFORMATION TECHNOLOGY TOTAL		542,342,538

Total Common Stocks (cost of $2,849,177,122)		3,519,376,624

3

	Par ($)	Value ($)
Short-Term Obligation — 1.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 02/26/29, market value $70,125,131, (repurchase proceeds $68,746,019)	68,746,000	68,746,000

Total Short-Term Obligation (cost of $68,746,000)		68,746,000

Total Investments — 101.4% (cost of $2,917,923,122)(c)(d)		3,588,122,624

Other Assets & Liabilities, Net — (1.4)%		(50,094,034)

Net Assets — 100.0%		3,538,028,590

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

4

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$3,519,376,624	$—	$—	$3,519,376,624
Total Short-Term Obligation	—	68,746,000	—	68,746,000
Total Investments	$3,519,376,624	$68,746,000	$—	$3,588,122,624

5

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies which are or  were affiliated during the three months ended May 31, 2011, are as follows:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
First Niagara Financial Group, Inc.*	$160,358,369	$4,598,144	$—	$1,823,389	$—
Park Sterling Corp.	9,321,470	—	—	—	9,340,150
Total	$169,679,839	$4,598,144	$—	$1,823,389	$9,340,150

* At May 31, 2011, the Fund owns less than five percent of the company’s outstanding voting shares.

(c)	Cost for federal income tax purposes is $2,917,923,122.
(d)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$732,233,756	$(62,034,254)	$670,199,502

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Marsico Growth Fund

	Shares	Value ($)*
Common Stocks — 97.4%
CONSUMER DISCRETIONARY — 28.2%
Distributors — 0.6%
Li & Fung Ltd. (a)	9,942,000	22,268,464
Distributors Total		22,268,464
Diversified Consumer Services — 0.4%
Sotheby’s	353,635	15,050,706
Diversified Consumer Services Total		15,050,706
Hotels, Restaurants & Leisure — 8.0%
McDonald’s Corp.	715,187	58,316,348
Starbucks Corp.	2,017,715	74,231,735
Wynn Resorts Ltd.	637,154	93,355,804
Yum! Brands, Inc.	1,015,327	56,167,889
Hotels, Restaurants & Leisure Total		282,071,776
Internet & Catalog Retail — 6.0%
Amazon.com, Inc. (a)	517,073	101,703,089
priceline.com, Inc. (a)	213,238	109,858,085
Internet & Catalog Retail Total		211,561,174
Media — 3.0%
Time Warner, Inc.	2,846,390	103,693,988
Media Total		103,693,988
Specialty Retail — 5.1%
Tiffany & Co.	1,007,774	76,248,181
TJX Companies, Inc.	1,946,605	103,208,997
Specialty Retail Total		179,457,178
Textiles, Apparel & Luxury Goods — 5.1%
Cie Financiere Richemont SA, ADR	12,793,465	83,157,522
NIKE, Inc., Class B	1,147,726	96,925,461
Textiles, Apparel & Luxury Goods Total		180,082,983
CONSUMER DISCRETIONARY TOTAL		994,186,269
CONSUMER STAPLES — 3.4%
Food Products — 1.9%
Green Mountain Coffee Roasters, Inc. (a)	415,332	34,210,897
Mead Johnson Nutrition Co., Class A	495,224	33,571,235
Food Products Total		67,782,132

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 1.5%
Estée Lauder Companies, Inc., Class A	492,825	50,519,490
Personal Products Total		50,519,490
CONSUMER STAPLES TOTAL		118,301,622
ENERGY — 10.3%
Energy Equipment & Services — 2.8%
Halliburton Co.	2,005,664	100,584,049
Energy Equipment & Services Total		100,584,049
Oil, Gas & Consumable Fuels — 7.5%
Anadarko Petroleum Corp.	1,011,542	80,437,820
Continental Resources, Inc. (a)	523,166	34,644,053
EOG Resources, Inc.	713,793	77,903,368
Occidental Petroleum Corp.	653,044	70,430,795
Oil, Gas & Consumable Fuels Total		263,416,036
ENERGY TOTAL		364,000,085
FINANCIALS — 7.3%
Capital Markets — 1.3%
Goldman Sachs Group, Inc.	320,188	45,060,058
Capital Markets Total		45,060,058
Commercial Banks — 4.3%
PNC Financial Services Group, Inc.	1,264,811	78,949,503
U.S. Bancorp	2,838,286	72,660,121
Commercial Banks Total		151,609,624
Diversified Financial Services — 1.7%
Citigroup, Inc.	1,486,641	61,175,277
Diversified Financial Services Total		61,175,277
FINANCIALS TOTAL		257,844,959
HEALTH CARE — 2.1%
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc. (a)	1,464,424	73,030,825
Life Sciences Tools & Services Total		73,030,825
HEALTH CARE TOTAL		73,030,825
INDUSTRIALS — 14.4%
Aerospace & Defense — 3.2%
General Dynamics Corp.	582,013	43,197,005
Precision Castparts Corp.	438,517	68,891,021
Aerospace & Defense Total		112,088,026

2

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 2.4%
Rockwell Automation, Inc.	1,011,328	84,051,470
Electrical Equipment Total		84,051,470
Machinery — 5.5%
Cummins, Inc.	405,136	42,636,513
Danaher Corp.	1,337,763	72,948,216
Eaton Corp.	1,492,641	77,124,760
Machinery Total		192,709,489
Road & Rail — 3.3%
Union Pacific Corp.	1,115,250	117,067,793
Road & Rail Total		117,067,793
INDUSTRIALS TOTAL		505,916,778
INFORMATION TECHNOLOGY — 16.5%
Communications Equipment — 1.7%
Acme Packet, Inc. (a)	522,950	39,582,086
F5 Networks, Inc. (a)	173,192	19,671,147
Communications Equipment Total		59,253,233
Computers & Peripherals — 5.3%
Apple, Inc. (a)	530,734	184,605,207
Computers & Peripherals Total		184,605,207
Internet Software & Services — 4.1%
Baidu, Inc., ADR (a)	955,639	129,689,768
Youku.com, Inc., ADR (a)	366,985	15,512,456
Internet Software & Services Total		145,202,224
Software — 5.4%
Oracle Corp.	4,330,223	148,180,231
Salesforce.com, Inc. (a)	272,995	41,566,219
Software Total		189,746,450
INFORMATION TECHNOLOGY TOTAL		578,807,114
MATERIALS — 15.2%
Chemicals — 13.6%
Dow Chemical Co.	4,155,306	150,131,206
Monsanto Co.	1,508,102	107,135,566
PPG Industries, Inc.	1,035,337	91,834,392
Praxair, Inc.	1,211,721	128,248,550
Chemicals Total		477,349,714

3

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	1,115,107	57,584,126
Metals & Mining Total		57,584,126
MATERIALS TOTAL		534,933,840

Total Common Stocks (cost of $2,363,663,521)		3,427,021,492
Preferred Stock — 0.6%
FINANCIALS — 0.6%
Commercial Banks — 0.6%
Wells Fargo & Co., Series J, 8.000%	687,425	19,825,337
Commercial Banks Total		19,825,337
FINANCIALS TOTAL		19,825,337

Total Preferred Stock (cost of $13,207,874)		19,825,337

	Par ($)
Short-Term Obligation — 1.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 02/26/29, market value of $44,520,281 (repurchase proceeds $43,643,012)	43,643,000	43,643,000

Total Short-Term Obligation (cost of $43,643,000)		43,643,000

Total Investments — 99.2% (cost of $2,420,514,395)(b)(c)		3,490,489,829

Other Assets & Liabilities, Net — 0.8%		29,886,870

Net Assets — 100.0%		3,520,376,699

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

5

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

6

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$971,917,805	$22,268,464	$—	$994,186,269
Consumer Staples	118,301,622	—	—	118,301,622
Energy	364,000,085	—	—	364,000,085
Financials	257,844,959	—	—	257,844,959
Health Care	73,030,825	—	—	73,030,825
Industrials	505,916,778	—	—	505,916,778
Information Technology	578,807,114	—	—	578,807,114
Materials	534,933,840	—	—	534,933,840
Total Common Stocks	3,404,753,028	22,268,464	—	3,427,021,492
Total Preferred Stock	19,825,337	—	—	19,825,337
Total Short-Term Obligation	—	43,643,000	—	43,643,000
Total Investments	$3,424,578,365	$65,911,464	$—	$3,490,489,829

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There  were no signifcant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,420,514,395.
(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,094,891,904	$(24,916,470)	$1,069,975,434

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Marsico International Opportunities Fund

	Shares	Value ($)*
Common Stocks — 97.4%
CONSUMER DISCRETIONARY — 17.8%
Automobiles — 2.9%
Honda Motor Co., Ltd.	838,600	31,934,694
Automobiles Total		31,934,694
Distributors — 2.6%
Li & Fung Ltd.	12,748,000	28,553,448
Distributors Total		28,553,448
Diversified Consumer Services — 0.6%
Anhanguera Educacional Participacoes SA	329,300	7,054,565
Diversified Consumer Services Total		7,054,565
Hotels, Restaurants & Leisure — 2.8%
Arcos Dorados Holdings, Inc., Class A (a)	387,658	8,819,220
Genting Singapore PLC (a)	13,285,000	21,441,808
Wynn Macau Ltd.	133,600	467,837
Hotels, Restaurants & Leisure Total		30,728,865
Media — 1.2%
Imax Corp. (a)	40,252	1,497,777
Publicis Groupe SA	217,864	11,976,768
Media Total		13,474,545
Specialty Retail — 3.5%
Inditex SA	248,507	22,591,253
Yamada Denki Co., Ltd.	214,740	16,813,434
Specialty Retail Total		39,404,687
Textiles, Apparel & Luxury Goods — 4.2%
Adidas AG	174,566	13,161,303
Swatch Group AG (a)	67,038	33,350,010
Textiles, Apparel & Luxury Goods Total		46,511,313
CONSUMER DISCRETIONARY TOTAL		197,662,117
CONSUMER STAPLES — 4.2%
Beverages — 2.2%
Anheuser-Busch InBev NV	197,471	11,912,843
Pernod-Ricard SA	124,914	12,610,421
Beverages Total		24,523,264

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 2.0%
Nestle SA, Registered Shares	338,976	21,759,803
Food Products Total		21,759,803
CONSUMER STAPLES TOTAL		46,283,067
ENERGY — 9.2%
Oil, Gas & Consumable Fuels — 9.2%
CNOOC Ltd.	5,201,300	13,045,517
OGX Petroleo e Gas Participacoes SA (a)	4,807,000	48,930,705
Pacific Rubiales Energy Corp.	817,647	22,820,018
Tullow Oil PLC	763,839	16,925,252
Oil, Gas & Consumable Fuels Total		101,721,492
ENERGY TOTAL		101,721,492
FINANCIALS — 19.2%
Capital Markets — 2.0%
Julius Baer Group Ltd. (a)	503,616	22,060,140
Capital Markets Total		22,060,140
Commercial Banks — 7.2%
Barclays PLC	5,378,518	24,477,047
Commerzbank AG (a)	3,236,224	14,810,049
ICICI Bank Ltd., ADR	372,258	17,752,984
Standard Chartered PLC	847,682	22,701,423
Commercial Banks Total		79,741,503
Diversified Financial Services — 5.2%
Citigroup, Inc.	531,365	21,865,670
Criteria Caixacorp SA	1,657,076	12,059,414
Hong Kong Exchanges & Clearing Ltd.	1,033,505	23,125,217
Diversified Financial Services Total		57,050,301
Real Estate Management & Development — 4.8%
BR Malls Participacoes SA	1,602,500	18,546,443
Hang Lung Properties Ltd.	3,845,000	16,006,559
Sumitomo Realty & Development Co., Ltd.	892,000	19,048,063
Real Estate Management & Development Total		53,601,065
FINANCIALS TOTAL		212,453,009
HEALTH CARE — 4.1%
Pharmaceuticals — 4.1%
Novo-Nordisk A/S, Class B	186,415	23,435,135

2

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Roche Holding AG, Genusschein Shares	127,327	22,393,071
Pharmaceuticals Total		45,828,206
HEALTH CARE TOTAL		45,828,206
INDUSTRIALS — 15.1%
Aerospace & Defense — 1.2%
Rolls Royce Group C Shares (b)	120,726,528	198,595
Rolls-Royce Holdings PLC (a)	1,257,568	13,156,922
Aerospace & Defense Total		13,355,517
Electrical Equipment — 4.5%
Schneider Electric SA	177,939	29,345,842
Sensata Technologies Holding NV (a)	562,323	20,401,078
Electrical Equipment Total		49,746,920
Industrial Conglomerates — 1.5%
Siemens AG, Registered Shares	125,041	16,735,019
Industrial Conglomerates Total		16,735,019
Machinery — 3.4%
FANUC Ltd.	117,200	18,089,922
Komatsu Ltd.	666,300	20,009,840
Machinery Total		38,099,762
Road & Rail — 2.6%
Canadian National Railway Co.	369,106	28,893,618
Road & Rail Total		28,893,618
Trading Companies & Distributors — 1.9%
Marubeni Corp.	3,033,000	21,260,679
Trading Companies & Distributors Total		21,260,679
INDUSTRIALS TOTAL		168,091,515
INFORMATION TECHNOLOGY — 14.4%
Computers & Peripherals — 1.7%
Toshiba Corp.	3,497,000	18,608,536
Computers & Peripherals Total		18,608,536
Internet Software & Services — 5.5%
Baidu, Inc., ADR (a)	84,198	11,426,511
DeNA Co., Ltd.	339,000	12,060,181
MercadoLibre, Inc.	136,033	11,987,228
Sina Corp. (a)	133,839	15,898,735
Youku.com, Inc., ADR (a)	240,865	10,181,363
Internet Software & Services Total		61,554,018
Office Electronics — 2.0%
Canon, Inc.	455,000	21,850,627
Office Electronics Total		21,850,627

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 5.2%
ARM Holdings PLC	1,519,671	14,311,685
ASML Holding NV	749,849	29,141,293
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,013,162	13,839,793
Semiconductors & Semiconductor Equipment Total		57,292,771
INFORMATION TECHNOLOGY TOTAL		159,305,952
MATERIALS — 9.6%
Chemicals — 6.1%
BASF SE	336,601	31,127,693
LyondellBasell Industries NV, Class A	541,740	23,733,629
Novozymes A/S, Class B	73,102	12,291,148
Chemicals Total		67,152,470
Metals & Mining — 3.5%
ThyssenKrupp AG	458,374	21,771,609
Xstrata PLC	741,611	17,390,381
Metals & Mining Total		39,161,990
MATERIALS TOTAL		106,314,460
TELECOMMUNICATION SERVICES — 3.8%
Diversified Telecommunication Services — 2.0%
China Unicom Hong Kong Ltd.	10,098,000	22,512,206
Diversified Telecommunication Services Total		22,512,206
Wireless Telecommunication Services — 1.8%
Millicom International Cellular SA (a)	173,559	19,820,438
Wireless Telecommunication Services Total		19,820,438
TELECOMMUNICATION SERVICES TOTAL		42,332,644

Total Common Stocks (cost of $870,292,208)		1,079,992,462

	Units
Rights — 0.4%
FINANCIALS — 0.4%
Commercial Banks — 0.4%
Commerzbank AG (a) Expires 06/06/11	3,236,222	4,121,662
Commercial Banks Total		4,121,662
FINANCIALS TOTAL		4,121,662

Total Rights (cost of $4,061,843)		4,121,662

4

	Par ($)	Value ($)
Short-Term Obligation — 2.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 02/26/29, market value $31,262,794 (repurchase proceeds $30,646,009)	30,646,000	30,646,000

Total Short-Term Obligation (cost of $30,646,000)		30,646,000

Total Investments — 100.5% (cost of $905,000,051)(c)(d)		1,114,760,124

Other Assets & Liabilities, Net — (0.5)%		(6,061,400)

Net Assets — 100.0%		1,108,698,724

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets.   The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

6

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$17,371,562	$180,290,555	$—	$197,662,117
Consumer Staples	—	46,283,067	—	46,283,067
Energy	71,750,723	29,970,769	—	101,721,492
Financials	58,165,097	154,287,912	—	212,453,009
Health Care	—	45,828,206	—	45,828,206
Industrials	49,294,696	118,598,224	198,595	168,091,515
Information Technology	63,333,630	95,972,322	—	159,305,952
Materials	23,733,629	82,580,831	—	106,314,460
Telecommunication Services	19,820,438	22,512,206	—	42,332,644
Total Common Stocks	303,469,775	776,324,092	198,595	1,079,992,462
Total Rights	—	4,121,662	—	4,121,662
Total Short-Term Obligation	—	30,646,000	—	30,646,000
Total Investments	303,469,775	811,091,754	198,595	1,114,760,124
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(4,396,179)	—	(4,396,179)
Total	$303,469,775	$806,695,575	$198,595	$1,110,363,945

7

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stocks classified as Level 3 are valued using an income approach.  To determine fair value for these securities management considered estimates of future distributions from the company.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ending May 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2011
Common Stocks Industrials	$—	$—	$—	$1,666	$196,929	$—	$—	$—	$198,595

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at May 31, 2011, which were valued using significant unobservable inputs (Level  3) amounted to $ 1,666.

(a)	Non-income producing security.

(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2011, the value of this security amounted to $198,595, which represents less than 0.1% of net assets.

(c)	Cost for federal income tax purposes is $905,000,051.

(d)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$229,055,926	$(19,295,853)	$209,760,073

8

Forward foreign currency exchange contracts outstanding on May 31, 2011 are :

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
State Street Bank & Trust Company	JPY	$4,043,992	$4,067,519	07/08/11	$(23,527)

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
State Street Bank & Trust Company	JPY	$101,709,518	$97,336,866	07/08/11	$(4,372,652)

Acronym	Name

ADR	American Depositary Receipt
JPY	Japanese Yen

9

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Mid Cap Index Fund

	Shares	Value ($)*
Common Stocks — 98.5%
CONSUMER DISCRETIONARY — 12.9%
Auto Components — 1.0%
BorgWarner, Inc. (a)	269,350	19,530,568
Gentex Corp.	343,425	10,079,524
Auto Components Total		29,610,092
Automobiles — 0.1%
Thor Industries, Inc.	102,300	3,304,290
Automobiles Total		3,304,290
Distributors — 0.3%
LKQ Corp. (a)	351,550	9,347,715
Distributors Total		9,347,715
Diversified Consumer Services — 1.0%
Career Education Corp. (a)	151,075	3,248,113
ITT Educational Services, Inc. (a)	56,000	3,851,680
Matthews International Corp., Class A	71,300	2,787,117
Regis Corp.	138,925	2,074,150
Service Corp. International	578,925	6,646,059
Sotheby’s	161,700	6,881,952
Strayer Education, Inc.	30,400	3,653,472
Diversified Consumer Services Total		29,142,543
Hotels, Restaurants & Leisure — 1.4%
Bally Technologies, Inc. (a)	105,212	4,146,405
Bob Evans Farms, Inc.	73,050	2,290,118
Boyd Gaming Corp. (a)	135,100	1,275,344
Brinker International, Inc.	204,312	5,267,163
Cheesecake Factory, Inc. (a)	144,475	4,589,971
International Speedway Corp., Class A	70,650	2,021,297
Life Time Fitness, Inc. (a)	101,150	3,721,308
Panera Bread Co., Class A (a)	75,850	9,483,525
Scientific Games Corp., Class A (a)	153,050	1,509,073
Wendy’s/Arby’s Group, Inc., Class A	777,825	3,912,460
WMS Industries, Inc. (a)	138,900	4,369,794
Hotels, Restaurants & Leisure Total		42,586,458
Household Durables — 1.5%
American Greetings Corp., Class A	96,800	2,323,200
KB Home	174,075	2,137,641
M.D.C. Holdings, Inc.	91,025	2,453,124
Mohawk Industries, Inc. (a)	135,750	9,030,090
NVR, Inc. (a)	14,242	10,624,532
Ryland Group, Inc.	106,575	1,948,191
Toll Brothers, Inc. (a)	349,900	7,610,325

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Tupperware Brands Corp.	151,475	9,915,553
Household Durables Total		46,042,656
Leisure Equipment & Products — 0.4%
Eastman Kodak Co. (a)	648,200	2,164,988
Polaris Industries, Inc.	82,200	9,070,770
Leisure Equipment & Products Total		11,235,758
Media — 0.7%
DreamWorks Animation SKG, Inc., Class A (a)	173,100	4,138,821
Harte-Hanks, Inc.	93,650	767,930
John Wiley & Sons, Inc., Class A	112,725	5,974,425
Lamar Advertising Co., Class A (a)	138,375	4,018,410
Meredith Corp.	88,000	2,781,680
New York Times Co., Class A (a)	287,100	2,302,542
Scholastic Corp.	57,225	1,558,809
Media Total		21,542,617
Multiline Retail — 0.9%
99 Cents Only Stores (a)	113,226	2,339,249
Dollar Tree, Inc. (a)	301,875	19,241,512
Saks, Inc. (a)	387,850	4,386,584
Multiline Retail Total		25,967,345
Specialty Retail — 3.8%
Aaron’s, Inc.	173,825	4,903,603
Advance Auto Parts, Inc.	193,000	11,985,300
Aeropostale, Inc. (a)	197,187	3,726,834
American Eagle Outfitters, Inc.	471,724	6,255,060
ANN, Inc. (a)	130,975	3,686,946
Ascena Retail Group, Inc. (a)	167,125	5,592,003
Barnes & Noble, Inc.	94,350	1,851,147
Chico’s FAS, Inc.	428,150	6,456,502
Collective Brands, Inc. (a)	150,400	2,346,240
Dick’s Sporting Goods, Inc. (a)	213,650	8,490,451
Foot Locker, Inc.	373,750	9,321,325
Guess?, Inc.	153,025	6,996,303
Office Depot, Inc. (a)	668,200	2,813,122
PETsMART, Inc.	283,500	12,842,550
Rent-A-Center, Inc.	153,125	4,970,438
Tractor Supply Co.	175,475	11,083,001
Williams-Sonoma, Inc.	253,375	9,919,631
Specialty Retail Total		113,240,456

2

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.8%
Deckers Outdoor Corp. (a)	93,000	8,472,300
Fossil, Inc. (a)	121,875	12,899,250
Hanesbrands, Inc. (a)	232,325	7,041,771
Phillips-Van Heusen Corp.	161,650	10,664,050
Timberland Co., Class A (a)	92,525	3,022,792
Under Armour, Inc., Class A (a)	85,150	5,550,077
Warnaco Group, Inc. (a)	105,350	5,810,052
Textiles, Apparel & Luxury Goods Total		53,460,292
CONSUMER DISCRETIONARY TOTAL		385,480,222
CONSUMER STAPLES — 4.0%
Beverages — 0.4%
Hansen Natural Corp. (a)	167,350	11,990,628
Beverages Total		11,990,628
Food & Staples Retailing — 0.4%
BJ’s Wholesale Club, Inc. (a)	131,675	6,639,053
Ruddick Corp.	103,050	4,529,048
Food & Staples Retailing Total		11,168,101
Food Products — 2.2%
Corn Products International, Inc.	183,700	10,421,301
Flowers Foods, Inc.	181,875	6,061,894
Green Mountain Coffee Roasters, Inc. (a)	295,800	24,365,046
Lancaster Colony Corp.	45,950	2,786,408
Ralcorp Holdings, Inc. (a)	132,500	11,652,050
Smithfield Foods, Inc. (a)	400,250	8,385,237
Tootsie Roll Industries, Inc.	60,262	1,768,087
Food Products Total		65,440,023
Household Products — 0.9%
Church & Dwight Co., Inc.	171,875	14,454,687
Energizer Holdings, Inc. (a)	170,275	13,119,689
Household Products Total		27,574,376
Tobacco — 0.1%
Universal Corp.	56,550	2,384,714
Tobacco Total		2,384,714
CONSUMER STAPLES TOTAL		118,557,842
ENERGY — 6.4%
Energy Equipment & Services — 2.6%
Atwood Oceanics, Inc. (a)	135,625	5,877,988
CARBO Ceramics, Inc.	45,800	6,882,366
Dril-Quip, Inc. (a)	83,000	6,156,940

3

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Exterran Holdings, Inc. (a)	152,424	3,284,737
Helix Energy Solutions Group, Inc. (a)	255,300	4,472,856
Oceaneering International, Inc. (a)	130,425	10,629,637
Oil States International, Inc. (a)	122,600	9,691,530
Patterson-UTI Energy, Inc.	371,775	11,647,711
Superior Energy Services, Inc. (a)	190,175	7,125,857
Tidewater, Inc.	124,000	6,776,600
Unit Corp. (a)	96,000	5,528,640
Energy Equipment & Services Total		78,074,862
Oil, Gas & Consumable Fuels — 3.8%
Arch Coal, Inc.	391,675	11,707,166
Bill Barrett Corp. (a)	112,975	5,035,296
Cimarex Energy Co.	206,225	19,783,164
Comstock Resources, Inc. (a)	115,025	3,458,802
Energen Corp.	173,675	10,814,742
Forest Oil Corp. (a)	273,925	8,190,357
Frontier Oil Corp.	254,925	7,612,061
Northern Oil & Gas, Inc. (a)	130,800	2,629,080
Overseas Shipholding Group, Inc.	64,600	1,764,226
Patriot Coal Corp. (a)	220,150	5,092,070
Plains Exploration & Production Co. (a)	337,725	12,445,166
Quicksilver Resources, Inc. (a)	292,000	4,172,680
SM Energy Co.	152,900	10,166,321
Southern Union Co.	300,525	9,114,923
Oil, Gas & Consumable Fuels Total		111,986,054
ENERGY TOTAL		190,060,916
FINANCIALS — 19.5%
Capital Markets — 2.1%
Affiliated Managers Group, Inc. (a)	125,125	13,229,466
Apollo Investment Corp.	471,325	5,377,818
Eaton Vance Corp.	287,175	9,060,371
Greenhill & Co., Inc.	61,475	3,421,699
Jefferies Group, Inc.	344,325	7,623,356
Raymond James Financial, Inc.	243,480	8,701,975
SEI Investments Co.	350,025	8,274,591
Waddell & Reed Financial, Inc., Class A	207,075	7,993,095
Capital Markets Total		63,682,371
Commercial Banks — 3.3%
Associated Banc Corp.	417,537	5,883,096

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Bancorpsouth, Inc.	177,075	2,273,643
Bank of Hawaii Corp.	115,625	5,480,625
Cathay General Bancorp	189,575	3,090,073
City National Corp.	113,450	6,390,638
Commerce Bancshares, Inc.	186,617	7,983,475
Cullen/Frost Bankers, Inc.	147,475	8,588,944
East West Bancorp, Inc.	358,200	7,196,238
FirstMerit Corp.	262,349	4,273,665
Fulton Financial Corp.	480,050	5,347,757
International Bancshares Corp.	127,275	2,172,584
PacWest Bancorp	78,675	1,660,043
Prosperity Bancshares, Inc.	112,725	4,931,719
SVB Financial Group (a)	102,225	6,070,120
Synovus Financial Corp.	1,893,175	4,505,757
TCF Financial Corp.	376,225	5,662,186
Trustmark Corp.	137,200	3,270,848
Valley National Bancorp	409,079	5,559,383
Webster Financial Corp.	176,500	3,681,790
Westamerica Bancorporation	70,000	3,521,000
Commercial Banks Total		97,543,584
Diversified Financial Services — 0.4%
MSCI, Inc., Class A (a)	288,550	10,898,534
Diversified Financial Services Total		10,898,534
Insurance — 3.9%
American Financial Group, Inc.	184,800	6,571,488
Arthur J. Gallagher & Co.	261,875	7,518,431
Aspen Insurance Holdings Ltd.	170,200	4,571,572
Brown & Brown, Inc.	281,775	7,436,042
Everest Re Group Ltd.	131,225	11,675,088
Fidelity National Financial, Inc., Class A	539,325	8,618,414
First American Financial Corp.	252,250	4,056,180
Hanover Insurance Group, Inc.	109,050	4,477,593
HCC Insurance Holdings, Inc.	277,025	9,166,757
Mercury General Corp.	85,925	3,580,495
Old Republic International Corp.	624,983	7,768,539
Protective Life Corp.	206,550	4,986,117
Reinsurance Group of America, Inc.	178,200	11,321,046
Stancorp Financial Group, Inc.	110,750	4,782,185
Transatlantic Holdings, Inc.	150,225	6,991,472
Unitrin, Inc.	119,275	3,557,973

5

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
W.R. Berkley Corp.	278,845	9,232,558
Insurance Total		116,311,950
Real Estate Investment Trusts (REITs) — 8.3%
Alexandria Real Estate Equities, Inc.	146,675	12,106,554
AMB Property Corp.	408,425	15,107,641
BRE Properties, Inc.	175,200	8,938,704
Camden Property Trust	168,225	10,813,503
Corporate Office Properties Trust	171,025	6,057,706
Cousins Properties, Inc.	249,823	2,190,948
Duke Realty Corp.	608,775	9,155,976
Equity One, Inc.	146,525	2,873,355
Essex Property Trust, Inc.	77,525	10,668,215
Federal Realty Investment Trust	148,400	12,999,840
Highwoods Properties, Inc.	172,900	6,238,232
Hospitality Properties Trust	297,625	7,345,385
Liberty Property Trust	276,250	9,961,575
Macerich Co.	314,265	17,086,588
Mack-Cali Realty Corp.	209,300	7,400,848
Nationwide Health Properties, Inc.	304,925	13,355,715
OMEGA Healthcare Investors, Inc.	241,175	5,134,616
Potlatch Corp.	96,531	3,475,116
Rayonier, Inc.	195,485	12,978,249
Realty Income Corp.	303,025	10,648,298
Regency Centers Corp.	216,600	10,030,746
Senior Housing Properties Trust	341,975	8,258,696
SL Green Realty Corp.	199,700	17,974,997
Taubman Centers, Inc.	134,500	8,146,665
UDR, Inc.	440,015	11,466,791
Weingarten Realty Investors	290,525	7,733,776
Real Estate Investment Trusts (REITs) Total		248,148,735
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	103,350	10,040,453
Real Estate Management & Development Total		10,040,453
Thrifts & Mortgage Finance — 1.2%
Astoria Financial Corp.	199,300	2,893,836
First Niagara Financial Group, Inc.	744,463	10,571,375
New York Community Bancorp, Inc.	1,053,578	17,067,963

6

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Washington Federal, Inc.	270,952	4,305,427
Thrifts & Mortgage Finance Total		34,838,601
FINANCIALS TOTAL		581,464,228
HEALTH CARE — 11.3%
Biotechnology — 1.2%
United Therapeutics Corp. (a)	122,525	7,911,439
Vertex Pharmaceuticals, Inc. (a)	492,825	26,607,622
Biotechnology Total		34,519,061
Health Care Equipment & Supplies — 3.6%
Beckman Coulter, Inc.	164,700	13,684,923
Cooper Companies, Inc.	111,500	8,352,465
Gen-Probe, Inc. (a)	116,425	9,522,401
Hill-Rom Holdings, Inc.	152,175	6,945,267
Hologic, Inc. (a)	628,725	13,517,587
IDEXX Laboratories, Inc. (a)	138,250	10,883,040
Immucor, Inc. (a)	168,800	3,532,984
Kinetic Concepts, Inc. (a)	151,300	8,978,142
Masimo Corp.	143,600	4,411,392
ResMed, Inc. (a)	369,575	11,900,315
STERIS Corp.	143,050	5,162,675
Teleflex, Inc.	96,400	5,986,440
Thoratec Corp. (a)	141,400	4,916,478
Health Care Equipment & Supplies Total		107,794,109
Health Care Providers & Services — 3.5%
Catalyst Health Solutions, Inc. (a)	119,125	7,270,199
Community Health Systems, Inc. (a)	223,625	6,404,620
Health Management Associates, Inc., Class A (a)	607,000	6,919,800
Health Net, Inc. (a)	225,000	7,220,250
Henry Schein, Inc. (a)	221,525	15,909,925
Kindred Healthcare, Inc. (a)	95,225	2,336,822
LifePoint Hospitals, Inc. (a)	124,100	5,212,200
Lincare Holdings, Inc.	232,050	7,035,756
Mednax, Inc. (a)	115,650	8,691,097
Omnicare, Inc.	281,750	8,858,220
Owens & Minor, Inc.	153,025	5,294,665
Universal Health Services, Inc., Class B	235,025	12,806,512
VCA Antech, Inc. (a)	207,850	5,081,932
WellCare Health Plans, Inc. (a)	102,450	5,045,663
Health Care Providers & Services Total		104,087,661

7

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	455,750	9,165,133
Health Care Technology Total		9,165,133
Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., Class A (a)	47,050	5,854,431
Charles River Laboratories International, Inc. (a)	124,350	4,809,858
Covance, Inc. (a)	145,650	8,572,959
Mettler-Toledo International, Inc. (a)	77,875	13,033,939
Pharmaceutical Product Development, Inc.	277,775	8,013,809
Techne Corp.	89,475	7,292,212
Life Sciences Tools & Services Total		47,577,208
Pharmaceuticals — 1.1%
Endo Pharmaceuticals Holdings, Inc. (a)	282,800	11,772,964
Medicis Pharmaceutical Corp., Class A	142,175	5,327,297
Perrigo Co.	200,350	17,141,946
Pharmaceuticals Total		34,242,207
HEALTH CARE TOTAL		337,385,379
INDUSTRIALS — 15.2%
Aerospace & Defense — 0.8%
Alliant Techsystems, Inc.	80,525	5,759,953
BE Aerospace, Inc. (a)	246,500	9,224,030
Huntington Ingalls Industries, Inc. (a)	117,100	4,282,347
Triumph Group, Inc.	45,800	4,283,216
Aerospace & Defense Total		23,549,546
Air Freight & Logistics — 0.2%
UTI Worldwide, Inc.	245,500	5,457,465
Air Freight & Logistics Total		5,457,465
Airlines — 0.3%
Alaska Air Group, Inc. (a)	86,375	5,833,767
JetBlue Airways Corp. (a)	487,880	2,961,432
Airlines Total		8,795,199
Building Products — 0.2%
Lennox International, Inc.	108,750	5,068,838
Building Products Total		5,068,838
Commercial Services & Supplies — 1.5%
Brink’s Co.	112,250	3,339,437
Clean Harbors, Inc. (a)	55,400	5,604,264
Copart, Inc. (a)	144,050	6,770,350

8

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Corrections Corp. of America (a)	263,175	6,053,025
Deluxe Corp.	123,950	3,190,473
Herman Miller, Inc.	137,725	3,456,897
HNI Corp.	108,125	2,693,394
Mine Safety Appliances Co.	74,825	2,811,924
Rollins, Inc.	153,015	3,078,662
Waste Connections, Inc.	274,762	8,638,517
Commercial Services & Supplies Total		45,636,943
Construction & Engineering — 1.3%
AECOM Technology Corp. (a)	286,200	8,205,354
Granite Construction, Inc.	82,250	2,261,053
KBR, Inc.	364,650	13,608,738
Shaw Group, Inc. (a)	205,100	7,492,303
URS Corp. (a)	194,425	8,566,365
Construction & Engineering Total		40,133,813
Electrical Equipment — 1.7%
Acuity Brands, Inc.	104,150	6,348,984
AMETEK, Inc.	387,625	16,857,811
Hubbell, Inc., Class B	146,100	9,665,976
Regal-Beloit Corp.	93,100	6,423,900
Thomas & Betts Corp. (a)	125,900	6,893,025
Woodward Governor Co.	142,550	5,020,611
Electrical Equipment Total		51,210,307
Industrial Conglomerates — 0.2%
Carlisle Companies, Inc.	147,150	7,151,490
Industrial Conglomerates Total		7,151,490
Machinery — 5.6%
AGCO Corp. (a)	227,650	11,762,675
Bucyrus International, Inc.	196,350	18,034,747
Crane Co.	111,325	5,476,077
Donaldson Co., Inc.	185,425	11,071,727
Gardner Denver, Inc.	125,775	10,537,429
Graco, Inc.	144,937	7,328,015
Harsco Corp.	194,450	6,516,020
IDEX Corp.	198,725	9,010,192
Kennametal, Inc.	198,100	8,266,713
Lincoln Electric Holdings, Inc.	101,500	7,576,975
Nordson Corp.	164,450	8,554,689
Oshkosh Corp. (a)	218,750	6,059,375
Pentair, Inc.	237,200	9,601,856
SPX Corp.	122,000	10,115,020

9

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Terex Corp. (a)	263,050	7,799,433
Timken Co.	195,875	10,111,067
Trinity Industries, Inc.	192,275	6,612,337
Valmont Industries, Inc.	51,350	5,146,297
Wabtec Corp.	115,575	7,811,714
Machinery Total		167,392,358
Marine — 0.4%
Alexander & Baldwin, Inc.	99,550	4,874,964
Kirby Corp. (a)	129,400	7,436,618
Marine Total		12,311,582
Professional Services — 1.0%
Corporate Executive Board Co.	82,775	3,480,689
FTI Consulting, Inc. (a)	100,625	3,840,856
Korn/Ferry International (a)	111,875	2,389,650
Manpower, Inc.	197,425	12,068,590
Towers Watson & Co., Class A	109,625	6,955,706
Professional Services Total		28,735,491
Road & Rail — 1.3%
Con-way, Inc.	132,775	5,248,596
J.B. Hunt Transport Services, Inc.	210,600	9,656,010
Kansas City Southern (a)	264,450	15,573,461
Landstar System, Inc.	115,375	5,459,545
Werner Enterprises, Inc.	106,993	2,683,384
Road & Rail Total		38,620,996
Trading Companies & Distributors — 0.7%
GATX Corp.	111,900	4,444,668
MSC Industrial Direct Co., Class A	108,525	7,543,573
United Rentals, Inc. (a)	146,150	3,995,741
Watsco, Inc.	67,500	4,518,450
Trading Companies & Distributors Total		20,502,432
INDUSTRIALS TOTAL		454,566,460
INFORMATION TECHNOLOGY — 16.0%
Communications Equipment — 1.4%
Adtran, Inc.	155,550	6,666,873
Ciena Corp. (a)	228,825	6,121,069
Plantronics, Inc.	117,800	4,309,124
Polycom, Inc. (a)	211,400	12,136,474
Riverbed Technology, Inc. (a)	363,800	13,795,296
Communications Equipment Total		43,028,836

10

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 0.6%
Diebold, Inc.	158,600	5,241,730
NCR Corp. (a)	385,950	7,533,744
QLogic Corp. (a)	254,100	4,111,338
Computers & Peripherals Total		16,886,812
Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc. (a)	276,775	12,352,468
Avnet, Inc. (a)	368,125	13,326,125
Ingram Micro, Inc., Class A (a)	384,175	7,303,167
Itron, Inc. (a)	97,675	5,005,844
National Instruments Corp.	214,718	6,269,766
Tech Data Corp. (a)	112,375	5,323,204
Trimble Navigation Ltd. (a)	294,525	12,867,797
Vishay Intertechnology, Inc. (a)	398,475	6,323,798
Electronic Equipment, Instruments & Components Total		68,772,169
Internet Software & Services — 1.1%
AOL, Inc. (a)	257,650	5,299,861
Digital River, Inc. (a)	94,075	3,062,141
Equinix, Inc. (a)	110,850	11,240,190
Rackspace Hosting, Inc. (a)	237,300	10,441,200
ValueClick, Inc. (a)	195,400	3,526,970
Internet Software & Services Total		33,570,362
IT Services — 2.5%
Acxiom Corp. (a)	193,750	2,664,063
Alliance Data Systems Corp. (a)	123,300	11,581,569
Broadridge Financial Solutions, Inc.	302,075	6,911,476
Convergys Corp. (a)	294,825	3,767,863
CoreLogic, Inc. (a)	263,025	4,763,383
DST Systems, Inc.	85,950	4,320,706
Gartner, Inc. (a)	206,000	8,040,180
Global Payments, Inc.	192,300	9,991,908
Jack Henry & Associates, Inc.	207,700	6,488,548
Lender Processing Services, Inc.	214,250	5,694,765
Mantech International Corp., Class A	54,500	2,453,590
NeuStar, Inc., Class A (a)	177,900	4,760,604
SRA International, Inc., Class A (a)	103,675	3,208,741
IT Services Total		74,647,396
Office Electronics — 0.2%
Zebra Technologies Corp., Class A (a)	134,400	5,974,080
Office Electronics Total		5,974,080

11

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 3.5%
Atmel Corp. (a)	1,101,450	16,543,779
Cree, Inc. (a)	263,650	11,571,598
Cypress Semiconductor Corp. (a)	418,600	9,803,612
Fairchild Semiconductor International, Inc. (a)	304,550	5,494,082
Integrated Device Technology, Inc. (a)	363,792	3,052,215
International Rectifier Corp. (a)	168,375	4,845,833
Intersil Corp., Class A	300,775	4,316,121
Lam Research Corp. (a)	297,850	13,997,461
RF Micro Devices, Inc. (a)	665,650	4,193,595
Semtech Corp. (a)	152,700	4,370,274
Silicon Laboratories, Inc. (a)	106,225	4,565,551
Skyworks Solutions, Inc. (a)	447,075	11,387,000
Varian Semiconductor Equipment Associates, Inc. (a)	181,100	11,122,256
Semiconductors & Semiconductor Equipment Total		105,263,377
Software — 4.4%
ACI Worldwide, Inc. (a)	80,175	2,595,265
Advent Software, Inc. (a)	78,250	2,187,088
ANSYS, Inc. (a)	221,250	12,693,112
Cadence Design Systems, Inc. (a)	647,300	6,919,637
Concur Technologies, Inc. (a)	112,500	5,621,625
FactSet Research Systems, Inc.	111,750	12,388,605
Fair Isaac Corp.	96,625	2,826,281
Informatica Corp. (a)	254,475	14,927,503
Mentor Graphics Corp. (a)	264,425	3,545,939
Micros Systems, Inc. (a)	194,850	9,949,041
Parametric Technology Corp. (a)	284,775	6,632,410
Quest Software, Inc. (a)	152,675	3,464,959
Rovi Corp. (a)	272,275	15,781,059
Solera Holdings, Inc.	169,800	10,033,482
Synopsys, Inc. (a)	363,925	9,949,710
TIBCO Software, Inc. (a)	398,975	11,207,208
Software Total		130,722,924
INFORMATION TECHNOLOGY TOTAL		478,865,956
MATERIALS — 7.3%
Chemicals — 3.5%
Albemarle Corp.	220,925	15,650,327
Ashland, Inc.	190,525	13,020,478

12

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Cabot Corp.	157,800	6,663,894
Cytec Industries, Inc.	119,250	6,700,657
Intrepid Potash, Inc. (a)	106,825	3,438,697
Lubrizol Corp.	154,475	20,776,887
Minerals Technologies, Inc.	44,075	2,997,100
NewMarket Corp.	23,100	4,024,482
Olin Corp.	191,850	4,608,237
RPM International, Inc.	313,500	7,367,250
Scotts Miracle-Gro Co., Class A	109,975	6,345,558
Sensient Technologies Corp.	120,475	4,584,074
Valspar Corp.	231,300	8,898,111
Chemicals Total		105,075,752
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	109,700	9,396,902
Construction Materials Total		9,396,902
Containers & Packaging — 1.8%
AptarGroup, Inc.	161,575	8,628,105
Greif, Inc., Class A	75,150	4,968,918
Packaging Corp. of America	246,800	7,181,880
Rock-Tenn Co., Class A	163,700	12,577,071
Silgan Holdings, Inc.	117,900	5,292,531
Sonoco Products Co.	241,800	8,564,556
Temple-Inland, Inc.	260,800	6,191,392
Containers & Packaging Total		53,404,453
Metals & Mining — 1.3%
Carpenter Technology Corp.	106,075	5,576,363
Commercial Metals Co.	275,975	4,109,268
Compass Minerals International, Inc.	79,200	7,363,224
Reliance Steel & Aluminum Co.	180,025	9,273,088
Steel Dynamics, Inc.	525,375	8,983,912
Worthington Industries, Inc.	134,100	2,927,403
Metals & Mining Total		38,233,258
Paper & Forest Products — 0.4%
Domtar Corp.	99,000	10,145,520
Louisiana-Pacific Corp. (a)	318,625	2,670,078
Paper & Forest Products Total		12,815,598
MATERIALS TOTAL		218,925,963
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.3%
tw telecom, Inc. (a)	362,925	7,875,472
Diversified Telecommunication Services Total		7,875,472

13

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	220,491	7,210,056
Wireless Telecommunication Services Total		7,210,056
TELECOMMUNICATION SERVICES TOTAL		15,085,528
UTILITIES — 5.4%
Electric Utilities — 1.7%
Cleco Corp.	146,900	5,154,721
DPL, Inc.	287,250	8,666,332
Great Plains Energy, Inc.	327,154	6,925,850
Hawaiian Electric Industries, Inc.	228,675	5,678,000
IDACORP, Inc.	119,150	4,690,936
NV Energy, Inc.	567,925	8,956,177
PNM Resources, Inc.	208,975	3,454,357
Westar Energy, Inc.	273,750	7,443,263
Electric Utilities Total		50,969,636
Gas Utilities — 1.7%
AGL Resources, Inc.	188,075	7,731,763
Atmos Energy Corp.	218,525	7,287,809
National Fuel Gas Co.	198,550	14,303,542
Questar Corp.	426,225	7,386,479
UGI Corp.	267,900	8,781,762
WGL Holdings, Inc.	123,300	4,839,525
Gas Utilities Total		50,330,880
Multi-Utilities — 1.8%
Alliant Energy Corp.	267,275	10,993,021
Black Hills Corp.	94,700	2,937,594
MDU Resources Group, Inc.	455,105	10,754,131
NSTAR	249,725	11,497,339
OGE Energy Corp.	235,375	12,020,601
Vectren Corp.	196,900	5,556,518
Multi-Utilities Total		53,759,204
Water Utilities — 0.2%
Aqua America, Inc.	332,599	7,573,279
Water Utilities Total		7,573,279
UTILITIES TOTAL		162,632,999

Total Common Stocks (cost of $2,214,263,961)		2,943,025,493

14

	Par ($)	Value ($)
Short-Term Obligation — 0.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/18/17, market value $25,287,063 (repurchase proceeds $24,790,007)	24,790,000	24,790,000

Total Short-Term Obligation (cost of $24,790,000)		24,790,000

Total Investments — 99.3% (cost of $2,239,053,961)(b)(c)		2,967,815,493

Other Assets & Liabilities, Net — 0.7%		21,455,629

Net Assets — 100.0%		2,989,271,122

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

15

Accounting principles generally accepted in the United States of America (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

16

The following table is a summary of the inputs used to value the Fund’s investments as of  May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,943,025,493	$—	$—	$2,943,025,493
Total Short-Term Obligation	—	24,790,000	—	24,790,000
Total Investments	2,943,025,493	24,790,000	—	2,967,815,493
Unrealized Appreciation on Futures Contracts	414,467	—	—	414,467
Total Investments	$2,943,439,960	$24,790,000	$—	$2,968,229,960

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $2,239,053,961.

(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$891,715,777	$(162,954,245)	$728,761,532

At May 31, 2011, the Fund held the following open long futures contracts:

Risk Exposure / Type

Equity Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation

S& P Midcap 400 Index	574	$57,377,040	$56,962,573	June-2011	$414,467

On May 31, 2011, cash of $7,415,000 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

17

Portfolio of Investments

Columbia Mid Cap Value Fund

May 31, 2011 (Unaudited)

Issuer	Shares	Value

Common Stocks 98.8%

CONSUMER DISCRETIONARY 12.7%

Auto Components 0.9%
BorgWarner, Inc. (a)(b)	652,200	$47,291,022

Automobiles 0.5%
Harley-Davidson, Inc. (a)	755,700	28,081,812

Hotels, Restaurants & Leisure 2.8%
Bally Technologies, Inc. (a)(b)	563,500	22,207,535
Darden Restaurants, Inc. (a)	517,600	26,216,440
International Game Technology (a)	1,595,134	27,500,110
Royal Caribbean Cruises Ltd. (a)(b)(c)	787,025	30,693,975
Starwood Hotels & Resorts Worldwide, Inc. (a)	609,000	37,136,820
Total		143,754,880

Household Durables 0.5%
DR Horton, Inc. (a)	2,156,125	26,261,602

Internet & Catalog Retail 1.4%
Expedia, Inc. (a)	939,300	26,309,793
Liberty Media Corp. - Interactive, Class A (b)	2,388,600	43,496,406
Total		69,806,199

Leisure Equipment & Products 1.2%
Brunswick Corp. (a)	568,800	12,331,584
Hasbro, Inc.	558,550	25,548,077
Mattel, Inc.	915,450	24,163,303
Total		62,042,964

Media 2.5%
CBS Corp., Class B Non Voting	2,336,300	65,299,585
DISH Network Corp., Class A (b)	2,000,100	60,563,028
Total		125,862,613

Multiline Retail 0.9%
Macy’s, Inc.	1,589,500	45,904,760

Specialty Retail 1.4%
Foot Locker, Inc.	1,741,400	43,430,516
Limited Brands, Inc.	763,650	30,515,454
Total		73,945,970

Textiles, Apparel & Luxury Goods 0.6%
Jones Group, Inc. (The) (a)	2,344,900	28,818,821
TOTAL CONSUMER DISCRECTIONARY		651,770,643

CONSUMER STAPLES 4.5%

Food & Staples Retailing 0.9%
Safeway, Inc. (a)	1,852,200	45,749,340

Food Products 2.3%
Dean Foods Co. (b)	1,546,793	21,469,487
Hershey Co. (The) (a)	1,025,800	57,167,834
JM Smucker Co. (The) (a)	520,465	41,262,465
Total		119,899,786

Household Products 0.6%
Clorox Co. (a)	395,950	27,906,556

Personal Products 0.7%
Avon Products, Inc.	1,232,500	36,617,575
TOTAL CONSUMER STAPLES		230,173,257

ENERGY 11.5%

Energy Equipment & Services 4.2%
Cameron International Corp. (b)	647,950	30,881,297
Dresser-Rand Group, Inc. (b)	583,750	30,693,575
Ensco PLC, ADR (a)(c)	868,100	46,287,092
Noble Corp. (c)	1,256,725	52,619,076
Superior Energy Services, Inc. (a)(b)	663,900	24,876,333
Weatherford International Ltd. (a)(b)(c)	1,639,300	32,408,961
Total		217,766,334

Oil, Gas & Consumable Fuels 7.3%
Cabot Oil & Gas Corp. (a)	1,284,525	75,465,843
El Paso Corp.	2,063,800	43,442,990
Frontier Oil Corp.	739,600	22,084,456
Murphy Oil Corp. (a)	525,000	36,167,250
Peabody Energy Corp.	1,233,305	75,675,595
QEP Resources, Inc.	695,300	30,245,550
Spectra Energy Corp.	3,330,500	91,888,495
Total		374,970,179
TOTAL ENERGY		592,736,513

FINANCIALS 27.1%

Capital Markets 2.1%
Raymond James Financial, Inc. (a)	1,381,350	49,369,449
TD Ameritrade Holding Corp. (a)	2,793,850	60,207,467
Total		109,576,916

Commercial Banks 6.9%
CIT Group, Inc. (a)(b)	847,100	37,551,943
City National Corp. (a)	814,287	45,868,787

1

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks (cont.)
Comerica, Inc. (a)	922,275	$33,303,350
Cullen/Frost Bankers, Inc. (a)	826,225	48,119,344
Fifth Third Bancorp (a)	5,147,494	67,226,272
Huntington Bancshares, Inc.	5,584,985	36,860,901
SVB Financial Group (a)(b)	770,177	45,733,110
Zions Bancorporation (a)	1,643,625	39,167,584
Total		353,831,291

Consumer Finance 2.0%
Discover Financial Services	4,177,709	99,596,582

Insurance 5.9%
ACE Ltd. (c)	401,331	27,619,600
Axis Capital Holdings Ltd. (c)	1,108,500	36,513,990
Hartford Financial Services Group, Inc. (a)	1,844,300	49,150,595
Lincoln National Corp.	2,382,258	69,919,272
Reinsurance Group of America, Inc.	1,141,675	72,530,613
XL Group PLC (c)	1,860,123	44,010,510
Total		299,744,580

Real Estate Investment Trusts (REITs) 8.8%
Alexandria Real Estate Equities, Inc. (a)	512,200	42,276,988
Boston Properties, Inc. (a)	591,750	64,116,113
Equity Residential	1,340,025	82,853,746
General Growth Properties, Inc.	778,363	12,827,422
Host Hotels & Resorts, Inc. (a)	2,875,097	50,544,205
ProLogis	2,409,200	39,896,352
Rayonier, Inc. (a)	942,406	62,566,334
Taubman Centers, Inc. (a)	890,000	53,907,300
Weyerhaeuser Co.	1,970,611	42,446,961
Total		451,435,421

Real Estate Management & Development 0.7%
CB Richard Ellis Group, Inc., Class A (a)(b)	1,413,500	37,358,805

Thrifts & Mortgage Finance 0.7%
MGIC Investment Corp. (a)(b)	1,393,154	11,228,821
People’s United Financial, Inc. (a)	1,956,550	26,119,943
Total		37,348,764
TOTAL FINANCIALS		1,388,892,359

HEALTH CARE 6.8%

Health Care Equipment & Supplies 2.5%
Cooper Companies, Inc. (The) (a)	471,775	35,340,665
Teleflex, Inc.	797,925	49,551,143
Zimmer Holdings, Inc. (a)(b)	662,450	44,887,612
Total		129,779,420

Health Care Providers & Services 1.4%
Coventry Health Care, Inc. (b)	1,115,100	39,229,218
Quest Diagnostics, Inc.	580,486	33,911,992
Total		73,141,210

Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc. (b)	900,725	44,919,156
Mettler-Toledo International, Inc. (a)(b)	120,025	20,088,584
Total		65,007,740

Pharmaceuticals 1.6%
Hospira, Inc. (a)(b)	461,500	25,516,335
Watson Pharmaceuticals, Inc. (b)	827,200	53,230,320
Total		78,746,655
TOTAL HEALTH CARE		346,675,025

INDUSTRIALS 12.4%

Aerospace & Defense 0.7%
AerCap Holdings NV (b)(c)	2,742,500	37,188,300

Airlines 0.3%
Delta Air Lines, Inc. (b)	1,796,600	18,109,728

Building Products 0.5%
Owens Corning (b)	696,400	26,602,480

Construction & Engineering 1.3%
Foster Wheeler AG (a)(b)(c)	1,466,750	50,250,855
Jacobs Engineering Group, Inc. (a)(b)	358,800	16,526,328
Total		66,777,183

Electrical Equipment 1.3%
Babcock & Wilcox Co. (The) (b)	791,600	22,204,380
Cooper Industries PLC (a)(c)	692,975	43,553,479
Total		65,757,859

Machinery 5.2%
AGCO Corp. (b)	549,475	28,391,373
Crane Co.	718,600	35,347,934
Kennametal, Inc. (a)	749,425	31,273,505
Navistar International Corp. (a)(b)	398,400	26,242,608
Oshkosh Corp. (b)	714,900	19,802,730

2

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Machinery (cont.)
Parker Hannifin Corp.	913,350	$81,151,148
Stanley Black & Decker, Inc.	610,450	45,100,046
Total		267,309,344

Professional Services 0.9%
Manpower, Inc.	728,100	44,508,753

Road & Rail 2.2%
Con-way, Inc.	799,873	31,618,980
Hertz Global Holdings, Inc. (b)	3,317,350	53,575,202
Ryder System, Inc.	479,800	26,389,000
Total		111,583,182
TOTAL INDUSTRIALS		637,836,829

INFORMATION TECHNOLOGY 7.2%

Communications Equipment 1.0%
Alcatel-Lucent, ADR (a)(b)(c)	3,447,700	19,548,459
Brocade Communications Systems, Inc. (a)(b)	4,311,100	28,755,037
Tellabs, Inc. (a)	1,408,600	6,437,302
Total		54,740,798

Computers & Peripherals 1.0%
Diebold, Inc. (a)	1,558,750	51,516,688

Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc. (a)(b)	1,270,725	56,712,457
Molex, Inc. (a)	1,828,750	50,052,887
Total		106,765,344

Semiconductors & Semiconductor Equipment 1.6%
Advanced Micro Devices, Inc. (a)(b)	2,459,500	21,348,460
Atmel Corp. (a)(b)	1,799,300	27,025,486
Avago Technologies Ltd. (c)	657,100	22,203,409
Freescale Semiconductor Holdings I Ltd. (b)	666,929	12,338,186
Total		82,915,541

Software 1.5%
Autodesk, Inc. (b)	795,850	34,205,633
Nuance Communications, Inc. (a)(b)	1,870,300	41,071,788
Total		75,277,421
TOTAL INFORMATION TECHNOLOGY		371,215,792

MATERIALS 6.2%

Chemicals 4.5%
Albemarle Corp. (a)	754,750	53,466,490
Celanese Corp., Series A	932,350	48,566,112
International Flavors & Fragrances, Inc. (a)	497,400	31,863,444
LyondellBasell Industries NV, Class A (c)	437,125	19,150,446
PPG Industries, Inc.	894,675	79,357,673
Total		232,404,165

Containers & Packaging 1.3%
Packaging Corp. of America	2,203,500	64,121,850

Metals & Mining 0.4%
United States Steel Corp. (a)	480,375	22,150,091
TOTAL MATERIALS		318,676,106

TELECOMMUNICATION SERVICES 0.8%

Diversified Telecommunication Services 0.8%
CenturyLink, Inc.	916,456	39,581,735
TOTAL TELECOMMUNICATION SERVICES		39,581,735

UTILITIES 9.6%

Electric Utilities 1.8%
American Electric Power Co., Inc. (a)	1,433,925	54,775,935
Northeast Utilities	1,126,725	39,705,789
Total		94,481,724

Independent Power Producers & Energy Traders 0.5%
AES Corp. (The) (b)	2,052,674	26,602,655

Multi-Utilities 7.3%
CMS Energy Corp. (a)	2,624,100	52,324,554
PG&E Corp.	1,237,075	53,664,314
Public Service Enterprise Group, Inc. (a)	1,245,525	41,725,088
Sempra Energy (a)	1,559,525	86,038,994
Wisconsin Energy Corp. (a)	2,204,850	68,945,659
Xcel Energy, Inc.	2,781,250	68,808,125
Total		371,506,734
TOTAL UTILITIES		492,591,113

Total Common Stocks (Cost: $3,772,633,355)		5,070,149,372

3

		Shares	Value

Money Market Fund 1.4%
Columbia Short-Term Cash Fund, 0.166% (d)(e)		70,067,822	70,067,822

Total Money Market Fund (Cost: $70,067,822)			70,067,822

Issuer	Effective Yield	Par/ Principal

Investments of Cash Collateral Received for Securities on Loan 10.3%

Asset-Backed Commercial Paper 0.8%
Antalis US Funding Corp.
08/05/11	0.280%	$30,388,477	30,388,477
Rheingold Securitization
06/09/11	0.350%	9,996,986	9,996,986
Total			40,385,463

Certificates of Deposit 6.4%
Australia and New Zealand Bank Group, Ltd.
07/29/11	0.220%	10,000,000	10,000,000
07/29/11	0.220%	10,000,000	10,000,000
Barclays Bank PLC
08/19/11	0.330%	15,000,000	15,000,000
Clydesdale Bank PLC
07/21/11	0.280%	4,996,464	4,996,464
08/03/11	0.275%	10,000,000	10,000,000
Credit Agricole
08/23/11	0.230%	19,988,251	19,988,251
Credit Industrial et Commercial
11/21/11	0.410%	19,000,000	19,000,000
DZ Bank AG
07/12/11	0.200%	20,000,000	20,000,000
Den Danske Bank
07/13/11	0.210%	9,996,443	9,996,443
07/26/11	0.230%	12,495,130	12,495,130
Development Bank of Singapore Ltd.
08/09/11	0.300%	2,500,000	2,500,000
Erste Bank der Oesterreichische
06/16/11	0.240%	15,000,000	15,000,000
Erste Bank der Oesterreichischen Sparkassen AG
06/06/11	0.250%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/29/11	0.230%	5,000,000	5,000,000
08/12/11	0.300%	25,000,000	25,000,000
Landesbank Hessen Thuringen
06/27/11	0.210%	5,000,000	5,000,000
Lloyds Bank PLC
09/02/11	0.260%	18,000,000	18,000,000
N.V. Bank Nederlandse Gemeenten
07/27/11	0.270%	8,000,000	8,000,000
08/05/11	0.260%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.222%	10,000,000	10,000,000
National Bank of Canada
11/18/11	0.237%	18,000,000	18,000,000
Nationwide Building Society
08/24/11	0.250%	9,993,615	9,993,615
Overseas Chinese Banking Corp.
08/09/11	0.450%	10,000,000	10,000,000
Pohjola Bank PLC
08/15/11	0.340%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	25,000,000	25,000,000
Swedbank AB
08/05/11	0.240%	10,000,000	10,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	5,000,000	5,000,000
08/26/11	0.300%	5,000,000	5,000,000
Total			327,969,903

Commercial Paper 0.5%
PB Capital Corp.
08/12/11	0.491%	4,994,011	4,994,011
08/11/11	0.501%	14,981,042	14,981,042
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,833	4,998,833
Total			24,973,886

Money Market Fund 1.9%
JP Morgan Prime Money Market Fund, 0.010% (d)		100,000,000	100,000,000

Repurchase Agreements 0.7%
Credit Suisse Securities (USA) LLC dated 05/31/11, matures 06/01/11, repurchase price $13,714,399 (f)
	0.110%	13,714,357	13,714,357
Mizuho Securities USA, Inc. dated 05/31/11, matures 06/01/11, repurchase price $10,000,044 (f)
	0.160%	10,000,000	10,000,000

4

Issuer	Effective Yield	Par/ Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)
Nomura Securities dated 05/31/11, matures 06/01/11, repurchase price $10,000,042 (f)
	0.150%	$10,000,000	$10,000,000
Total			33,714,357

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $527,043,609)			527,043,609

Total Investments (Cost: $4,369,744,786) (g)			5,667,260,803	(h)
Other Assets & Liabilities, Net			(539,882,084)

Net Assets			$5,127,378,719

5

Notes to Portfolio of Investments
(a)	At May 31, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 9.01% of net assets.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2011.
(e)	Investments in affiliates during the three months ended May 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$227,674,102	$(157,606,280)	$—	$70,067,822	$40,625	$70,067,822

6

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Credit Suisse Securities (USA) LLC (0.110%)

Security Description	Value

United States Treasury Note/Bond	$13,988,658
Total Market Value of Collateral Securities	$13,988,658

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value

Fannie Mae Pool	$4,040,144
Freddie Mac Gold Pool	191,119
Freddie Mac Non Gold Pool	511,721
Ginnie Mae I Pool	5,442,886
Ginnie Mae II Pool	14,130
Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.150%)

Security Description	Value

Fannie Mae Pool	$5,839,121
Freddie Mac Gold Pool	4,360,879
Total Market Value of Collateral Securities	$10,200,000

(g)

At May 31, 2011, the cost of securities for federal income tax purposes was approximately $4,369,745,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$1,366,564,000
	Unrealized Depreciation	(69,048,000)
	Net Unrealized Appreciation	$1,297,516,000

7

(h)

Securities are valued using policies described below:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and

8

judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair value at May 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$651,770,643	$—	$—	$651,770,643
Consumer Staples	230,173,257	—	—	230,173,257
Energy	592,736,513	—	—	592,736,513
Financials	1,388,892,359	—	—	1,388,892,359
Health Care	346,675,025	—	—	346,675,025
Industrials	637,836,829	—	—	637,836,829
Information Technology	371,215,792	—	—	371,215,792
Materials	318,676,106	—	—	318,676,106
Telecommunication Services	39,581,735	—	—	39,581,735
Utilities	492,591,113	—	—	492,591,113
Total Equity Securities	5,070,149,372	—	—	5,070,149,372

Other
Affiliated Money Market Fund(c)	70,067,822	—	—	70,067,822
Investments of Cash Collateral Received for Securities on Loan	100,000,000	427,043,609	—	527,043,609
Total Other	170,067,822	427,043,609	—	597,111,431
Total	$5,240,217,194	$427,043,609	$—	$5,667,260,803

9

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

10

Portfolio of Investments

Columbia Multi-Advisor International Equity Fund

May 31, 2011 (Unaudited)

Issuer	Shares	Value

Common Stocks 96.0%

ARGENTINA 0.2%
Arcos Dorados Holdings, Inc., Class A (a)(b)	204,323	$4,648,348

AUSTRALIA 2.0%
Australia & New Zealand Banking Group Ltd. (a)	235,435	5,575,242
BHP Billiton Ltd. (a)	267,827	12,754,091
Challenger Ltd. (a)	773,649	3,964,639
Commonwealth Bank of Australia (a)	132,796	7,192,686
Macmahon Holdings Ltd. (a)	13,151	7,742
Monadelphous Group Ltd. (a)	94,716	1,925,650
Newcrest Mining Ltd. (a)	112,447	4,763,415
QBE Insurance Group Ltd. (a)	181,208	3,423,691
Rio Tinto Ltd. (a)	26,740	2,335,708
Westpac Banking Corp. (a)	286,289	6,780,170
Total		48,723,034

BELGIUM 1.2%
Anheuser-Busch InBev NV (a)	493,553	29,774,596

BERMUDA 1.8%
Hongkong Land Holdings Ltd. (a)	565,000	4,186,677
Huabao International Holdings Ltd. (a)	1,693,000	2,390,164
Jardine Matheson Holdings Ltd. (a)	98,400	5,156,486
Li & Fung Ltd. (a)	6,756,000	15,010,727
Seadrill Ltd. (a)	311,619	11,244,477
Trinity Ltd. (a)	3,982,000	3,943,405
Total		41,931,936

BRAZIL 2.7%
Amil Participacoes SA (a)	52,600	665,105
Anhanguera Educacional Participacoes SA (a)	176,900	3,774,016
Banco Bradesco SA, ADR (a)(c)	53,430	1,064,326
Banco do Brasil SA (a)	48,700	861,182
BM&FBovespa SA (a)	225,200	1,612,904
BR Malls Participacoes SA (a)	844,300	9,910,592
Cia de Bebidas das Americas, ADR (a)(c)	44,365	1,399,272
Cia Hering (a)	19,300	439,028
Cielo SA (a)	18,100	449,704
Drogasil SA (a)	128,100	909,346
Fleury SA (a)	45,100	731,776
Itaú Unibanco Holding SA, ADR (a)	159,355	3,638,075
JSL SA (a)	140,900	1,004,674
Localiza Rent a Car SA (a)	109,900	1,819,419
Lojas Renner SA (a)	20,200	759,861
Mills Estruturas e Servicos de Engenharia SA (a)	63,800	858,485
Odontoprev SA (a)	44,600	797,160
OGX Petroleo e Gas Participacoes SA (a)(b)	2,603,200	26,465,110
Totvs SA (a)	43,900	870,627
Vale SA (a)	140,200	4,454,588
Vale SA, ADR (a)	41,440	1,336,854
Vivo Participacoes SA, ADR (a)	11,986	540,808
Total		64,362,912

CANADA 1.2%
Canadian National Railway Co. (a)	193,339	15,134,577
IMAX Corp. (a)(b)	21,241	790,377
Pacific Rubiales Energy Corp. (a)	430,788	12,023,025
Total		27,947,979

CAYMAN ISLANDS 2.4%
Baidu, Inc., ADR (a)(b)	94,033	12,761,218
Belle International Holdings Ltd. (a)	2,520,000	5,328,536
China High Precision Automation Group Ltd. (a)(c)	1,251,000	964,364
China Lilang Ltd. (a)	633,000	891,465
China Lumena New Materials Corp. (a)(c)	1,306,000	579,916
China Milk Products Group Ltd. (a)(b)(d)	7,426,000	240,840
Ctrip.com International Ltd., ADR (a)(b)(c)	18,960	853,200
ENN Energy Holdings Ltd. (a)	1,440,000	5,007,359
Eurasia Drilling Co., Ltd., GDR (a)(e)	23,630	739,146
Golden Eagle Retail Group Ltd. (a)	275,000	716,467
Hengan International Group Co., Ltd. (a)	67,000	577,908
iSoftstone Holdings Ltd., ADR (a)(b)(c)	18,001	286,576
Kingdee International Software Group Co., Ltd. (a)	5,922,000	3,407,451
KWG Property Holding Ltd. (a)	957,000	684,804
O-Net Communications Group Ltd. (a)(b)	4,899,000	2,390,243
Sany Heavy Equipment International Holdings Co., Ltd. (a)(c)	771,000	918,632
SINA Corp. (a)(b)	70,542	8,379,684
Tencent Holdings Ltd. (a)	244,900	7,057,575
Want Want China Holdings Ltd. (a)	676,000	648,017
Wynn Macau Ltd. (a)	72,000	252,128
Youku.com, Inc., ADR (a)(b)	127,221	5,377,632
Total		58,063,161

Issuer	Shares	Value

Common Stocks (continued)

CHINA 1.9%
Anhui Conch Cement Co., Ltd., Series H (a)	160,585	$716,227
Bank of China Ltd., Series H (a)	13,957,000	7,741,645
China Communications Construction Co., Ltd., Series H (a)	3,671,000	3,330,911
China Construction Bank Corp., Series H (a)	1,960,000	1,851,407
China National Building Material Co., Ltd., Series H (a)(c)	752,000	1,529,502
China Shenhua Energy Co., Ltd., Series H (a)	622,000	3,097,662
China Vanke Co., Ltd., Series B (a)	2,318,770	3,190,140
Industrial & Commercial Bank of China, Series H (a)(b)	10,049,000	8,430,692
Lianhua Supermarket Holdings Co., Ltd., Series H (a)	1,090,800	2,623,897
Weiqiao Textile Co., Series H (a)	2,733,500	2,080,019
Yanzhou Coal Mining Co., Ltd., Series H (a)	2,512,600	10,528,224
Zhuzhou CSR Times Electric Co., Ltd., Series H (a)	312,000	1,066,025
Total		46,186,351

CYPRUS 0.1%
Globaltrans Investment PLC, GDR (a)(e)	76,000	1,474,400

DENMARK 1.3%
Novo Nordisk A/S, Series B (a)	192,000	24,137,272
Novozymes A/S, Series B (a)	37,853	6,364,492
Total		30,501,764

FINLAND 1.2%
Fortum OYJ (a)	509,775	17,056,594
KONE OYJ, Series B (a)	191,453	12,078,793
Nokian Renkaat OYJ (a)	11,400	555,826
Total		29,691,213

FRANCE 6.5%
Air Liquide SA (a)	103,791	14,418,259
AXA SA (a)	912,111	19,479,258
BNP Paribas (a)(c)	302,312	23,588,793
Edenred (a)(c)	374,358	11,084,542
Legrand SA (a)(c)	285,948	12,081,863
Pernod-Ricard SA (a)	64,682	6,529,831
Publicis Groupe SA (a)(c)	411,184	22,604,265
Safran SA (a)	276,940	11,258,874
Schneider Electric SA (a)	198,682	32,766,794
Total		153,812,479

GERMANY 11.1%
Adidas AG (a)	90,392	6,815,052
Allianz SE (a)	144,188	19,957,434
BASF SE (a)	473,257	43,765,166
Bayer AG (a)	184,810	15,146,420
BMW AG (a)	219,056	19,381,163
Commerzbank AG (a)(b)	1,678,921	7,683,307
Deutsche Bank AG (a)(c)	114,185	6,805,461
Fresenius Medical Care AG & Co. KGaA (a)	421,601	30,542,576
Infineon Technologies AG (a)	1,363,190	15,774,560
Kabel Deutschland Holding AG (a)(b)	246,744	16,838,328
Linde AG (a)	71,251	12,053,257
SAP AG (a)(c)	235,329	14,620,032
Siemens AG (a)	268,293	35,907,329
ThyssenKrupp AG (a)	241,025	11,448,080
Wacker Chemie AG (a)	38,615	8,613,478
Total		265,351,643

HONG KONG 2.5%
China Merchants Holdings International Co., Ltd. (a)(c)	118,000	514,115
China Mobile Ltd., ADR (a)(c)	42,199	1,931,448
China Overseas Land & Investment Ltd. (a)	334,000	698,708
China Unicom Hong Kong Ltd. (a)	5,330,000	11,814,117
CNOOC Ltd. (a)	5,793,089	14,544,647
Guangdong Investment Ltd. (a)	7,286,000	3,711,320
Hang Lung Properties Ltd. (a)	1,992,000	8,305,424
Hong Kong Exchanges and Clearing Ltd. (a)	542,363	12,170,577
Swire Pacific Ltd., Series A (a)	354,300	5,464,268
Total		59,154,624

INDIA 1.4%
Asian Paints Ltd. (a)	11,754	817,499
Bank of Baroda (a)	180,114	3,454,979
Dabur India Ltd. (a)	396,049	1,033,977
HDFC Bank Ltd., ADR (a)	4,743	772,303
Housing Development & Infrastructure Ltd. (a)(b)	446,085	1,665,581
ICICI Bank Ltd., ADR (a)(c)	235,065	11,210,250
Infosys Technologies Ltd. (a)	5,135	317,551
Infosys Technologies Ltd., ADR (a)(c)	19,300	1,191,775
ITC Ltd. (a)	89,980	386,083

Issuer	Shares	Value

Common Stocks (continued)

INDIA (CONTINUED)
Maruti Suzuki India Ltd. (a)	22,050	$601,862
Oil & Natural Gas Corp., Ltd. (a)	668,067	4,168,956
Punjab National Bank (a)	32,222	840,512
Shriram Transport Finance Co., Ltd. (a)	97,614	1,523,797
Tata Steel Ltd. (a)	71,352	932,915
Titan Industries Ltd. (a)	8,087	791,365
Union Bank of India (a)	521,836	3,689,501
Total		33,398,906

INDONESIA 1.0%
PT Ace Hardware Indonesia Tbk (a)(b)	2,812,500	877,145
PT Astra International Tbk (a)	98,500	678,244
PT Bank Central Asia Tbk (a)	1,075,500	894,861
PT Bank Rakyat Indonesia Persero Tbk (a)	5,688,500	4,234,106
PT Bank Tabungan Pensiunan Nasional Tbk (a)(b)	826,000	302,341
PT Gudang Garam Tbk (a)	651,500	3,324,183
PT Indocement Tunggal Prakarsa Tbk (a)	1,997,500	3,955,842
PT Kalbe Farma Tbk (a)	7,988,000	3,347,574
PT Nippon Indosari Corpindo Tbk (a)	1,369,000	449,198
PT Perusahaan Gas Negara (a)	12,389,500	5,880,053
PT Tambang Batubara Bukit Asam Tbk (a)	217,000	540,415
Total		24,483,962

ITALY 2.1%
Enel SpA (a)	2,784,222	19,128,331
ENI SpA (a)(c)	282,647	6,776,574
Fiat Industrial SpA (a)(b)	946,837	12,454,097
Saipem SpA (a)	216,610	11,430,895
Total		49,789,897

JAPAN 10.4%
Advance Residence Investment Corp. (a)	1,157	2,385,605
Aeon Delight Co., Ltd. (a)	180,000	3,342,557
Arnest One Corp. (a)	231,300	2,172,996
Asahi Glass Co., Ltd. (a)	273,000	3,226,664
Autobacs Seven Co., Ltd. (a)	69,700	2,744,320
Canon, Inc. (a)(c)	388,600	18,661,891
Daiichikosho Co., Ltd. (a)	279,100	4,552,454
Dena Co., Ltd. (a)	176,400	6,275,563
Dr Ci:Labo Co., Ltd. (a)	610	2,598,218
Exedy Corp. (a)	139,800	4,653,104
Fanuc Corp. (a)	94,700	14,617,036
Fuji Heavy Industries Ltd. (a)	619,000	4,567,284
Fuji Machine Manufacturing Co., Ltd. (a)	169,000	3,531,360
FUJIFILM Holdings Corp. (a)	75,400	2,237,422
Fuyo General Lease Co., Ltd. (a)	91,600	2,909,027
Hamamatsu Photonics KK (a)	56,100	2,290,716
Hitachi Ltd. (a)	1,049,907	5,962,551
Honda Motor Co., Ltd. (a)	600,300	22,860,017
ITOCHU Corp. (a)	623,200	6,449,074
Japan Retail Fund Investment Corp. (a)	1,743	2,823,431
Japan Tobacco, Inc. (a)	326	1,261,762
JX Holdings, Inc. (a)	765,700	5,060,436
Kansai Paint Co., Ltd. (a)	530,000	4,771,667
Kobe Steel Ltd. (a)	1,399,000	3,026,233
Komatsu Ltd. (a)	514,400	15,448,092
Marubeni Corp. (a)	1,572,000	11,019,388
Miraca Holdings, Inc. (a)	94,300	3,698,182
Mitsubishi Corp. (a)	105,700	2,687,085
Mitsubishi UFJ Financial Group, Inc. (a)	766,900	3,536,758
Mitsui & Co., Ltd. (a)	240,500	4,113,780
Nitto Denko Corp. (a)	90,200	4,737,381
NTT DoCoMo, Inc. (a)	4,051	7,547,138
ORIX Corp. (a)	40,560	3,888,368
Shinko Plantech Co., Ltd. (a)	476,800	4,972,759
Sintokogio Ltd. (a)	252,800	2,388,693
SoftBank Corp. (a)	157,800	6,130,880
Sumitomo Mitsui Financial Group, Inc. (a)	171,100	4,945,395
Sumitomo Realty & Development Co., Ltd. (a)	462,000	9,865,708
Sysmex Corp. (a)	68,800	2,453,108
Tokio Marine Holdings, Inc. (a)	107,200	2,946,428
Toshiba Corp. (a)	1,812,000	9,642,172
Toyota Motor Corp. (a)	119,600	4,999,208
Yamada Denki Co., Ltd. (a)	113,190	8,862,405
Total		246,864,316

KOREA 2.5%
Capro Corp. (a)	148,220	4,411,570
Cheil Industries, Inc. (a)	9,494	1,217,969
Dongbu Insurance Co., Ltd. (a)	111,220	5,303,952
Duksan Hi-Metal Co., Ltd. (a)(b)	100,492	2,161,298
GS Home Shopping, Inc. (a)	43,530	6,220,453
Hankook Tire Co., Ltd. (a)	24,050	1,009,552
Hyundai Mobis (a)	21,009	7,396,890
Hyundai Motor Co. (a)	6,863	1,610,502
LG Chem Ltd. (a)	4,322	2,146,848
LG Electronics, Inc. (a)	13,048	1,179,229

Issuer	Shares	Value

Common Stocks (continued)

KOREA (CONTINUED)
LG Household & Health Care Ltd. (a)	2,515	$1,028,932
LS Corp. (a)	6,992	734,173
NHN Corp. (a)(b)	4,725	841,940
OCI Co., Ltd. (a)	1,602	734,434
Samsung Electronics Co., Ltd. (a)	23,233	19,478,665
SFA Engineering Corp. (a)	15,403	881,293
SK Innovation Co., Ltd. (a)	2,507	542,953
Youngone Corp. (a)	121,550	1,574,828
Total		58,475,481

LUXEMBOURG 0.5%
Evraz Group SA, GDR (a)(b)(e)	43,364	1,424,507
Millicom International Cellular SA (a)	91,446	10,443,591
Total		11,868,098

MALAYSIA 0.2%
AMMB Holdings Bhd (a)	689,300	1,482,102
CIMB Group Holdings Bhd (a)	473,400	1,316,194
Hartalega Holdings Bhd (a)	856,000	1,597,982
Petronas Chemicals Group Bhd (a)(b)	380,100	914,340
Total		5,310,618

MALTA —%
BGP Holdings PLC (a)(d)(f)	2,232,232	3

MEXICO —%
America Movil SAB de CV, Series L, ADR (a)(c)	13,328	702,386

NETHERLANDS 3.6%
ASML Holding NV (a)	684,615	26,606,111
European Aeronautic Defence and Space Co. NV (a)(c)	390,428	12,855,465
ING Groep NV-CVA (a)(b)	1,915,575	23,098,414
LyondellBasell Industries NV, Class A (a)	283,766	12,431,789
Sensata Technologies Holding NV (a)(b)	291,178	10,563,938
Total		85,555,717

NORWAY 0.5%
DnB NOR ASA (a)	865,676	13,046,272

PANAMA —%
Copa Holdings SA, Class A (a)	12,532	783,125

PERU —%
Cia de Minas Buenaventura SA, ADR (a)	20,374	898,901

PHILIPPINES 0.5%
Aboitiz Power Corp. (a)	5,808,300	4,061,843
Energy Development Corp. (a)	21,527,300	3,386,844
Metropolitan Bank & Trust (a)	841,780	1,345,889
SM Prime Holdings, Inc. (a)	1,713,800	474,983
Universal Robina Corp. (a)	1,696,900	1,727,093
Total		10,996,652

POLAND —%
Eurocash SA (a)	62,259	658,081

RUSSIAN FEDERATION 0.6%
Gazprom OAO, ADR (a)(b)	229,275	3,368,050
Lukoil OAO, ADR (a)	28,037	1,798,574
Mechel, ADR (a)(c)	29,735	787,977
Mobile Telesystems OJSC, ADR (a)	26,978	546,844
Novolipetsk Steel OJSC, GDR (a)(e)	20,999	766,464
Rosneft Oil Co., GDR (a)	639,967	5,526,115
Uralkali, GDR (a)(b)(e)	8,880	379,886
Total		13,173,910

SINGAPORE 0.7%
CDL Hospitality Trusts (a)	1,280,000	2,158,945
Fraser and Neave Ltd. (a)	847,000	4,217,988
Ho Bee Investment Ltd. (a)	1,589,000	1,868,855
Oversea-Chinese Banking Corp., Ltd. (a)	569,955	4,390,236
Venture Corp., Ltd. (a)	521,000	3,755,205
Total		16,391,229

SOUTH AFRICA 0.3%
Aeci Ltd. (a)	41,100	528,358
Anglo American Platinum Ltd. (a)	3,782	362,696
Barloworld Ltd. (a)	113,283	1,210,134
Clicks Group Ltd. (a)	221,441	1,394,710
Gold Fields Ltd., ADR (a)(c)	20,961	344,599
Life Healthcare Group Holdings Ltd. (a)	284,498	701,809
Mr. Price Group Ltd. (a)	67,798	638,339
MTN Group Ltd. (a)	28,012	596,691
Naspers Ltd., Series N (a)	19,118	1,137,787
Sasol Ltd. (a)	10,109	539,680
Total		7,454,803

Issuer	Shares	Value

Common Stocks (continued)

SPAIN 3.1%
Amadeus IT Holding SA, Series A (a)(b)	639,365	$13,120,767
Banco Bilbao Vizcaya Argentaria SA (a)	947,829	11,069,024
Criteria Caixacorp SA (a)	858,053	6,244,503
Inditex SA (a)	336,410	30,582,331
Repsol YPF SA (a)	354,376	12,076,381
Total		73,093,006

SWEDEN 1.3%
Atlas Copco AB (a)(b)	454,118	366,447
Atlas Copco AB, Series A (a)	454,118	11,942,631
Svenska Handelsbanken AB, Series A (a)	340,475	11,447,644
Swedish Match AB (a)(c)	230,272	8,141,579
Total		31,898,301

SWITZERLAND 7.5%
Clariant AG (a)(b)	495,645	10,890,359
Julius Baer Group Ltd. (a)(b)	266,930	11,692,467
Nestlé SA (a)	967,935	62,134,413
Novartis AG (a)	361,731	23,326,539
Roche Holding AG (a)	67,190	11,816,743
Swatch Group AG (The) (a)(b)	170,085	15,215,718
Swatch Group AG (The) (a)(b)	35,345	17,583,402
UBS AG (a)(b)	1,340,643	25,684,261
Total		178,343,902

TAIWAN 2.6%
AU Optronics Corp. (a)(b)	879,000	720,245
Cheng Loong Corp. (a)	5,989,000	2,930,026
Chunghwa Telecom Co., Ltd., ADR (a)(c)	210,386	6,879,622
CTCI Corp. (a)	3,031,000	4,001,987
Formosa Plastics Corp. (a)	295,000	1,133,994
Fubon Financial Holding Co., Ltd. (a)	762,000	1,116,334
Giant Manufacturing Co., Ltd. (a)	137,000	502,760
Hon Hai Precision Industry Co., Ltd. (a)	1,046,000	3,682,634
HTC Corp. (a)	93,000	3,972,359
Huaku Development Co., Ltd. (a)	1,309,529	4,206,394
Macronix International (a)	6,843,000	4,311,066
President Chain Store Corp. (a)	173,000	991,818
St. Shine Optical Co., Ltd. (a)	374,000	5,481,628
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	1,015,049	2,716,864
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	1,081,043	14,767,047
Wistron Corp. (a)	1,446,000	2,731,174
WPG Holdings Ltd. (a)	377,000	700,515
Total		60,546,467

THAILAND 1.3%
Advanced Information Service PCL, Foreign Registered Shares (a)	483,000	1,546,321
Bangkok Bank PCL, Foreign Registered Shares (a)	1,370,400	7,400,544
Banpu PCL, Foreign Registered Shares (a)	33,750	824,267
Charoen Pokphand Foods PCL, Foreign Registered Shares (a)	2,617,800	2,591,836
CP ALL PCL, Foreign Registered Shares (a)(c)	1,067,400	1,567,340
Home Product Center PCL, Foreign Registered Shares (a)	3,583,200	999,285
Kasikornbank PCL, Foreign Registered Shares (a)	425,200	1,775,165
PTT PCL, Foreign Registered Shares (a)	404,500	4,725,570
Siam Commercial Bank PCL, Foreign Registered Shares (a)	993,300	3,769,449
Total Access Communication PCL, NVDR, Foreign Registered Shares (a)	2,602,300	4,916,624
Total		30,116,401

TURKEY 0.1%
Turkiye Garanti Bankasi AS (a)	314,715	1,404,036
Turkiye Halk Bankasi AS (a)	87,006	635,120
Total		2,039,156

UNITED KINGDOM 18.7%
ARM Holdings PLC (a)	1,396,358	13,150,370
Barclays PLC (a)	2,835,805	12,905,438
BG Group PLC (a)	1,670,702	38,654,890
British American Tobacco PLC (a)	559,079	25,033,814
BT Group PLC (a)	3,786,971	12,508,966
Burberry Group PLC (a)	519,677	11,275,713
Carnival PLC (a)	297,953	11,964,134
Genting Singapore PLC (a)(b)	7,002,000	11,301,149
GlaxoSmithKline PLC (a)	1,714,935	37,238,082
HSBC Holdings PLC (a)	3,336,205	34,838,172
Intercontinental Hotels Group PLC (a)	468,125	9,972,345
Legal & General Group PLC (a)	6,135,263	11,818,321
Persimmon PLC (a)	1,234,471	9,690,519
Prudential PLC (a)	1,554,759	18,862,134
Rio Tinto PLC (a)	404,064	28,215,878
Rolls-Royce Group PLC (a)(b)	651,183	6,812,804
Rolls-Royce Holdings PLC (a)(b)(d)	65,000,352	106,926
Shire PLC (a)	548,779	17,305,546
Standard Chartered PLC (a)	1,059,919	28,385,254
Tullow Oil PLC (a)	900,932	19,962,978
Vodafone Group PLC (a)	16,879,178	46,911,055
Weir Group PLC (The) (a)	327,694	10,754,175

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)
Xstrata PLC (a)	1,153,985	$27,060,331
Total		444,728,994

UNITED STATES 1.0%
Citigroup, Inc.	280,160	11,528,584
Freeport-McMoRan Copper & Gold, Inc.	85,340	4,406,957
MercadoLibre, Inc.	70,439	6,207,085
Southern Copper Corp.	14,379	496,938
Total		22,639,564

VIRGIN ISLANDS —%
Mail.ru Group Ltd., GDR (a)(b)(e)	13,500	463,050
Total Common Stocks (Cost: $2,018,891,690)		2,285,645,638

Preferred Stocks 1.6%
BRAZIL 0.2%
Petroleo Brasileiro SA (a)(b)	321,500	4,904,773

GERMANY 1.2%
Henkel AG & Co. KGaA (a)(b)	162,979	11,530,133
Volkswagen AG (a)(b)	97,935	17,391,775
Total		28,921,908

KOREA 0.2%
Hyundai Motor Co. (a)(b)	64,738	4,804,556
Total Preferred Stocks (Cost: $32,294,992)		38,631,237

Exchange-Traded Funds 0.4%
iShares MSCI Emerging Markets Index Fund (c)	48,144	2,337,391
iShares MSCI Japan Index Fund (c)	439,178	4,510,358
iShares MSCI Pacific ex-Japan Index Fund	48,909	2,399,965
Total Exchange-Traded Funds (Cost: $9,083,163)		9,247,714

Rights 0.1%
GERMANY 0.1%
Commerzbank Ag (a)(b)	1,678,919	2,138,277
Total Rights (Cost: $2,105,105)		2,138,277

Money Market Fund 1.9%
Columbia Short-Term Cash Fund, 0.166% (g)(h)	44,538,253	44,538,253
Total Money Market Fund (Cost: $44,538,253)		44,538,253

	Effective Yield	Par/ Principal

Investments of Cash Collateral Received for Securities on Loan 5.2%

Asset-Backed Commercial Paper 0.2%
Atlantis One
06/20/11	0.160%	$3,999,573	3,999,573

Certificates of Deposit 0.3%
Nationwide Building Society
08/23/11	0.250%	2,998,085	2,998,085
United Overseas Bank Ltd.
08/26/11	0.300%	5,000,000	5,000,000
Total			7,998,085

Commercial Paper 0.2%
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,833	4,998,833

Repurchase Agreements 4.5%
Cantor Fitzgerald & Co. dated 05/31/11, matures 06/01/11, repurchase price $5,031,221 (i)
	0.150%	5,031,200	5,031,200
Citibank NA dated 05/31/11, matures 06/01/11, repurchase price $10,000,039 (i)
	0.140%	10,000,000	10,000,000
Credit Suisse Securities (USA) LLC dated 05/31/11, matures 06/01/11, repurchase price $8,783,959 (i)
	0.110%	8,783,932	8,783,932
Deutsche Bank AG dated 05/31/11, matures 06/01/11, repurchase price $10,000,039 (i)
	0.140%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 05/31/11, matures 06/01/11, repurchase price $5,000,022 (i)
	0.160%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 05/31/11, matures 06/01/11, repurchase price $26,000,087 (i)
	0.120%	26,000,000	26,000,000

Issuer	Effective Yield	Par/ Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)
Nomura Securities (i) dated 05/31/11, matures 06/01/11, repurchase price $5,000,021
	0.150%	$5,000,000	$5,000,000
repurchase price $15,000,067
	0.160%	15,000,000	15,000,000
Pershing LLC dated 05/31/11, matures 06/01/11, repurchase price $8,000,047 (i)
	0.210%	8,000,000	8,000,000
RBS Securities, Inc. dated 05/31/11, matures 06/01/11, repurchase price $15,000,058 (i)
	0.140%	15,000,000	15,000,000
Total			107,815,132

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $124,811,623)			124,811,623

Total Investments
(Cost: $2,231,724,826) (j)			2,505,012,742	(k)
Other Assets & Liabilities, Net			(124,074,204)

Net Assets			$2,380,938,538

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at May 31, 2011:

Industry	Percentage of Net Assets		Value
Aerospace & Defense	1.3%		$31,034,068
Airlines	0.0	*	783,125
Auto Components	0.6		13,615,372
Automobiles	3.2		76,894,609
Beverages	1.6		37,703,699
Building Products	0.1		3,226,664
Capital Markets	1.9		44,182,189
Chemicals	5.6		133,300,827
Commercial Banks	10.3		244,155,244
Commercial Services & Supplies	0.6		14,427,099
Communications Equipment	0.3		6,362,601
Computers & Peripherals	0.5		12,373,347
Construction & Engineering	0.4		9,266,290
Construction Materials	0.3		6,201,570
Consumer Finance	0.1		1,523,797
Containers & Packaging	0.1		2,930,026
Distributors	0.6		15,010,727
Diversified Consumer Services	0.2		3,774,016
Diversified Financial Services	3.3		77,263,167
Diversified Telecommunication Services	1.3		31,202,705
Electric Utilities	1.5		36,184,925
Electrical Equipment	2.4		57,212,793
Electronic Equipment, Instruments & Components	0.9		21,194,944
Energy Equipment & Services	1.2		28,387,277

Food & Staples Retailing	0.3		6,750,481
Food Products	2.9		67,791,397
Gas Utilities	0.5		10,887,412
Health Care Equipment & Supplies	0.4		9,532,718
Health Care Providers & Services	1.6		37,136,608
Hotels, Restaurants & Leisure	1.6		38,991,306
Household Durables	0.5		13,042,743
Household Products	0.5		12,559,066
Independent Power Producers & Energy Traders	0.3		7,448,687
Industrial Conglomerates	1.9		45,281,803
Insurance	3.4		81,791,218
Internet & Catalog Retail	0.5		12,496,017
Internet Software & Services	1.7		41,088,184
IT Services	0.6		15,366,372
Leisure Equipment & Products	0.0	*	502,760
Machinery	3.6		84,499,956
Media	1.9		45,923,211
Metals & Mining	4.4		105,817,132
Multiline Retail	0.1		2,871,037
Office Electronics	0.8		18,661,891
Oil, Gas & Consumable Fuels	7.4		176,129,281
Personal Products	0.2		4,210,103
Pharmaceuticals	5.6		132,318,177
Real Estate Investment Trusts (REITs)	0.3		7,367,984
Real Estate Management & Development	2.1		50,522,134
Road & Rail	0.8		19,433,070
Semiconductors & Semiconductor Equipment	4.2		98,965,982
Software	0.8		18,898,109
Specialty Retail	2.1		50,471,390
Textiles, Apparel & Luxury Goods	2.5		60,170,966
Tobacco	1.6		38,147,422
Trading Companies & Distributors	1.1		26,337,947
Transportation Infrastructure	0.0	*	514,115
Water Utilities	0.2		3,711,320
Wireless Telecommunication Services	3.4		81,813,786
Other(1)	7.1		169,349,876

Total			$2,505,012,742

* Rounds to less than 0.1%.

(1) Cash & Cash Equivalents.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at May 31, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
UBS Securities	June 2, 2011	10,003,801	123,702	$971	$—
		(JPY)	(USD)
UBS Securities	June 3, 2011	50,086,421	615,162	680	—
		(JPY)	(USD)
UBS Securities	June 3, 2011	1,578,845	1,480,967	2,458	—
		(USD)	(AUD)
UBS Securities	June 7, 2011	11,596,245	2,235,606	—	(2,986)
		(DKK)	(USD)
State Street Bank	July 8, 2011	4,285,114,565	50,320,313	—	(2,258,124)
		(JPY)	(USD)
Barclays Bank PLC	July 11, 2011	22,757,000	23,557,971	93,540	—
		(CAD)	(USD)
Barclays Bank PLC	July 11, 2011	86,639,000	16,482,260	—	(229,683)
		(DKK)	(USD)
Barclays Bank PLC	July 11, 2011	64,327,838,000	58,854,381	—	(589,302)
		(KRW)	(USD)
Barclays Bank PLC	July 11, 2011	20,711,000	6,820,682	—	(38,975)
		(MYR)	(USD)
Barclays Bank PLC	July 11, 2011	491,751,000	11,363,397	30,172	—
		(PHP)	(USD)
Barclays Bank PLC	July 11, 2011	861,483,000	28,347,581	—	(4,941)
		(THB)	(USD)
Barclays Bank PLC	July 11, 2011	1,483,739,000	51,878,986	87,554	—
		(TWD)	(USD)
Barclays Bank PLC	July 11, 2011	196,379,000	6,821,084	—	(33,727)
		(TWD)	(USD)
Barclays Bank PLC	July 11, 2011	153,770,533	145,135,000	381,854	—
		(USD)	(AUD)
Barclays Bank PLC	July 11, 2011	31,380,133	27,746,000	1,159,014	—
		(USD)	(CHF)
Barclays Bank PLC	July 11, 2011	14,535,011	10,228,000	169,814	—
		(USD)	(EUR)
Barclays Bank PLC	July 11, 2011	59,239,534	36,417,000	636,139
		(USD)	(GBP)

Barclays Bank PLC	July 11, 2011	224,832,304	18,165,326,000	—	(1,940,648)
		(USD)	(JPY)
Barclays Bank PLC	July 11, 2011	11,814,987	74,640,000	253,415	—
		(USD)	(SEK)
Total				$2,815,611	$(5,098,386)

Notes to Portfolio of Investments

(a)                    Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 96.76% of net assets.

(b)                   Non-income producing.

(c)                    At May 31, 2011, security was partially or fully on loan.

(d)                   Represents fair value as determined in good faith under procedures approved by the Board of Directors. At May 31, 2011, the value of these securities amounted to $347,769, which represents 0.01% of net assets.

(e)                    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the value of these securities, which are not illiquid, amounted to $5,247,453 or 0.22% of net assets.

(f)                      Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2011 was $3, representing less than 0.01% of net assets.  Information concerning such security holdings at May 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
BGP Holdings PLC	02/04/09 thru 05/14/09	$—

(g)                   The rate shown is the seven-day current annualized yield at May 31, 2011.

(h)                   Investments in affiliates during the three months ended May 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$375,989,775	$(331,451,522)	$—	$44,538,253	$15,416	$44,538,253

(i)                       The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.150%)

Security Description	Value

Fannie Mae Pool	$3,494,336
Fannie Mae REMICS	103,127
Freddie Mac Non Gold Pool	1,138,338
Freddie Mac REMICS	237,592
Government National Mortgage Association	158,431
Total Market Value of Collateral Securities	$5,131,824

Citibank NA (0.140%)

Security Description	Value

Fannie Mae Pool	$6,537,139
Freddie Mac Gold Pool	3,662,861
Total Market Value of Collateral Securities	$10,200,000

Credit Suisse Securities (USA) LLC (0.110%)

Security Description	Value

United States Treasury Note/Bond	$8,959,620
Total Market Value of Collateral Securities	$8,959,620

Deutsche Bank AG (0.140%)

Security Description	Value

Fannie Mae Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value

Fannie Mae Pool	$2,020,072
Freddie Mac Gold Pool	95,559
Freddie Mac Non Gold Pool	255,860
Ginnie Mae I Pool	2,721,443
Ginnie Mae II Pool	7,066
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.120%)

Security Description	Value

Fannie Mae Interest Strip	$1,187,226
Fannie Mae REMICS	17,638,919
Freddie Mac REMICS	3,900,470
Government National Mortgage Association	3,793,473
Total Market Value of Collateral Securities	$26,520,088

Nomura Securities (0.150%)

Security Description	Value

Fannie Mae Pool	$2,919,560
Freddie Mac Gold Pool	2,180,440
Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.160%)

Security Description	Value

Fannie Mae Pool	$8,429,559
Freddie Mac Gold Pool	6,870,441
Total Market Value of Collateral Securities	$15,300,000

Pershing LLC (0.210%)

Security Description	Value

Fannie Mae Benchmark REMIC	$3,788
Fannie Mae REMICS	1,594,335
Fannie Mae Whole Loan	13,959
Freddie Mac Gold Pool	581,574
Freddie Mac Non Gold Pool	628,187
Freddie Mac Reference REMIC	277,826
Freddie Mac REMICS	3,945,532
Government National Mortgage Association	1,114,799
Total Market Value of Collateral Securities	$8,160,000

RBS Securities, Inc. (0.140%)

Security Description	Value

Freddie Mac Gold Pool	$12,733,336
Ginnie Mae I Pool	1,772,532
Ginnie Mae II Pool	794,168
Total Market Value of Collateral Securities	$15,300,036

(j)                       At May 31, 2011, the cost of securities for federal income tax purposes was approximately $ 2,231,725,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$306,147,000
Unrealized Depreciation	(32,859,000)
Net Unrealized Appreciation	$273,288,000

(k)                    Securities are valued using policies described below:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
PHP	Philippine Peso
SEK	Swedish Krona
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                                                                                                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                                                                                                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                                                                                                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated February 28, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair value at May 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs (b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$11,264,831	$300,302,991	$—	$311,567,822
Consumer Staples	2,308,618	153,082,577	240,840	155,632,035
Energy	38,488,135	161,123,650	—	199,611,785
Financials	40,598,215	454,821,525	3	495,419,743
Health Care	2,194,042	176,793,461	—	178,987,503
Industrials	30,164,217	261,745,788	106,926	292,016,931
Information Technology	50,291,347	182,620,083	—	232,911,430
Materials	25,158,604	223,090,951	—	248,249,555
Telecommunication Services	21,044,699	91,971,792	—	113,016,491
Utilities	—	58,232,343	—	58,232,343
Preferred Stocks
Consumer Discretionary	—	22,196,331	—	22,196,331
Consumer Staples	—	11,530,133	—	11,530,133
Energy	4,904,773	—	—	4,904,773
Rights
Financials	—	2,138,277	—	2,138,277

Total Equity Securities	226,417,481	2,099,649,902	347,769	2,326,415,152

Other
Exchange-Traded Funds	9,247,714	—	—	9,247,714
Affiliated Money Market Fund(c)	44,538,253	—	—	44,538,253
Investments of Cash Collateral Received for Securities on Loan	—	124,811,623	—	124,811,623

Total Other	53,785,967	124,811,623	—	178,597,590

Investments in Securities	280,203,448	2,224,461,525	347,769	2,505,012,742
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	2,815,611	—	2,815,611
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,098,386)	—	(5,098,386)
Total	$280,203,448	$2,222,178,750	$347,769	$2,502,729,967

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of February 28, 2011	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(4,221,532)
Sales	—
Purchases	4,569,301
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of May 31, 2011	$347,769

*Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2011 was ($4,221,532).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Overseas Value Fund

	Shares	Value ($)*
Common Stocks — 99.5%
CONSUMER DISCRETIONARY — 11.1%
Auto Components — 1.4%
Exedy Corp.	8,400	279,586
Kongsberg Automotive Holding ASA (a)	455,545	399,315
Auto Components Total		678,901
Automobiles — 2.8%
Fuji Heavy Industries Ltd.	54,000	398,438
Nissan Motor Co., Ltd.	33,900	341,272
Toyota Motor Corp.	13,900	581,011
Automobiles Total		1,320,721
Hotels, Restaurants & Leisure — 0.5%
Bwin.Party Digital Entertainment PLC (a)	101,373	242,800
Hotels, Restaurants & Leisure Total		242,800
Household Durables — 0.3%
Arnest One Corp.	17,600	165,347
Household Durables Total		165,347
Internet & Catalog Retail — 1.3%
Hyundai Home Shopping Network Corp.	4,552	615,202
Internet & Catalog Retail Total		615,202
Leisure Equipment & Products — 0.6%
Altek Corp.	205,767	275,942
Leisure Equipment & Products Total		275,942
Media — 1.1%
Daiichikosho Co., Ltd.	31,100	507,278
Media Total		507,278
Specialty Retail — 1.3%
Game Group PLC	247,379	191,261
Statoil Fuel & Retail ASA (a)	43,318	427,175
Specialty Retail Total		618,436
Textiles, Apparel & Luxury Goods — 1.8%
LG Fashion Corp.	8,580	307,087
Pandora A/S	8,106	275,286
Youngone Corp.	21,560	279,336
Textiles, Apparel & Luxury Goods Total		861,709
CONSUMER DISCRETIONARY TOTAL		5,286,336
CONSUMER STAPLES — 3.0%
Beverages — 0.9%
Cott Corp. (a)	47,181	412,834
Beverages Total		412,834

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 0.8%
Koninklijke Ahold NV	26,857	382,943
Food & Staples Retailing Total		382,943
Food Products — 1.3%
Asian Citrus Holdings Ltd.	380,000	435,749
Balrampur Chini Mills Ltd.	142,379	195,645
Food Products Total		631,394
CONSUMER STAPLES TOTAL		1,427,171
ENERGY — 13.0%
Energy Equipment & Services — 1.7%
Electromagnetic GeoServices AS (a)	181,034	437,065
Shinko Plantech Co., Ltd.	33,600	350,429
Energy Equipment & Services Total		787,494
Oil, Gas & Consumable Fuels — 11.3%
AWE Ltd. (a)	126,133	195,753
BP PLC	114,551	882,542
ENI SpA	20,515	491,855
Rosneft Oil Co., GDR	56,619	488,905
Royal Dutch Shell PLC, Class B	43,197	1,562,588
Total SA	25,561	1,472,496
Yanzhou Coal Mining Co., Ltd., Class H	71,400	299,178
Oil, Gas & Consumable Fuels Total		5,393,317
ENERGY TOTAL		6,180,811
FINANCIALS — 30.3%
Capital Markets — 3.0%
Deutsche Bank AG, Registered Shares	9,742	580,626
ICAP PLC	41,282	328,883
Intermediate Capital Group PLC	94,541	535,921
Capital Markets Total		1,445,430
Commercial Banks — 12.5%
Australia & New Zealand Banking Group Ltd.	39,759	941,517
Banco Bilbao Vizcaya Argentaria SA	35,669	416,553
Banco Santander SA	100,914	1,200,142
Bangkok Bank PCL, Foreign Registered Shares	55,800	298,571
BNP Paribas	14,001	1,092,470
Commonwealth Bank of Australia	6,204	336,030
Mitsubishi UFJ Financial Group, Inc.	61,700	284,545
National Australia Bank Ltd.	16,243	460,619

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Sumitomo Mitsui Financial Group, Inc.	24,800	716,807
Turkiye Is Bankasi, Class C	65,299	204,168
Commercial Banks Total		5,951,422
Diversified Financial Services — 3.0%
Fuyo General Lease Co., Ltd.	16,000	508,127
ING Groep NV (a)	52,410	631,971
JPMorgan Chase & Co.	7,034	304,150
Diversified Financial Services Total		1,444,248
Insurance — 7.8%
Allianz SE, Registered Shares	4,415	611,092
Baloise Holding AG, Registered Shares	4,898	516,274
Hartford Financial Services Group, Inc.	12,463	332,139
Lancashire Holdings Ltd.	38,771	412,326
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	3,053	468,355
Sampo Oyj, Class A	16,944	554,738
Zurich Financial Services AG, Registered Shares (a)	3,140	839,763
Insurance Total		3,734,687
Real Estate Investment Trusts (REITs) — 1.5%
Japan Retail Fund Investment Corp.	278	450,324
Wereldhave NV	2,485	245,825
Real Estate Investment Trusts (REITs) Total		696,149
Real Estate Management & Development — 2.5%
Cheung Kong Holdings Ltd.	29,500	460,885
Hongkong Land Holdings Ltd.	60,000	444,602
Huaku Development Co., Ltd.	90,000	289,093
Real Estate Management & Development Total		1,194,580
FINANCIALS TOTAL		14,466,516
HEALTH CARE — 10.6%
Biotechnology — 0.8%
Celgene Corp. (a)	6,338	386,048
Biotechnology Total		386,048
Health Care Providers & Services — 0.8%
Miraca Holdings, Inc.	9,700	380,407
Health Care Providers & Services Total		380,407
Pharmaceuticals — 9.0%
AstraZeneca PLC	15,832	827,536
GlaxoSmithKline PLC	29,915	649,574
Jazz Pharmaceuticals, Inc. (a)	8,135	238,274
Novartis AG, Registered Shares	9,538	615,066

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Recordati SpA	44,900	495,278
Sanofi-Aventis SA	13,884	1,099,325
Santen Pharmaceutical Co., Ltd.	9,000	359,084
Pharmaceuticals Total		4,284,137
HEALTH CARE TOTAL		5,050,592
INDUSTRIALS — 7.8%
Commercial Services & Supplies — 0.8%
Aeon Delight Co., Ltd.	20,300	376,966
Commercial Services & Supplies Total		376,966
Construction & Engineering — 1.9%
China Communications Construction Co., Ltd., Class H	297,000	270,249
KHD Humboldt Wedag International AG	23,953	225,094
Macmahon Holdings Ltd.	676,741	398,375
Construction & Engineering Total		893,718
Industrial Conglomerates — 1.6%
DCC PLC	15,220	469,821
Tyco International Ltd.	6,172	304,588
Industrial Conglomerates Total		774,409
Professional Services — 0.6%
Teleperformance	8,866	303,028
Professional Services Total		303,028
Trading Companies & Distributors — 2.9%
ITOCHU Corp.	39,400	407,724
Kloeckner & Co., SE	13,662	404,918
Mitsui & Co., Ltd.	33,100	566,179
Trading Companies & Distributors Total		1,378,821
INDUSTRIALS TOTAL		3,726,942
INFORMATION TECHNOLOGY — 3.9%
Electronic Equipment, Instruments & Components — 1.6%
Hitachi Ltd.	81,000	460,009
Venture Corp., Ltd.	44,000	317,138
Electronic Equipment, Instruments & Components Total		777,147
IT Services — 0.7%
Groupe Steria SCA	10,362	312,853
IT Services Total		312,853
Office Electronics — 0.9%
Canon, Inc.	9,100	437,012
Office Electronics Total		437,012

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 0.7%
Macronix International	539,267	339,736
Semiconductors & Semiconductor Equipment Total		339,736
INFORMATION TECHNOLOGY TOTAL		1,866,748
MATERIALS — 5.7%
Chemicals — 1.7%
BASF SE	4,832	446,847
Kansai Paint Co., Ltd.	42,000	378,132
Chemicals Total		824,979
Containers & Packaging — 0.8%
Smurfit Kappa Group PLC (a)	30,157	374,576
Containers & Packaging Total		374,576
Metals & Mining — 2.3%
Centerra Gold, Inc.	17,200	316,004
Eastern Platinum Ltd. (a)	229,900	242,037
First Quantum Minerals Ltd.	2,582	351,142
Kobe Steel Ltd.	91,000	196,846
Metals & Mining Total		1,106,029
Paper & Forest Products — 0.9%
Svenska Cellulosa AB, Class B	26,627	413,980
Paper & Forest Products Total		413,980
MATERIALS TOTAL		2,719,564
TELECOMMUNICATION SERVICES — 8.4%
Diversified Telecommunication Services — 3.0%
Tele2 AB, Class B	18,564	363,071
Telefonica SA	22,631	549,589
Telenor ASA	30,145	510,007
Diversified Telecommunication Services Total		1,422,667
Wireless Telecommunication Services — 5.4%
Advanced Info Service PCL	116,800	373,934
Freenet AG	39,556	535,607
Softbank Corp.	8,100	314,703
Vivo Participacoes SA, ADR	10,207	460,540
Vodafone Group PLC	331,322	920,819
Wireless Telecommunication Services Total		2,605,603
TELECOMMUNICATION SERVICES TOTAL		4,028,270
UTILITIES — 5.7%
Electric Utilities — 3.1%
Enel SpA	136,202	935,743

5

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Fortum Oyj	16,705	558,934
Electric Utilities Total		1,494,677
Independent Power Producers & Energy Traders — 0.5%
Energy Development Corp.	1,476,400	232,279
Independent Power Producers & Energy Traders Total		232,279
Multi-Utilities — 1.5%
AGL Energy Ltd.	19,252	295,699
Centrica PLC	80,185	419,587
Multi-Utilities Total		715,286
Water Utilities — 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo	9,600	293,826
Water Utilities Total		293,826
UTILITIES TOTAL		2,736,068

Total Common Stocks (cost of $45,834,836)		47,489,018

	Units
Rights — 0.1%
INDUSTRIALS — 0.1%
Trading Companies & Distributors — 0.1%
Kloeckner & Co. SE Expires 06/09/11 (a)	7,083	22,833
Trading Companies & Distributors Total		22,833
INDUSTRIALS TOTAL		22,833

Total Rights (cost of $—)		22,833

	Shares
Purchased Call Option — 0.0%
CBOE SPX Volatility Index Strike Price: $17.00 Expiration: 06/15/11	56	5,600

Total Purchased Call Option (cost of $21,840)		5,600

	Par ($)
Short-Term Obligation — 0.5%
Repurchase agreement with State Street Bank & Trust Co., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Treasury obligation maturing 06/16/11, market value $254,996 (repurchase proceeds $246,000)	246,000	246,000

6

Value ($)
Total Short-Term Obligation (cost of $246,000)	246,000

Total Investments — 100.1% (cost of $46,102,676) (b)(c)	47,763,451

Other Assets & Liabilities, Net — (0.1)%	(48,131)

Net Assets — 100.0%	47,715,320

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

8

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$5,286,336	$—	$5,286,336
Consumer Staples	412,834	1,014,337	—	1,427,171
Energy	488,905	5,691,906	—	6,180,811
Financials	636,289	13,830,227	—	14,466,516
Health Care	624,322	4,426,270	—	5,050,592
Industrials	304,588	3,422,354	—	3,726,942
Information Technology	—	1,866,748	—	1,866,748
Materials	909,183	1,810,381	—	2,719,564
Telecommunication Services	460,540	3,567,730	—	4,028,270
Utilities	293,826	2,442,242	—	2,736,068
Total Common Stocks	4,130,487	43,358,531	—	47,489,018
Total Rights	—	22,833	—	22,833
Total Purchased Call Option	5,600	—	—	5,600
Total Short-Term Obligation	—	246,000	—	246,000
Total Investments	4,136,087	43,627,364	—	47,763,451
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	46,813	—	46,813
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(60,264)	—	(60,264)
Total	$4,136,087	$43,613,913	$—	$47,750,000

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $46,102,676.

(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,979,589	$(1,318,814)	$1,660,775

Forward foreign currency exchange contracts outstanding on May 31, 2011, are :

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	AUD	$1,700,082	$1,702,727	07/20/11	$(2,645)
Morgan Stanley Capital Services, Inc.	CHF	372,952	365,339	07/20/11	7,613
Morgan Stanley Capital Services, Inc.	EUR	4,256,276	4,254,394	07/20/11	1,882
Morgan Stanley Capital Services, Inc.	GBP	2,579,489	2,578,956	07/20/11	533
Morgan Stanley Capital Services, Inc.	ILS	228,504	224,802	07/20/11	3,702
Morgan Stanley Capital Services, Inc.	JPY	439,530	438,371	07/20/11	1,159
Morgan Stanley Capital Services, Inc.	SEK	216,262	218,271	07/20/11	(2,009)
Morgan Stanley Capital Services, Inc.	SGD	436,221	435,685	07/20/11	536
					$10,771

9

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	AUD	$139,020	$137,778	07/20/11	$(1,242)
Morgan Stanley Capital Services, Inc.	CAD	1,370,091	1,392,297	07/20/11	22,206
Morgan Stanley Capital Services, Inc.	CHF	233,388	227,295	07/20/11	(6,093)
Morgan Stanley Capital Services, Inc.	DKK	227,786	224,773	07/20/11	(3,013)
Morgan Stanley Capital Services, Inc.	EUR	1,641,563	1,610,225	07/20/11	(31,338)
Morgan Stanley Capital Services, Inc.	GBP	392,924	385,706	07/20/11	(7,218)
Morgan Stanley Capital Services, Inc.	KRW	958,653	952,375	07/20/11	(6,278)
Morgan Stanley Capital Services, Inc.	NOK	1,010,076	1,009,648	07/20/11	(428)
Morgan Stanley Capital Services, Inc.	PHP	178,268	179,185	07/20/11	917
Morgan Stanley Capital Services, Inc.	THB	643,236	650,899	07/20/11	7,663
Morgan Stanley Capital Services, Inc.	TWD	826,157	826,759	07/20/11	602
					$(24,222)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

10

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Small Cap Growth Fund II

	Shares	Value ($)*
Common Stocks — 95.5%
CONSUMER DISCRETIONARY — 15.3%
Auto Components — 1.4%
Cooper Tire & Rubber Co.	97,162	2,347,434
Tenneco, Inc. (a)	75,666	3,159,055
Auto Components Total		5,506,489
Diversified Consumer Services — 0.8%
Coinstar, Inc. (a)	56,348	2,993,769
Diversified Consumer Services Total		2,993,769
Hotels, Restaurants & Leisure — 0.8%
BJ’s Restaurants, Inc. (a)	63,559	3,256,128
Hotels, Restaurants & Leisure Total		3,256,128
Household Durables — 3.2%
SodaStream International Ltd. (a)	51,279	2,979,823
Tempur-Pedic International, Inc. (a)	143,127	9,308,980
Household Durables Total		12,288,803
Internet & Catalog Retail — 1.0%
Shutterfly, Inc. (a)	66,479	4,029,957
Internet & Catalog Retail Total		4,029,957
Leisure Equipment & Products — 0.9%
Polaris Industries, Inc.	32,831	3,622,901
Leisure Equipment & Products Total		3,622,901
Media — 1.4%
Cinemark Holdings, Inc.	103,194	2,244,470
Imax Corp. (a)	85,857	3,194,739
Media Total		5,439,209
Multiline Retail — 0.7%
Gordmans Stores, Inc. (a)	151,418	2,633,159
Multiline Retail Total		2,633,159
Specialty Retail — 2.8%
Body Central Corp. (a)	156,011	3,781,707
Pier 1 Imports, Inc. (a)	175,319	2,089,802
Vitamin Shoppe, Inc. (a)	124,701	5,079,072
Specialty Retail Total		10,950,581
Textiles, Apparel & Luxury Goods — 2.3%
Deckers Outdoor Corp. (a)	39,679	3,614,757
Lululemon Athletica, Inc. (a)	28,568	2,593,974

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Warnaco Group, Inc. (a)	45,280	2,497,192
Textiles, Apparel & Luxury Goods Total		8,705,923
CONSUMER DISCRETIONARY TOTAL		59,426,919
CONSUMER STAPLES — 2.4%
Food Products — 1.4%
Diamond Foods, Inc.	71,244	5,302,691
Food Products Total		5,302,691
Personal Products — 1.0%
Elizabeth Arden, Inc. (a)	129,067	3,966,229
Personal Products Total		3,966,229
CONSUMER STAPLES TOTAL		9,268,920
ENERGY — 6.0%
Energy Equipment & Services — 1.5%
Complete Production Services, Inc. (a)	90,708	3,010,599
Dril-Quip, Inc. (a)	35,967	2,668,032
Energy Equipment & Services Total		5,678,631
Oil, Gas & Consumable Fuels — 4.5%
BPZ Resources, Inc. (a)	450,735	1,974,219
Carrizo Oil & Gas, Inc. (a)	50,071	1,913,213
Energy XXI Bermuda Ltd. (a)	83,157	2,853,117
Magnum Hunter Resources Corp. (a)	256,507	1,828,895
Oasis Petroleum, Inc. (a)	137,812	4,168,813
Resolute Energy Corp. (a)	105,416	1,834,238
World Fuel Services Corp.	81,590	2,984,562
Oil, Gas & Consumable Fuels Total		17,557,057
ENERGY TOTAL		23,235,688
FINANCIALS — 7.0%
Capital Markets — 1.6%
Financial Engines, Inc. (a)	75,610	1,882,689
Greenhill & Co., Inc.	39,600	2,204,136
Stifel Financial Corp. (a)	53,439	2,151,989
Capital Markets Total		6,238,814
Commercial Banks — 1.7%
Center Financial Corp. (a)	309,384	2,023,371
Signature Bank (a)	78,938	4,493,151
Commercial Banks Total		6,516,522
Consumer Finance — 1.9%
Dollar Financial Corp. (a)	159,828	3,629,694
EZCORP, Inc., Class A (a)	82,115	2,692,551

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Netspend Holdings, Inc. (a)	130,311	1,092,006
Consumer Finance Total		7,414,251
Diversified Financial Services — 0.8%
Portfolio Recovery Associates, Inc. (a)	34,773	3,012,037
Diversified Financial Services Total		3,012,037
Real Estate Investment Trusts (REITs) — 1.0%
FelCor Lodging Trust, Inc. (a)	312,139	1,944,626
Summit Hotel Properties, Inc.	181,754	2,046,550
Real Estate Investment Trusts (REITs) Total		3,991,176
FINANCIALS TOTAL		27,172,800
HEALTH CARE — 19.7%
Biotechnology — 5.1%
Alexion Pharmaceuticals, Inc. (a)	31,112	1,475,331
Alkermes, Inc. (a)	128,509	2,354,285
Amarin Corp. PLC, ADR (a)	260,687	4,971,301
Ardea Biosciences, Inc. (a)	71,201	1,779,313
Ariad Pharmaceuticals, Inc. (a)	175,770	1,525,684
Halozyme Therapeutics, Inc. (a)	142,129	957,949
Ironwood Pharmaceuticals, Inc. (a)	98,191	1,484,648
Momenta Pharmaceuticals, Inc. (a)	73,781	1,476,358
Onyx Pharmaceuticals, Inc. (a)	58,218	2,471,354
Rigel Pharmaceuticals, Inc. (a)	183,820	1,525,706
Biotechnology Total		20,021,929
Health Care Equipment & Supplies — 5.0%
Align Technology, Inc. (a)	201,172	4,928,714
DexCom, Inc. (a)	94,848	1,495,753
ICU Medical, Inc. (a)	36,610	1,587,410
Insulet Corp. (a)	92,555	1,951,059
Masimo Corp.	118,091	3,627,755
NuVasive, Inc. (a)	93,176	3,148,417
Volcano Corp. (a)	82,860	2,604,290
Health Care Equipment & Supplies Total		19,343,398
Health Care Providers & Services — 4.7%
Brookdale Senior Living, Inc. (a)	166,459	4,296,307
Catalyst Health Solutions, Inc. (a)	66,368	4,050,439
HMS Holdings Corp. (a)	57,352	4,476,897
IPC The Hospitalist Co., Inc. (a)	104,052	5,283,760
Health Care Providers & Services Total		18,107,403
Health Care Technology — 0.8%
Omnicell, Inc. (a)	191,321	2,948,257
Health Care Technology Total		2,948,257

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 1.2%
Fluidigm Corp. (a)	126,558	1,894,573
ICON PLC, ADR (a)	112,704	2,884,096
Life Sciences Tools & Services Total		4,778,669
Pharmaceuticals — 2.9%
Auxilium Pharmaceuticals, Inc. (a)	52,352	1,172,161
Impax Laboratories, Inc. (a)	192,982	5,181,567
MAP Pharmaceuticals, Inc. (a)	90,126	1,531,241
Salix Pharmaceuticals Ltd. (a)	85,040	3,404,151
Pharmaceuticals Total		11,289,120
HEALTH CARE TOTAL		76,488,776
INDUSTRIALS — 15.8%
Aerospace & Defense — 1.7%
Hexcel Corp. (a)	164,723	3,404,824
LMI Aerospace, Inc. (a)	158,376	3,379,744
Aerospace & Defense Total		6,784,568
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	42,891	2,714,572
Air Freight & Logistics Total		2,714,572
Commercial Services & Supplies — 0.7%
Tetra Tech, Inc. (a)	106,654	2,594,892
Commercial Services & Supplies Total		2,594,892
Construction & Engineering — 0.7%
Great Lakes Dredge & Dock Corp.	220,562	1,338,812
Sterling Construction Co., Inc. (a)	113,819	1,516,069
Construction & Engineering Total		2,854,881
Electrical Equipment — 1.2%
Polypore International, Inc. (a)	30,060	1,970,433
Regal-Beloit Corp.	39,219	2,706,111
Electrical Equipment Total		4,676,544
Machinery — 5.4%
Columbus McKinnon Corp. (a)	95,240	1,857,180
Lindsay Corp.	48,342	3,242,781
Meritor, Inc. (a)	233,280	3,851,453
Middleby Corp. (a)	31,460	2,707,133
Robbins & Myers, Inc.	90,315	3,979,279
Tennant Co.	65,077	2,513,925
Trinity Industries, Inc.	76,711	2,638,091
Machinery Total		20,789,842

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 2.1%
Advisory Board Co. (a)	46,315	2,434,779
Corporate Executive Board Co.	53,454	2,247,741
CoStar Group, Inc. (a)	57,461	3,625,789
Professional Services Total		8,308,309
Road & Rail — 2.6%
Dollar Thrifty Automotive Group, Inc. (a)	43,302	3,591,901
Genesee & Wyoming, Inc., Class A (a)	37,964	2,253,163
Knight Transportation, Inc.	131,480	2,248,308
Roadrunner Transportation Systems, Inc. (a)	141,735	2,126,025
Road & Rail Total		10,219,397
Trading Companies & Distributors — 0.7%
TAL International Group, Inc.	80,059	2,700,390
Trading Companies & Distributors Total		2,700,390
INDUSTRIALS TOTAL		61,643,395
INFORMATION TECHNOLOGY — 25.0%
Communications Equipment — 1.7%
Acme Packet, Inc. (a)	24,941	1,887,784
Aruba Networks, Inc. (a)	171,401	4,871,217
Communications Equipment Total		6,759,001
Computers & Peripherals — 0.5%
OCZ Technology Group, Inc. (a)	207,891	1,742,127
Computers & Peripherals Total		1,742,127
Electronic Equipment, Instruments & Components — 1.8%
DTS, Inc. (a)	93,085	4,289,357
Universal Display Corp. (a)	55,076	2,628,227
Electronic Equipment, Instruments & Components Total		6,917,584
Internet Software & Services — 2.0%
LogMeIn, Inc. (a)	49,844	2,169,211
RightNow Technologies, Inc. (a)	89,621	2,966,455
Vocus, Inc. (a)	89,846	2,447,405
Internet Software & Services Total		7,583,071
IT Services — 2.4%
hiSoft Technology International Ltd., ADR (a)	114,330	1,784,691
VeriFone Systems, Inc. (a)	85,887	4,133,741
Wright Express Corp. (a)	64,482	3,479,449
IT Services Total		9,397,881

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 4.4%
Entropic Communications, Inc. (a)	232,404	2,068,395
Kulicke & Soffa Industries, Inc. (a)	167,245	2,032,027
Mindspeed Technologies, Inc. (a)	269,480	2,341,781
Nanometrics, Inc. (a)	105,782	1,668,182
OmniVision Technologies, Inc. (a)	55,857	1,972,311
Semtech Corp. (a)	99,632	2,851,468
Silicon Image, Inc. (a)	243,810	1,848,080
Volterra Semiconductor Corp. (a)	93,832	2,314,835
Semiconductors & Semiconductor Equipment Total		17,097,079
Software — 12.2%
Ariba, Inc. (a)	96,040	3,221,182
Aspen Technology, Inc. (a)	125,570	2,078,184
BroadSoft, Inc. (a)	99,160	3,920,786
CommVault Systems, Inc. (a)	83,285	3,443,002
Concur Technologies, Inc. (a)	53,022	2,649,509
Fortinet, Inc. (a)	124,529	6,038,411
Kenexa Corp. (a)	133,295	4,214,788
Netscout Systems, Inc. (a)	54,942	1,274,654
Parametric Technology Corp. (a)	111,855	2,605,103
RealPage, Inc. (a)	127,882	3,766,125
SuccessFactors, Inc. (a)	202,877	7,114,896
Synchronoss Technologies, Inc. (a)	70,485	2,262,568
TIBCO Software, Inc. (a)	175,317	4,924,655
Software Total		47,513,863
INFORMATION TECHNOLOGY TOTAL		97,010,606
MATERIALS — 3.7%
Chemicals — 1.3%
Solutia, Inc. (a)	203,603	5,083,967
Chemicals Total		5,083,967
Metals & Mining — 2.4%
Coeur d’Alene Mines Corp. (a)	100,628	2,774,314
Stillwater Mining Co. (a)	182,122	3,687,970

6

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Thompson Creek Metals Co., Inc. (a)	269,500	2,926,770
Metals & Mining Total		9,389,054
MATERIALS TOTAL		14,473,021
UTILITIES — 0.6%
Electric Utilities — 0.6%
UIL Holdings Corp.	71,480	2,368,132
Electric Utilities Total		2,368,132
UTILITIES TOTAL		2,368,132

Total Common Stocks (cost of $285,956,227)		371,088,257

	Par ($)
Short-Term Obligation — 4.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Treasury obligation maturing 12/15/12, market value $17,896,163 (repurchase proceeds $17,543,005)	17,543,000	17,543,000

Total Short-Term Obligation (cost of $17,543,000)		17,543,000

Total Investments — 100.0% (cost of $303,499,227)(b)(c)		388,631,257

Other Assets & Liabilities, Net — (0.0)%		(110,207)

Net Assets — 100.0%		388,521,050

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

8

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$371,088,257	$—	$—	$371,088,257
Total Short-Term Obligation	—	17,543,000	—	17,543,000
Total Investments	$371,088,257	$17,543,000	$—	$388,631,257

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $303,499,227.

(c)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$90,903,231	$(5,771,201)	$85,132,030

Acronym	Name

ADR	American Depositary Receipt

9

Portfolio of Investments

Columbia Small Cap Index Fund

May 31, 2011 (Unaudited)

Issuer	Shares	Value

Common Stocks 98.6%

CONSUMER DISCRETIONARY 14.5%

Auto Components 0.3%
Drew Industries, Inc.	71,300	$1,882,320
Spartan Motors, Inc.	123,925	593,601
Standard Motor Products, Inc.	72,725	1,098,148
Superior Industries International, Inc.	86,750	1,900,692
Total		5,474,761

Automobiles 0.1%
Winnebago Industries, Inc. (a)	108,625	1,243,756

Distributors 0.3%
Audiovox Corp., Class A (a)	69,625	529,846
Pool Corp.	182,200	5,509,728
Total		6,039,574

Diversified Consumer Services 1.2%
American Public Education, Inc. (a)	69,400	3,038,332
Capella Education Co. (a)	60,850	2,941,489
Coinstar, Inc. (a)(b)	118,725	6,307,859
Corinthian Colleges, Inc. (a)(b)	315,450	1,217,637
Hillenbrand, Inc.	233,675	5,316,106
Pre-Paid Legal Services, Inc. (a)	36,400	2,415,504
Universal Technical Institute, Inc.	78,125	1,417,188
Total		22,654,115

Hotels, Restaurants & Leisure 2.9%
Biglari Holdings, Inc. (a)	5,355	2,133,700
BJ’s Restaurants, Inc. (a)	84,925	4,350,708
Buffalo Wild Wings, Inc. (a)	67,975	4,257,954
California Pizza Kitchen, Inc. (a)	91,675	1,687,737
CEC Entertainment, Inc.	75,800	3,084,302
Cracker Barrel Old Country Store, Inc.	86,450	4,096,001
DineEquity, Inc. (a)	58,550	3,147,648
Interval Leisure Group, Inc. (a)	151,200	2,050,272
Jack in the Box, Inc. (a)	189,350	4,205,463
Marcus Corp.	80,750	847,875
Monarch Casino & Resort, Inc. (a)	42,150	392,838
Multimedia Games Holdings Co., Inc. (a)	100,900	556,968
O’Charleys, Inc. (a)	70,675	512,394
Papa John’s International, Inc. (a)	74,675	2,473,983
Peet’s Coffee & Tea, Inc. (a)	48,750	2,480,887
PF Chang’s China Bistro, Inc.	85,175	3,440,218
Pinnacle Entertainment, Inc. (a)	230,875	3,354,614
Red Robin Gourmet Burgers, Inc. (a)	58,250	2,137,775
Ruby Tuesday, Inc. (a)	242,300	2,568,380
Ruth’s Hospitality Group, Inc. (a)	115,383	617,299
Shuffle Master, Inc. (a)	201,525	2,194,607
Sonic Corp. (a)	229,925	2,641,838
Texas Roadhouse, Inc.	218,900	3,771,647
Total		57,005,108

Household Durables 0.9%
Blyth, Inc.	20,250	922,995
Ethan Allen Interiors, Inc.	107,150	2,493,380
Helen of Troy Ltd. (a)(c)	114,550	3,710,274
Kid Brands, Inc. (a)	80,375	431,614
La-Z-Boy, Inc. (a)	193,450	2,141,491
M/I Homes, Inc. (a)	69,550	874,244
Meritage Homes Corp. (a)	120,500	3,012,500
Skyline Corp.	25,650	468,113
Standard Pacific Corp. (a)	367,675	1,459,670
Universal Electronics, Inc. (a)	55,375	1,411,509
Total		16,925,790

Internet & Catalog Retail 0.5%
Blue Nile, Inc. (a)(b)	54,350	2,717,500
HSN, Inc. (a)	145,000	5,105,450
Nutrisystem, Inc. (b)	99,950	1,415,292
PetMed Express, Inc.	84,000	1,076,040
Total		10,314,282

Leisure Equipment & Products 0.7%
Arctic Cat, Inc. (a)	45,675	655,436
Brunswick Corp.	331,775	7,192,882
Callaway Golf Co.	239,925	1,624,292
JAKKS Pacific, Inc. (a)	100,750	1,997,872
Sturm Ruger & Co., Inc.	69,775	1,536,446
Total		13,006,928

Media 0.6%
Arbitron, Inc.	101,000	4,312,700
EW Scripps Co., Class A (a)	115,600	991,848
Live Nation Entertainment, Inc. (a)	582,835	6,720,088
Total		12,024,636

Multiline Retail 0.1%
Fred’s, Inc., Class A	146,500	2,131,575
Tuesday Morning Corp. (a)	136,575	674,681
Total		2,806,256

Specialty Retail 4.2%
Big 5 Sporting Goods Corp.	81,500	774,250
Brown Shoe Co., Inc.	163,625	1,686,974
Buckle, Inc. (The) (b)	97,650	4,168,678
Cabela’s, Inc. (a)	150,550	3,697,508
Cato Corp. (The), Class A	110,050	2,995,561

1

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Specialty Retail (cont.)
Childrens Place Retail Stores, Inc. (The) (a)	96,925	$4,869,512
Christopher & Banks Corp.	133,000	796,670
Coldwater Creek, Inc. (a)	224,050	421,214
Finish Line, Inc., Class A (The)	199,224	4,594,105
Genesco, Inc. (a)	88,125	3,964,744
Group 1 Automotive, Inc.	88,800	3,439,224
Haverty Furniture Companies, Inc.	69,350	771,865
Hibbett Sports, Inc. (a)	104,250	4,340,970
HOT Topic, Inc.	166,325	1,295,672
JOS A Bank Clothiers, Inc. (a)	103,037	5,883,413
Kirkland’s, Inc. (a)	58,650	765,969
Lithia Motors, Inc., Class A	81,550	1,459,745
Lumber Liquidators Holdings, Inc. (a)	87,550	2,361,223
MarineMax, Inc. (a)	86,200	717,184
Men’s Wearhouse, Inc. (The)	197,000	6,782,710
Midas, Inc. (a)	52,975	374,004
Monro Muffler Brake, Inc.	113,337	3,666,452
OfficeMax, Inc. (a)	317,300	2,652,628
PEP Boys - Manny, Moe & Jack	195,925	2,782,135
Rue21, Inc. (a)(b)	56,250	1,903,500
Select Comfort Corp. (a)	206,850	3,379,929
Sonic Automotive, Inc., Class A	131,925	1,724,260
Stage Stores, Inc.	136,600	2,464,264
Stein Mart, Inc.	100,550	985,390
Vitamin Shoppe, Inc. (a)	95,400	3,885,642
Zale Corp. (a)	86,300	540,238
Zumiez, Inc. (a)	77,800	2,363,564
Total		82,509,197

Textiles, Apparel & Luxury Goods 2.7%
Carter’s, Inc. (a)	215,225	6,822,632
CROCS, Inc. (a)	330,825	7,519,652
Iconix Brand Group, Inc. (a)	271,600	6,708,520
K-Swiss, Inc., Class A (a)	101,600	1,120,648
Liz Claiborne, Inc. (a)(b)	352,700	2,303,131
Maidenform Brands, Inc. (a)	87,175	2,626,583
Movado Group, Inc.	64,575	1,069,362
Oxford Industries, Inc.	51,900	1,969,605
Perry Ellis International, Inc. (a)	46,375	1,447,132
Quiksilver, Inc. (a)	485,225	2,261,149
Skechers U.S.A., Inc., Class A (a)	127,700	2,232,196
Steven Madden Ltd. (a)	86,725	4,834,051
True Religion Apparel, Inc. (a)	94,500	2,777,355
Volcom, Inc.	63,750	1,559,963
Wolverine World Wide, Inc.	185,050	7,239,156
Total		52,491,135
TOTAL CONSUMER DISCRECTIONARY		282,495,538

CONSUMER STAPLES 4.0%

Beverages 0.1%
Boston Beer Co., Inc., Class A (a)	34,075	2,855,826

Food & Staples Retailing 1.0%
Andersons, Inc. (The)	69,025	2,990,853
Casey’s General Stores, Inc.	141,550	5,867,248
Nash Finch Co.	45,150	1,696,286
Spartan Stores, Inc.	84,425	1,574,526
United Natural Foods, Inc. (a)	179,775	7,822,010
Total		19,950,923

Food Products 2.3%
B&G Foods, Inc.	178,700	3,313,098
Cal-Maine Foods, Inc. (b)	49,850	1,486,028
Calavo Growers, Inc. (b)	44,950	995,193
Darling International, Inc. (a)	435,525	8,340,304
Diamond Foods, Inc. (b)	81,975	6,101,399
Hain Celestial Group, Inc. (The) (a)	160,450	5,737,692
J&J Snack Foods Corp.	53,325	2,747,304
Sanderson Farms, Inc.	70,150	3,080,286
Seneca Foods Corp., Class A (a)	34,150	936,735
Snyders-Lance, Inc.	175,950	3,740,697
TreeHouse Foods, Inc. (a)	132,200	8,054,946
Total		44,533,682

Household Products 0.2%
Central Garden and Pet Co., Class A (a)	182,025	1,831,172
WD-40 Co.	63,650	2,697,487
Total		4,528,659

Personal Products 0.3%
Inter Parfums, Inc.	56,900	1,267,732
Medifast, Inc. (a)	50,050	1,337,336
Prestige Brands Holdings, Inc. (a)	187,350	2,418,688
Total		5,023,756

Tobacco 0.1%
Alliance One International, Inc. (a)	324,850	1,260,418

TOTAL CONSUMER STAPLES		78,153,264

2

Issuer	Shares	Value

Common Stocks (continued)

ENERGY 4.8%

Energy Equipment & Services 2.3%
Basic Energy Services, Inc. (a)	86,875	$2,363,000
Bristow Group, Inc.	135,375	6,220,481
Gulf Island Fabrication, Inc.	53,500	1,819,000
Hornbeck Offshore Services, Inc. (a)	86,850	2,344,082
ION Geophysical Corp. (a)	570,825	5,759,624
Lufkin Industries, Inc.	114,600	10,395,366
Matrix Service Co. (a)	98,550	1,317,614
Pioneer Drilling Co. (a)	202,350	2,962,404
SEACOR Holdings, Inc.	79,900	7,963,633
Tetra Technologies, Inc. (a)	285,750	3,897,630
Total		45,042,834

Oil, Gas & Consumable Fuels 2.5%
Contango Oil & Gas Co. (a)	47,900	2,967,884
Georesources, Inc. (a)	67,800	1,679,406
Gulfport Energy Corp. (a)	138,600	4,101,174
Holly Corp.	164,900	10,274,919
Penn Virginia Corp.	170,075	2,481,394
Petroleum Development Corp. (a)	87,525	3,181,534
Petroquest Energy, Inc. (a)	207,500	1,657,925
Stone Energy Corp. (a)	182,825	5,897,935
Swift Energy Co. (a)	156,850	6,153,225
World Fuel Services Corp.	259,625	9,497,082
Total		47,892,478
TOTAL ENERGY		92,935,312

FINANCIALS 19.2%

Capital Markets 1.2%
Calamos Asset Management, Inc., Class A	74,200	1,112,258
Investment Technology Group, Inc. (a)	155,150	2,348,971
LaBranche & Co., Inc. (a)	134,350	542,774
optionsXpress Holdings, Inc.	158,675	2,903,752
Piper Jaffray Companies (a)	58,325	1,937,557
Prospect Capital Corp. (b)	362,600	4,246,046
Stifel Financial Corp. (a)	191,700	7,719,759
SWS Group, Inc.	109,250	710,125
TradeStation Group, Inc. (a)	149,150	1,452,721
Total		22,973,963

Commercial Banks 5.6%
Bank of the Ozarks, Inc.	48,975	2,380,675
Boston Private Financial Holdings, Inc.	285,075	1,881,495
City Holding Co.	57,325	1,849,878
Columbia Banking System, Inc.	146,825	2,641,382
Community Bank System, Inc.	137,375	3,445,365
First BanCorp (a)(b)	79,471	402,123
First Commonwealth Financial Corp.	352,000	2,059,200
First Financial Bancorp	216,550	3,464,800
First Financial Bankshares, Inc. (b)	78,150	4,131,009
First Midwest Bancorp, Inc.	278,075	3,403,638
FNB Corp.	450,225	4,749,874
Glacier Bancorp, Inc.	268,282	3,814,970
Hancock Holding Co.	128,650	4,156,681
Hanmi Financial Corp. (a)	564,000	676,800
Home Bancshares, Inc.	81,700	1,959,166
Independent Bank Corp.	79,300	2,350,452
Nara Bancorp, Inc. (a)	141,675	1,202,821
National Penn Bancshares, Inc.	457,300	3,452,615
NBT Bancorp, Inc.	128,925	2,835,061
Old National Bancorp	353,475	3,817,530
Pinnacle Financial Partners, Inc. (a)	126,775	1,966,280
PrivateBancorp, Inc.	218,275	3,573,162
S&T Bancorp, Inc.	92,800	1,728,864
Signature Bank (a)	151,425	8,619,111
Simmons First National Corp., Class A	64,475	1,685,377
Sterling Bancorp	115,150	1,098,531
Sterling Bancshares, Inc.	380,700	3,232,143
Susquehanna Bancshares, Inc.	484,825	4,227,674
Texas Capital Bancshares, Inc. (a)	138,450	3,465,404
Tompkins Financial Corp.	30,915	1,197,956
UMB Financial Corp.	111,925	4,773,601
Umpqua Holdings Corp.	427,425	5,120,551
United Bankshares, Inc. (b)	143,225	3,473,206
United Community Banks, Inc. (a)	353,197	773,501
Whitney Holding Corp.	360,500	4,841,515
Wilshire Bancorp, Inc. (a)	211,200	661,056
Wintrust Financial Corp.	130,350	4,232,464
Total		109,345,931

Consumer Finance 1.1%
Cash America International, Inc.	110,400	5,747,424
Ezcorp, Inc., Class A (a)	186,225	6,106,317
First Cash Financial Services, Inc. (a)	117,025	4,885,794
World Acceptance Corp. (a)(b)	59,100	3,940,788
Total		20,680,323

Diversified Financial Services 0.4%
Interactive Brokers Group, Inc., Class A	157,525	2,703,129
Portfolio Recovery Associates, Inc. (a)(b)	63,800	5,526,356
Total		8,229,485

3

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance 2.4%
AMERISAFE, Inc. (a)	67,900	$1,571,206
Delphi Financial Group, Inc., Class A	203,450	5,934,636
eHealth, Inc. (a)	82,800	1,097,928
Employers Holdings, Inc.	143,500	2,383,535
Horace Mann Educators Corp.	148,350	2,421,072
Infinity Property & Casualty Corp.	46,300	2,461,308
Meadowbrook Insurance Group, Inc.	198,600	1,960,182
National Financial Partners Corp. (a)	162,475	2,123,548
Navigators Group, Inc. (The) (a)	46,400	2,218,848
Presidential Life Corp.	79,425	837,934
ProAssurance Corp. (a)	113,800	8,001,278
RLI Corp.	61,975	3,733,994
Safety Insurance Group, Inc.	56,075	2,517,768
Selective Insurance Group, Inc.	201,200	3,333,884
Stewart Information Services Corp.	71,025	743,632
Tower Group, Inc.	154,775	3,761,032
United Fire & Casualty Co.	79,150	1,500,684
Total		46,602,469

Real Estate Investment Trusts (REITs) 8.0%
Acadia Realty Trust	150,382	3,105,388
BioMed Realty Trust, Inc.	493,188	10,105,422
Cedar Shopping Centers, Inc.	175,350	929,355
Colonial Properties Trust	301,875	6,369,563
DiamondRock Hospitality Co.	622,927	7,163,661
EastGroup Properties, Inc.	100,600	4,719,146
Entertainment Properties Trust	173,375	8,422,557
Extra Space Storage, Inc.	346,725	7,544,736
Franklin Street Properties Corp.	264,275	3,617,925
Getty Realty Corp.	93,400	2,423,730
Healthcare Realty Trust, Inc.	271,325	5,974,577
Home Properties, Inc.	141,675	8,769,682
Inland Real Estate Corp.	285,225	2,604,104
Kilroy Realty Corp.	215,125	8,921,234
Kite Realty Group Trust	236,275	1,183,738
LaSalle Hotel Properties	308,675	8,636,726
Lexington Realty Trust	503,251	4,750,689
LTC Properties, Inc.	111,350	3,287,052
Medical Properties Trust, Inc.	416,425	5,147,013
Mid-America Apartment Communities, Inc.	133,200	9,130,860
National Retail Properties, Inc.	312,425	8,054,316
Parkway Properties, Inc.	81,950	1,504,602
Pennsylvania Real Estate Investment Trust	206,800	3,548,688
Post Properties, Inc.	183,625	7,730,613
PS Business Parks, Inc.	69,950	4,021,426
Saul Centers, Inc.	43,250	1,726,540
Sovran Self Storage, Inc.	103,175	4,329,223
Tanger Factory Outlet Centers	303,100	8,323,126
Universal Health Realty Income Trust	47,200	2,044,232
Urstadt Biddle Properties, Inc., Class A	87,050	1,667,878
Total		155,757,802

Real Estate Management & Development 0.1%
Forestar Group, Inc. (a)	132,125	2,408,639

Thrifts & Mortgage Finance 0.4%
Bank Mutual Corp.	170,750	696,660
Brookline Bancorp, Inc.	220,350	1,923,656
Dime Community Bancshares, Inc.	103,225	1,447,215
Provident Financial Services, Inc.	192,250	2,747,252
TrustCo Bank Corp.	288,125	1,705,700
Total		8,520,483
TOTAL FINANCIALS		374,519,095

HEALTH CARE 12.8%

Biotechnology 1.6%
Arqule, Inc. (a)	164,425	1,187,149
Cubist Pharmaceuticals, Inc. (a)	221,775	8,544,991
Emergent Biosolutions, Inc. (a)	80,275	2,005,270
Regeneron Pharmaceuticals, Inc. (a)	275,175	16,516,003
Savient Pharmaceuticals, Inc. (a)(b)	264,350	2,244,331
Total		30,497,744

Health Care Equipment & Supplies 3.8%
Abaxis, Inc. (a)	83,975	2,614,142
Align Technology, Inc. (a)	255,225	6,253,012
American Medical Systems Holdings, Inc. (a)	286,525	8,578,558
Analogic Corp.	47,800	2,554,910
Cantel Medical Corp.	47,725	1,131,560
CONMED Corp. (a)	105,475	2,984,942
CryoLife, Inc. (a)	103,325	579,653
Cyberonics, Inc. (a)	90,950	2,969,518
Greatbatch, Inc. (a)	87,100	2,521,545
Haemonetics Corp. (a)	94,800	6,411,324
ICU Medical, Inc. (a)	44,350	1,923,016
Integra LifeSciences Holdings Corp. (a)	76,800	3,939,072
Invacare Corp.	120,850	4,058,143
Kensey Nash Corp. (a)	31,825	837,316
Meridian Bioscience, Inc.	152,825	3,646,404

4

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Equipment & Supplies (cont.)
Merit Medical Systems, Inc. (a)	132,037	$2,590,566
Natus Medical, Inc. (a)	107,850	1,810,802
Neogen Corp. (a)	86,200	3,865,208
Palomar Medical Technologies, Inc. (a)	70,600	1,001,108
SurModics, Inc. (a)	65,250	950,040
Symmetry Medical, Inc. (a)	134,050	1,369,991
West Pharmaceutical Services, Inc.	124,375	5,780,950
Zoll Medical Corp. (a)	80,800	4,913,448
Total		73,285,228

Health Care Providers & Services 5.1%
Air Methods Corp. (a)	41,650	2,542,733
Almost Family, Inc. (a)	31,050	938,021
Amedisys, Inc. (a)(b)	110,024	3,443,751
AMERIGROUP Corp. (a)	184,625	13,091,759
AMN Healthcare Services, Inc. (a)	145,875	1,261,819
Amsurg Corp. (a)	116,775	3,025,640
Bio-Reference Labs, Inc. (a)(b)	91,425	2,279,225
Centene Corp. (a)	185,200	6,444,960
Chemed Corp.	78,825	5,326,205
Corvel Corp. (a)	24,300	1,286,442
Cross Country Healthcare, Inc. (a)	116,000	889,720
Ensign Group, Inc. (The)	49,000	1,465,100
Gentiva Health Services, Inc. (a)	111,450	2,728,296
Hanger Orthopedic Group, Inc. (a)	123,825	3,114,199
Healthspring, Inc. (a)	243,750	10,688,437
Healthways, Inc. (a)	126,875	2,056,644
HMS Holdings Corp. (a)	104,000	8,118,240
IPC The Hospitalist Co., Inc. (a)	60,875	3,091,232
Landauer, Inc.	35,100	2,096,172
LCA-Vision, Inc. (a)	69,825	396,606
LHC Group, Inc. (a)	58,525	1,579,005
Magellan Health Services, Inc. (a)	116,650	6,175,451
Medcath Corp. (a)	75,775	1,027,509
Molina Healthcare, Inc. (a)	95,625	2,599,088
MWI Veterinary Supply, Inc. (a)	46,675	3,934,702
PharMerica Corp. (a)	109,500	1,351,230
PSS World Medical, Inc. (a)	206,425	6,031,738
RehabCare Group, Inc.	92,925	3,492,121
Total		100,476,045

Health Care Technology 0.5%
Computer Programs & Systems, Inc.	40,875	2,564,906
Omnicell, Inc. (a)	122,975	1,895,045
Quality Systems, Inc.	71,350	6,141,808
Total		10,601,759

Life Sciences Tools & Services 0.5%
Affymetrix, Inc. (a)	263,125	1,602,431
Cambrex Corp. (a)	109,950	537,656
Enzo Biochem, Inc. (a)	125,295	501,180
eResearchTechnology, Inc. (a)	161,050	1,021,057
Kendle International, Inc. (a)	55,650	837,533
Parexel International Corp. (a)	218,625	5,502,791
Total		10,002,648

Pharmaceuticals 1.3%
Hi-Tech Pharmacal Co., Inc. (a)	38,075	1,068,385
Par Pharmaceutical Companies, Inc. (a)	133,900	4,600,804
Questcor Pharmaceuticals, Inc. (a)	232,950	5,374,157
Salix Pharmaceuticals Ltd. (a)	216,975	8,685,509
Viropharma, Inc. (a)	291,675	5,643,911
Total		25,372,766
TOTAL HEALTH CARE		250,236,190

INDUSTRIALS 15.3%

Aerospace & Defense 2.6%
AAR Corp.	148,025	3,906,380
Aerovironment, Inc. (a)	56,175	1,695,923
American Science & Engineering, Inc.	33,850	2,929,040
Ceradyne, Inc. (a)	92,600	4,144,776
Cubic Corp.	58,825	3,014,193
Curtiss-Wright Corp.	172,775	5,893,355
Esterline Technologies Corp. (a)	113,700	8,597,994
GenCorp, Inc. (a)	221,050	1,388,194
Moog, Inc., Class A (a)	169,475	6,956,949
National Presto Industries, Inc. (b)	19,450	2,039,333
Orbital Sciences Corp. (a)	217,500	4,091,175
Teledyne Technologies, Inc. (a)	136,675	6,710,742
Total		51,368,054

Air Freight & Logistics 0.5%
Forward Air Corp.	108,675	3,814,493
HUB Group, Inc., Class A (a)	139,825	5,335,722
Total		9,150,215

Airlines 0.3%
Allegiant Travel Co. (a)	56,025	2,555,300
Skywest, Inc.	201,100	3,102,973
Total		5,658,273

Building Products 1.1%
AAON, Inc.	44,400	1,496,280
AO Smith Corp.	124,850	5,177,529

5

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Building Products (cont.)
Apogee Enterprises, Inc.	104,950	$1,389,538
Gibraltar Industries, Inc. (a)	113,400	1,481,004
Griffon Corp. (a)	173,800	1,840,542
NCI Building Systems, Inc. (a)	64,015	695,203
Quanex Building Products Corp.	139,875	2,775,120
Simpson Manufacturing Co., Inc.	149,525	4,189,690
Universal Forest Products, Inc.	72,150	2,108,945
Total		21,153,851

Commercial Services & Supplies 2.4%
ABM Industries, Inc.	177,600	4,045,728
Consolidated Graphics, Inc. (a)	37,100	2,047,549
G&K Services, Inc., Class A	69,750	2,206,192
Geo Group, Inc. (The) (a)	240,400	5,911,436
Healthcare Services Group, Inc.	246,975	4,213,393
Interface, Inc., Class A	239,775	4,615,669
Mobile Mini, Inc. (a)	167,800	3,775,500
Standard Register Co. (The)	47,550	161,195
SYKES Enterprises, Inc. (a)	152,775	3,304,523
Tetra Tech, Inc. (a)	232,400	5,654,292
Unifirst Corp.	54,750	2,935,695
United Stationers, Inc.	86,400	6,395,328
Viad Corp.	75,400	1,705,548
Total		46,972,048

Construction & Engineering 0.8%
Comfort Systems U.S.A., Inc.	141,375	1,466,059
Dycom Industries, Inc. (a)	131,350	2,244,772
EMCOR Group, Inc. (a)	248,750	7,554,537
Insituform Technologies, Inc., Class A (a)	146,975	3,793,425
Orion Marine Group, Inc. (a)	100,750	1,071,980
Total		16,130,773

Electrical Equipment 1.3%
AZZ, Inc.	46,625	2,057,095
Belden, Inc.	176,200	6,332,628
Brady Corp., Class A	196,525	6,774,217
Encore Wire Corp.	71,000	1,724,590
II-VI, Inc. (a)	95,275	5,417,336
Powell Industries, Inc. (a)	33,225	1,141,279
Vicor Corp.	73,250	1,213,020
Total		24,660,165

Industrial Conglomerates 0.2%
Standex International Corp.	46,600	1,548,052
Tredegar Corp.	85,625	1,660,269
Total		3,208,321

Machinery 4.0%
Actuant Corp., Class A	255,525	6,423,898
Albany International Corp., Class A	103,575	2,858,670
Astec Industries, Inc. (a)	74,325	2,788,674
Badger Meter, Inc.	56,125	2,088,973
Barnes Group, Inc.	168,250	4,056,507
Briggs & Stratton Corp.	187,775	3,915,109
Cascade Corp.	34,350	1,395,641
CIRCOR International, Inc.	63,875	2,830,301
Clarcor, Inc.	187,925	8,007,484
EnPro Industries, Inc. (a)	76,800	3,500,544
ESCO Technologies, Inc.	99,075	3,722,248
Federal Signal Corp.	232,075	1,524,733
John Bean Technologies Corp.	106,850	2,098,534
Kaydon Corp.	122,375	4,450,779
Lindsay Corp.	46,775	3,137,667
Lydall, Inc. (a)	63,925	764,543
Mueller Industries, Inc.	141,225	5,250,745
Robbins & Myers, Inc.	169,400	7,463,764
Toro Co. (The)	115,775	7,395,707
Watts Water Technologies, Inc., Class A	109,250	3,822,657
Total		77,497,178

Professional Services 0.9%
CDI Corp.	48,300	678,615
Dolan Co. (The) (a)	113,825	1,192,886
Exponent, Inc. (a)	52,375	2,245,840
Heidrick & Struggles International, Inc.	65,425	1,370,654
Insperity, Inc.	83,775	2,635,561
Kelly Services, Inc., Class A (a)	105,425	1,858,643
Navigant Consulting, Inc. (a)	193,800	1,957,380
On Assignment, Inc. (a)	136,400	1,523,588
School Specialty, Inc. (a)	59,825	920,109
SFN Group, Inc. (a)	190,650	1,980,853
TrueBlue, Inc. (a)	164,550	2,409,012
Total		18,773,141

Road & Rail 0.8%
Arkansas Best Corp.	94,800	2,321,652
Heartland Express, Inc.	189,468	3,148,958
Knight Transportation, Inc.	231,300	3,955,230
Old Dominion Freight Line, Inc. (a)	156,475	5,841,212
Total		15,267,052

Trading Companies & Distributors 0.4%
Applied Industrial Technologies, Inc.	140,950	5,020,639
Kaman Corp.	97,150	3,505,172

6

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Trading Companies & Distributors (cont.)
Lawson Products, Inc.	14,975	$282,279
Total		8,808,090
TOTAL INDUSTRIALS		298,647,161

INFORMATION TECHNOLOGY 18.8%

Communications Equipment 2.1%
Arris Group, Inc. (a)	452,950	5,113,805
Bel Fuse, Inc., Class B	43,625	853,741
Black Box Corp.	66,250	2,183,600
Blue Coat Systems, Inc. (a)	162,250	3,723,637
Comtech Telecommunications Corp.	102,475	2,847,780
DG FastChannel, Inc. (a)	89,575	3,169,164
Digi International, Inc. (a)	94,000	1,108,260
EMS Technologies, Inc. (a)	57,100	1,489,739
Harmonic, Inc. (a)	369,550	2,878,795
Netgear, Inc. (a)	135,650	5,676,952
Network Equipment Technologies, Inc. (a)	112,725	308,867
Oplink Communications, Inc. (a)	74,300	1,373,064
PC-Tel, Inc. (a)	68,200	471,944
Symmetricom, Inc. (a)	162,100	919,107
Tekelec (a)	256,225	2,331,648
Viasat, Inc. (a)	155,150	6,868,490
Total		41,318,593

Computers & Peripherals 0.7%
Avid Technology, Inc. (a)	108,125	1,888,944
Hutchinson Technology, Inc. (a)(b)	87,175	217,938
Intermec, Inc. (a)	179,775	2,171,682
Intevac, Inc. (a)	84,900	1,007,763
Novatel Wireless, Inc. (a)	118,000	630,120
Stratasys, Inc. (a)	78,650	2,768,480
Super Micro Computer, Inc. (a)	94,600	1,587,388
Synaptics, Inc. (a)(b)	126,450	3,546,922
Total		13,819,237

Electronic Equipment, Instruments & Components 4.0%
Agilysys, Inc. (a)	73,100	497,811
Anixter International, Inc.	105,775	7,159,910
Benchmark Electronics, Inc. (a)	228,075	3,941,136
Brightpoint, Inc. (a)	253,540	2,292,002
Checkpoint Systems, Inc. (a)	148,750	2,693,863
Cognex Corp.	153,725	5,424,955
CTS Corp.	128,025	1,310,976
Daktronics, Inc.	131,775	1,416,581
DTS, Inc. (a)	64,675	2,980,224
Electro Scientific Industries, Inc. (a)	89,400	1,609,200
FARO Technologies, Inc. (a)	60,475	2,706,861
Gerber Scientific, Inc. (a)	93,800	908,922
Insight Enterprises, Inc. (a)	172,950	2,900,371
Littelfuse, Inc.	84,100	5,046,000
LoJack Corp. (a)	68,250	299,618
Mercury Computer Systems, Inc. (a)	112,425	2,149,566
Methode Electronics, Inc.	137,775	1,647,789
MTS Systems Corp.	57,200	2,344,056
Newport Corp. (a)	137,875	2,507,946
OSI Systems, Inc. (a)	70,600	2,822,588
Park Electrochemical Corp.	77,100	2,321,481
Plexus Corp. (a)	141,500	5,275,120
Pulse Electronics Corp.	154,750	761,370
Radisys Corp. (a)	90,850	784,036
Rofin-Sinar Technologies, Inc. (a)	106,450	3,847,103
Rogers Corp. (a)	59,225	2,779,429
Scansource, Inc. (a)	100,325	3,554,515
SYNNEX Corp. (a)	89,375	2,926,137
TTM Technologies, Inc. (a)	161,275	2,670,714
Total		77,580,280

Internet Software & Services 1.3%
comScore, Inc. (a)	94,950	2,665,246
DealerTrack Holdings, Inc. (a)	152,400	3,531,108
InfoSpace, Inc. (a)	134,775	1,253,408
j2 Global Communications, Inc. (a)	171,175	4,962,363
Knot, Inc. (The) (a)	117,925	1,209,911
Liquidity Services, Inc. (a)	64,850	1,359,256
LivePerson, Inc. (a)	166,750	1,977,655
LogMeIn, Inc. (a)	61,600	2,680,832
Perficient, Inc. (a)	110,500	1,232,075
RightNow Technologies, Inc. (a)	88,800	2,939,280
Stamps.com, Inc.	44,400	552,336
United Online, Inc.	328,300	1,996,064
Total		26,359,534

IT Services 1.9%
CACI International, Inc., Class A (a)	113,425	7,239,918
Cardtronics, Inc. (a)	113,900	2,521,746
Ciber, Inc. (a)	264,725	1,614,822
CSG Systems International, Inc. (a)	129,175	2,465,951
Forrester Research, Inc.	54,375	2,062,987
Heartland Payment Systems, Inc.	143,300	2,725,566
iGate Corp.	109,150	2,013,817
Integral Systems, Inc. (a)	65,850	781,640
MAXIMUS, Inc.	64,050	5,367,390
NCI, Inc., Class A (a)	29,575	671,353

7

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (cont.)
StarTek, Inc. (a)	44,550	$207,158
TeleTech Holdings, Inc. (a)	104,100	1,884,210
Wright Express Corp. (a)	143,400	7,737,864
Total		37,294,422

Semiconductors & Semiconductor Equipment 5.1%
Advanced Energy Industries, Inc. (a)	144,250	2,142,113
ATMI, Inc. (a)	117,775	2,260,102
Brooks Automation, Inc. (a)	244,030	2,767,300
Cabot Microelectronics Corp. (a)	86,700	4,356,675
Ceva, Inc. (a)	82,100	2,818,493
Cirrus Logic, Inc. (a)	252,450	4,152,802
Cohu, Inc.	89,550	1,182,060
Cymer, Inc. (a)	112,475	5,384,178
Diodes, Inc. (a)	135,349	3,952,191
DSP Group, Inc. (a)	87,125	719,653
Exar Corp. (a)	166,025	1,055,919
FEI Co. (a)	143,850	5,611,588
Hittite Microwave Corp. (a)	93,275	5,915,500
Kopin Corp. (a)	242,075	1,261,211
Kulicke & Soffa Industries, Inc. (a)	266,350	3,236,152
Micrel, Inc.	187,225	2,203,638
Microsemi Corp. (a)	319,900	7,053,795
MKS Instruments, Inc.	192,975	5,075,242
Monolithic Power Systems, Inc. (a)	131,750	2,279,275
Pericom Semiconductor Corp. (a)	93,075	858,152
Power Integrations, Inc.	107,200	3,947,104
Rudolph Technologies, Inc. (a)	117,300	1,375,929
Sigma Designs, Inc. (a)	103,000	925,970
Standard Microsystems Corp. (a)	85,325	2,288,417
Supertex, Inc. (a)	48,425	1,058,571
Tessera Technologies, Inc. (a)	190,400	3,293,920
TriQuint Semiconductor, Inc. (a)	606,900	7,859,355
Ultratech, Inc. (a)	93,550	2,972,084
Veeco Instruments, Inc. (a)(b)	151,525	8,726,325
Volterra Semiconductor Corp. (a)	90,975	2,244,353
Total		98,978,067

Software 3.7%
Blackbaud, Inc.	166,000	4,672,900
Bottomline Technologies, Inc. (a)	123,900	3,221,400
CommVault Systems, Inc. (a)	162,625	6,722,917
Ebix, Inc. (a)(b)	143,375	2,838,825
EPIQ Systems, Inc.	116,875	1,748,450
Interactive Intelligence, Inc. (a)	49,850	1,810,054
JDA Software Group, Inc. (a)	157,500	5,202,225
Manhattan Associates, Inc. (a)	81,475	2,929,026
MicroStrategy, Inc., Class A (a)	30,625	4,477,069
Monotype Imaging Holdings, Inc. (a)	105,750	1,506,938
Netscout Systems, Inc. (a)	130,775	3,033,980
Progress Software Corp. (a)	250,275	6,774,944
Radiant Systems, Inc. (a)	125,100	2,627,100
Smith Micro Software, Inc. (a)	114,775	609,455
Sourcefire, Inc. (a)	104,475	2,790,527
Synchronoss Technologies, Inc. (a)	93,650	3,006,165
Take-Two Interactive Software, Inc. (a)	319,025	5,228,820
Taleo Corp., Class A (a)	152,250	5,683,492
THQ, Inc. (a)	253,825	1,048,297
Tyler Technologies, Inc. (a)	93,075	2,365,036
Websense, Inc. (a)	151,500	3,764,775
Total		72,062,395
TOTAL INFORMATION TECHNOLOGY		367,412,528

MATERIALS 4.7%

Chemicals 2.3%
A. Schulman, Inc.	117,450	2,993,801
American Vanguard Corp.	79,850	954,208
Arch Chemicals, Inc.	93,825	3,391,774
Balchem Corp.	107,300	4,629,995
Calgon Carbon Corp. (a)	210,400	3,629,400
H.B. Fuller Co.	183,350	4,086,871
Hawkins, Inc. (b)	31,950	1,391,423
Koppers Holdings, Inc.	76,750	3,079,977
LSB Industries, Inc. (a)	60,775	2,877,089
OM Group, Inc. (a)	115,200	4,294,656
PolyOne Corp.	350,750	5,341,922
Quaker Chemical Corp.	47,000	2,047,320
Stepan Co.	29,025	1,948,448
STR Holdings, Inc. (a)(b)	154,300	2,439,483
Zep, Inc.	81,475	1,517,879
Total		44,624,246

Construction Materials 0.5%
Eagle Materials, Inc.	164,900	4,750,769
Headwaters, Inc. (a)	226,625	829,448
Texas Industries, Inc. (b)	103,825	4,349,229
Total		9,929,446

Containers & Packaging 0.1%
Myers Industries, Inc.	131,775	1,379,684

Metals & Mining 1.0%
AM Castle & Co. (a)	62,525	1,155,462

8

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining (cont.)
AMCOL International Corp.	94,675	$3,476,466
Century Aluminum Co. (a)	211,025	3,405,943
Kaiser Aluminum Corp.	55,200	2,911,248
Materion Corp. (a)	75,950	3,012,937
Olympic Steel, Inc.	34,150	1,001,278
RTI International Metals, Inc. (a)	112,525	4,290,578
Total		19,253,912

Paper & Forest Products 0.8%
Buckeye Technologies, Inc.	144,125	3,670,864
Clearwater Paper Corp. (a)	42,800	2,957,052
Deltic Timber Corp.	40,150	2,309,027
KapStone Paper and Packaging Corp. (a)	142,450	2,343,302
Neenah Paper, Inc.	55,500	1,287,045
Schweitzer-Mauduit International, Inc.	64,400	3,392,592
Wausau Paper Corp.	183,300	1,257,438
Total		17,217,320
TOTAL MATERIALS		92,404,608

TELECOMMUNICATION SERVICES 0.7%

Diversified Telecommunication Services 0.5%
Atlantic Tele-Network, Inc.	33,850	1,294,086
Cbeyond, Inc. (a)	114,975	1,651,041
Cincinnati Bell, Inc. (a)	741,450	2,357,811
General Communication, Inc., Class A (a)	144,925	1,789,824
Neutral Tandem, Inc. (a)	123,850	2,101,734
Total		9,194,496

Wireless Telecommunication Services 0.2%
NTELOS Holdings Corp.	111,150	2,317,477
U.S.A. Mobility, Inc.	82,350	1,339,011
Total		3,656,488
TOTAL TELECOMMUNICATION SERVICES		12,850,984

UTILITIES 3.8%

Electric Utilities 1.2%
Allete, Inc.	116,200	4,634,056
Central Vermont Public Service Corp.	48,925	1,678,128
El Paso Electric Co. (a)	159,025	4,952,038
UIL Holdings Corp.	188,258	6,236,988
Unisource Energy Corp.	136,525	5,172,932
Total		22,674,142

Gas Utilities 1.8%
Laclede Group, Inc. (The)	83,525	3,141,375
New Jersey Resources Corp.	154,500	7,119,360
Northwest Natural Gas Co.	99,500	4,494,415
Piedmont Natural Gas Co., Inc.	270,150	8,501,620
South Jersey Industries, Inc.	111,450	6,237,857
Southwest Gas Corp.	170,775	6,670,471
Total		36,165,098

Multi-Utilities 0.7%
Avista Corp.	213,675	5,326,918
CH Energy Group, Inc.	58,525	3,157,424
NorthWestern Corp.	135,150	4,469,410
Total		12,953,752

Water Utilities 0.1%
American States Water Co.	69,450	2,401,581

TOTAL UTILITIES		74,194,573

Total Common Stocks (Cost: $1,469,088,590)		1,923,849,253

Money Market Fund 1.4%
Columbia Short-Term Cash Fund, 0.166% (d)(e)	28,063,428	28,063,428

Total Money Market Fund (Cost: $28,063,428)		28,063,428

Issuer	Effective Yield	Par/ Principal	Value

Investments of Cash Collateral Received for Securities on Loan 2.9%

Money Market Fund 0.3%
JP Morgan Prime Money Market Fund, 0.010% (e)		$5,000,000	$5,000,000

Repurchase Agreements 2.6%
Cantor Fitzgerald & Co. dated 05/31/11, matures 06/01/11, repurchase price $5,000,021 (f)
	0.150%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 05/31/11, matures 06/01/11, repurchase price $11,699,531 (f)
	0.110%	11,699,495	11,699,495

9

Issuer	Effective Yield	Par/ Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Mizuho Securities USA, Inc. dated 05/31/11, matures 06/01/11, repurchase price $5,000,022 (f)
	0.160%	5,000,000	5,000,000
Societe Generale dated 05/31/11, matures 06/01/11, repurchase price $30,000,108 (f)
	0.130%	30,000,000	30,000,000
Total			51,699,495

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $56,699,495)			56,699,495

Total Investments (Cost: $1,553,851,513) (g)			2,008,612,176	(h)
Other Assets & Liabilities, Net			(55,919,834)

Net Assets			$1,952,692,342

Investments in Derivatives

At May 31, 2011, $3,200,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

Futures Contracts Outstanding at May 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Russell 2000 Mini Index	314	$26,620,920	June 2011	$845,092	$—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At May 31, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 0.19% of net assets.

10

(d)	Investments in affiliates during the three months ended May 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$80,670,362	$(52,606,934)	$—	$28,063,428	$10,380	$28,063,428

(e)	The rate shown is the seven-day current annualized yield at May 31, 2011.

11

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.150%)

Security Description	Value

Fannie Mae Pool	$3,472,667
Fannie Mae REMICS	102,487
Freddie Mac Non Gold Pool	1,131,279
Freddie Mac REMICS	236,118
Government National Mortgage Association	157,449
Total Market Value of Collateral Securities	$5,100,000

Credit Suisse Securities (USA) LLC (0.110%)

Security Description	Value

United States Treasury Note/Bond	$11,933,496
Total Market Value of Collateral Securities	$11,933,496

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value

Fannie Mae Pool	$2,020,072
Freddie Mac Gold Pool	95,559
Freddie Mac Non Gold Pool	255,860
Ginnie Mae I Pool	2,721,443
Ginnie Mae II Pool	7,066
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.130%)

Security Description	Value

Fannie Mae REMICS	$6,753,924
FHLMC-GNMA	14,821
Freddie Mac REMICS	11,217,851
Freddie Mac Strips	252,314
Government National Mortgage Association	12,361,090
Total Market Value of Collateral Securities	$30,600,000

12

(g)

At May 31, 2011, the cost of securities for federal income tax purposes was approximately $1,553,852,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$575,340,000
	Unrealized Depreciation	(120,580,000)
	Net Unrealized Appreciation	$454,760,000

(h)	Securities are valued using policies described below:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

13

•     Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•     Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•     Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair value at May 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$282,495,538	$—	$—	$282,495,538
Consumer Staples	78,153,264	—	—	78,153,264
Energy	92,935,312	—	—	92,935,312
Financials	374,519,095	—	—	374,519,095
Health Care	250,236,190	—	—	250,236,190
Industrials	298,647,161	—	—	298,647,161
Information Technology	367,412,528	—	—	367,412,528
Materials	92,404,608	—	—	92,404,608
Telecommunication Services	12,850,984	—	—	12,850,984
Utilities	74,194,573	—	—	74,194,573
Total Equity Securities	1,923,849,253	—	—	1,923,849,253

Other
Affiliated Money Market Fund(c)	28,063,428	—	—	28,063,428
Investments of Cash Collateral Received for Securities on Loan	5,000,000	51,699,495	—	56,699,495
Total Other	33,063,428	51,699,495	—	84,762,923

Investments in Securities	1,956,912,681	51,699,495	—	2,008,612,176
Derivatives(d)
Assets
Futures Contracts	845,092	—	—	845,092
Total	$1,957,757,773	$51,699,495	$—	$2,009,457,268

14

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

15

INVESTMENT PORTFOLIO
May 31, 2011 (Unaudited)	Columbia Small Cap Value Fund II

	Shares	Value ($)*
Common Stocks — 96.6%
CONSUMER DISCRETIONARY — 11.1%
Auto Components — 2.0%
Cooper Tire & Rubber Co.	575,000	13,892,000
Dana Holding Corp. (a)	550,000	9,966,000
Tower International, Inc. (a)	938,995	16,225,834
Auto Components Total		40,083,834
Diversified Consumer Services — 0.8%
Stewart Enterprises, Inc., Class A	2,250,000	16,762,500
Diversified Consumer Services Total		16,762,500
Hotels, Restaurants & Leisure — 2.2%
Boyd Gaming Corp. (a)	631,100	5,957,584
Domino’s Pizza, Inc. (a)	950,000	23,674,000
Texas Roadhouse, Inc., Class A	875,000	15,076,250
Hotels, Restaurants & Leisure Total		44,707,834
Household Durables — 1.0%
Helen of Troy Ltd. (a)	600,000	19,434,000
Household Durables Total		19,434,000
Specialty Retail — 4.3%
Brown Shoe Co., Inc.	673,300	6,941,723
Finish Line, Inc., Class A	900,000	20,754,000
Genesco, Inc. (a)	365,000	16,421,350
GNC Holdings, Inc., Class A (a)	1,042,146	21,186,828
Pier 1 Imports, Inc. (a)	900,000	10,728,000
Sonic Automotive, Inc., Class A	800,000	10,456,000
Specialty Retail Total		86,487,901
Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	230,000	15,088,000
Textiles, Apparel & Luxury Goods Total		15,088,000
CONSUMER DISCRETIONARY TOTAL		222,564,069
CONSUMER STAPLES — 4.1%
Food & Staples Retailing — 2.2%
Andersons, Inc.	287,000	12,435,710
Pantry, Inc. (a)	570,000	10,527,900
Ruddick Corp.	300,000	13,185,000
Winn-Dixie Stores, Inc. (a)	972,900	8,863,119
Food & Staples Retailing Total		45,011,729
Food Products — 0.9%
Dean Foods Co. (a)	1,300,000	18,044,000
Food Products Total		18,044,000

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 1.0%
Nu Skin Enterprises, Inc., Class A	485,000	18,958,650
Personal Products Total		18,958,650
CONSUMER STAPLES TOTAL		82,014,379
ENERGY — 6.8%
Energy Equipment & Services — 3.1%
Hornbeck Offshore Services, Inc. (a)	525,000	14,169,750
ION Geophysical Corp. (a)	1,100,000	11,099,000
Key Energy Services, Inc. (a)	1,100,000	19,448,000
Oil States International, Inc. (a)	210,000	16,600,500
Energy Equipment & Services Total		61,317,250
Oil, Gas & Consumable Fuels — 3.7%
Bill Barrett Corp. (a)	360,000	16,045,200
Knightsbridge Tankers Ltd.	500,000	10,525,000
Patriot Coal Corp. (a)	460,000	10,639,800
Stone Energy Corp. (a)	600,000	19,356,000
Swift Energy Co. (a)	470,000	18,438,100
Oil, Gas & Consumable Fuels Total		75,004,100
ENERGY TOTAL		136,321,350
FINANCIALS — 25.5%
Capital Markets — 1.8%
Apollo Investment Corp.	737,454	8,414,350
MCG Capital Corp.	1,300,000	8,944,000
Medley Capital Corp.	436,967	5,129,993
Stifel Financial Corp. (a)	345,000	13,893,150
Capital Markets Total		36,381,493
Commercial Banks — 9.0%
Community Bank System, Inc.	630,000	15,800,400
East West Bancorp, Inc.	690,000	13,862,100
IBERIABANK Corp.	305,000	17,918,750
Independent Bank Corp. MA	700,000	20,748,000
Prosperity Bancshares, Inc.	410,000	17,937,500
Sandy Spring Bancorp, Inc.	659,161	12,412,002
Sterling Bancorp NY (b)	1,725,824	16,464,361
Sterling Bancshares, Inc.	1,635,000	13,881,150
SVB Financial Group (a)	290,849	17,270,613
Texas Capital Bancshares, Inc. (a)	800,000	20,024,000
Umpqua Holdings Corp.	1,250,000	14,975,000
Commercial Banks Total		181,293,876

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 4.4%
Alterra Capital Holdings Ltd.	490,000	11,147,500
American Equity Investment Life Holding Co.	890,000	11,561,100
Argo Group International Holdings Ltd.	355,365	10,501,036
Delphi Financial Group, Inc., Class A	570,000	16,626,900
National Financial Partners Corp. (a)	1,050,000	13,723,500
Platinum Underwriters Holdings Ltd.	235,000	8,022,900
Symetra Financial Corp.	1,300,000	17,446,000
Insurance Total		89,028,936
Real Estate Investment Trusts (REITs) — 8.6%
American Assets Trust, Inc.	434,887	9,750,166
BioMed Realty Trust, Inc.	875,000	17,928,750
Brandywine Realty Trust	1,250,000	15,950,000
CBL & Associates Properties, Inc.	950,000	18,278,000
DuPont Fabros Technology, Inc.	640,000	16,729,600
First Industrial Realty Trust, Inc. (a)	1,100,000	13,838,000
Highwoods Properties, Inc.	290,000	10,463,200
LaSalle Hotel Properties	670,000	18,746,600
Mid-America Apartment Communities, Inc.	277,000	18,988,350
OMEGA Healthcare Investors, Inc.	425,000	9,048,250
U-Store-It Trust	1,950,000	21,976,500
Real Estate Investment Trusts (REITs) Total		171,697,416
Thrifts & Mortgage Finance — 1.7%
MGIC Investment Corp. (a)	1,150,000	9,269,000
Northwest Bancshares, Inc.	1,250,000	15,687,500
Oritani Financial Corp.	709,933	8,888,361
Thrifts & Mortgage Finance Total		33,844,861
FINANCIALS TOTAL		512,246,582
HEALTH CARE — 6.9%
Health Care Equipment & Supplies — 2.3%
CONMED Corp. (a)	535,000	15,140,500
Cooper Companies, Inc.	160,000	11,985,600
Invacare Corp.	557,083	18,706,847
Health Care Equipment & Supplies Total		45,832,947
Health Care Providers & Services — 4.6%
Centene Corp. (a)	625,000	21,750,000
Healthspring, Inc. (a)	555,000	24,336,750
Kindred Healthcare, Inc. (a)	950,000	23,313,000

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
WellCare Health Plans, Inc. (a)	478,900	23,585,825
Health Care Providers & Services Total		92,985,575
HEALTH CARE TOTAL		138,818,522
INDUSTRIALS — 17.9%
Aerospace & Defense — 1.0%
Esterline Technologies Corp. (a)	265,000	20,039,300
Aerospace & Defense Total		20,039,300
Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	300,000	18,987,000
Air Freight & Logistics Total		18,987,000
Airlines — 0.8%
Alaska Air Group, Inc. (a)	250,000	16,885,000
Airlines Total		16,885,000
Commercial Services & Supplies — 5.0%
Cenveo, Inc. (a)	2,300,000	14,904,000
Deluxe Corp.	766,088	19,719,105
Geo Group, Inc. (a)	565,000	13,893,350
Progressive Waste Solutions Ltd.	716,632	18,008,962
TMS International Corp., Class A (a)	936,500	13,438,775
United Stationers, Inc.	265,000	19,615,300
Commercial Services & Supplies Total		99,579,492
Construction & Engineering — 1.2%
EMCOR Group, Inc. (a)	500,000	15,185,000
Sterling Construction Co., Inc. (a)	629,104	8,379,665
Construction & Engineering Total		23,564,665
Electrical Equipment — 0.9%
Brady Corp., Class A	435,000	14,994,450
Satcon Technology Corp. (a)	1,458,410	3,879,371
Electrical Equipment Total		18,873,821
Machinery — 2.6%
Gardner Denver, Inc.	130,000	10,891,400
Meritor, Inc. (a)	530,000	8,750,300
Trinity Industries, Inc.	525,000	18,054,750
Wabash National Corp. (a)	1,450,000	14,021,500
Machinery Total		51,717,950
Professional Services — 1.4%
CBIZ, Inc. (a)	700,000	5,355,000
Navigant Consulting, Inc. (a)	955,000	9,645,500
SFN Group, Inc. (a)	1,200,000	12,468,000
Professional Services Total		27,468,500

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.8%
Werner Enterprises, Inc.	605,000	15,173,400
Road & Rail Total		15,173,400
Trading Companies & Distributors — 3.3%
Houston Wire & Cable Co. (b)	935,000	14,950,650
Textainer Group Holdings Ltd.	600,000	19,362,000
Titan Machinery, Inc. (a)	720,000	19,288,800
United Rentals, Inc. (a)	460,000	12,576,400
Trading Companies & Distributors Total		66,177,850
INDUSTRIALS TOTAL		358,466,978
INFORMATION TECHNOLOGY — 14.0%
Communications Equipment — 0.6%
Ciena Corp. (a)	475,000	12,706,250
Communications Equipment Total		12,706,250
Electronic Equipment, Instruments & Components — 4.7%
Anixter International, Inc.	250,000	16,922,500
Elster Group SE, ADR (a)	1,100,000	18,183,000
Pulse Electronics Corp.	1,500,000	7,380,000
Rofin-Sinar Technologies, Inc. (a)	475,000	17,166,500
Rogers Corp. (a)	450,000	21,118,500
TTM Technologies, Inc. (a)	760,000	12,585,600
Electronic Equipment, Instruments & Components Total		93,356,100
Internet Software & Services — 0.6%
Saba Software, Inc. (a)	1,150,000	11,373,500
Internet Software & Services Total		11,373,500
IT Services — 1.8%
Acxiom Corp. (a)	439,409	6,041,874
Cardtronics, Inc. (a)	825,000	18,265,500
NeuStar, Inc., Class A (a)	470,986	12,603,585
IT Services Total		36,910,959
Semiconductors & Semiconductor Equipment — 4.8%
Cirrus Logic, Inc. (a)	950,000	15,627,500
Fairchild Semiconductor International, Inc. (a)	825,000	14,883,000
IXYS Corp. (a)	1,075,000	14,931,750
Kulicke & Soffa Industries, Inc. (a)	600,000	7,290,000
Micrel, Inc.	950,000	11,181,500
Silicon Image, Inc. (a)	1,600,000	12,128,000
Standard Microsystems Corp. (a)	515,056	13,813,802

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Ultra Clean Holdings (a)	735,841	7,476,145
Semiconductors & Semiconductor Equipment Total		97,331,697
Software — 1.5%
Ariba, Inc. (a)	485,000	16,266,900
Mentor Graphics Corp. (a)	965,000	12,940,650
Software Total		29,207,550
INFORMATION TECHNOLOGY TOTAL		280,886,056
MATERIALS — 7.1%
Chemicals — 1.8%
Georgia Gulf Corp. (a)	570,000	16,153,800
Rockwood Holdings, Inc. (a)	170,000	8,940,300
Solutia, Inc. (a)	450,000	11,236,500
Chemicals Total		36,330,600
Containers & Packaging — 2.4%
Boise, Inc.	2,000,000	16,880,000
Graham Packaging Co., Inc. (a)	615,000	13,954,350
Rock-Tenn Co., Class A	233,000	17,901,390
Containers & Packaging Total		48,735,740
Metals & Mining — 2.2%
Metals USA Holdings Corp. (a)	950,000	14,934,000
RTI International Metals, Inc. (a)	460,000	17,539,800
Schnitzer Steel Industries, Inc., Class A	210,000	12,411,000
Metals & Mining Total		44,884,800
Paper & Forest Products — 0.7%
Schweitzer-Mauduit International, Inc.	252,000	13,275,360
Paper & Forest Products Total		13,275,360
MATERIALS TOTAL		143,226,500
UTILITIES — 3.2%
Electric Utilities — 1.3%
UIL Holdings Corp.	520,000	17,227,600
Westar Energy, Inc.	300,000	8,157,000
Electric Utilities Total		25,384,600
Gas Utilities — 1.9%
New Jersey Resources Corp.	440,600	20,302,848
South Jersey Industries, Inc.	340,000	19,029,800
Gas Utilities Total		39,332,648
UTILITIES TOTAL		64,717,248

Total Common Stocks (cost of $1,430,501,500)		1,939,261,684

6

	Par ($)	Value ($)
Short-Term Obligation — 3.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/11, due 06/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/18/17, market value $70,055,125 (repurchase proceeds $68,681,019)	68,681,000	68,681,000

Total Short-Term Obligation (cost of $68,681,000)		68,681,000

Total Investments — 100.0% (cost of $1,499,182,500)(c)(d)		2,007,942,684

Other Assets & Liabilities, Net — (0.0)%		(227,732)

Net Assets — 100.0%		2,007,714,952

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

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Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,939,261,684	$—	$—	$1,939,261,684
Total Short-Term Obligation	—	68,681,000	—	68,681,000
Total Investments	$1,939,261,684	$68,681,000	$—	$2,007,942,684

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The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies which are or were affiliated during the three months ended May 31, 2011, are as follows:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Sterling Bancorp NY	$15,562,000	$1,687,910	$—	$155,324	$16,464,361
Houston Wire & Cable Co.	—	1,139,132	—	84,150	14,950,650
Total	$15,562,000	$2,827,042	$—	$239,474	$31,415,011

(c)	Cost for federal income tax purposes is $1,499,182,500.
(d)	Unrealized appreciation and depreciation at May 31, 2011 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$546,562,719	$(37,802,535)	$508,760,184

Acronym	Name

ADR	American Depositary Receipt

9

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	July 22, 2011